UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Annual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-17.79%	-1.14%	-0.16%
Class T (incl. 3.50% sales charge)	-16.07%	-0.93%	0.00%
Class B (incl. contingent deferred sales charge)B	-17.66%	-1.08%	-0.04%
Class C (incl. contingent deferred sales charge)C	-14.25%	-0.71%	0.13%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-29.40%	-3.07%	-1.87%
Class T (incl. 3.50% sales charge)	-27.89%	-2.85%	-1.69%
Class B (incl. contingent deferred sales charge)B	-29.25%	-2.99%	-1.69%
Class C (incl. contingent deferred sales charge)C	-26.33%	-2.63%	-1.51%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-30.59%	-3.39%	-1.36%
Class T (incl. 3.50% sales charge)	-29.14%	-3.17%	-1.20%
Class B (incl. contingent deferred sales charge)B	-30.40%	-3.30%	-1.22%
Class C (incl. contingent deferred sales charge)C	-27.58%	-2.95%	-1.06%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-32.15%	-3.25%	-1.90%
Class T (incl. 3.50% sales charge)	-30.64%	-3.03%	-1.71%
Class B (incl. contingent deferred sales charge) B	-31.88%	-3.16%	-1.69%
Class C (incl. contingent deferred sales charge) C	-29.21%	-2.84%	-1.55%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-37.17%	-4.51%	-1.77%
Class T (incl. 3.50% sales charge)	-35.88%	-4.31%	-1.60%
Class B (incl. contingent deferred sales charge) B	-37.00%	-4.44%	-1.62%
Class C (incl. contingent deferred sales charge) C	-34.52%	-4.11%	-1.48%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-38.71%	-4.87%	-3.26%
Class T (incl. 3.50% sales charge)	-37.47%	-4.65%	-3.02%
Class B (incl. contingent deferred sales charge) B	-38.52%	-4.77%	-3.07%
Class C (incl. contingent deferred sales charge) C	-36.05%	-4.45%	-2.92%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-42.02%	-5.75%	-2.61%
Class T (incl. 3.50% sales charge)	-40.77%	-5.54%	-2.44%
Class B (incl. contingent deferred sales charge) B	-41.84%	-5.68%	-2.48%
Class C (incl. contingent deferred sales charge)C	-39.54%	-5.34%	-2.32%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-42.78%	-5.90%	-4.14%
Class T (incl. 3.50% sales charge)	-41.54%	-5.71%	-3.98%
Class B (incl. contingent deferred sales charge) B	-42.63%	-5.85%	-3.99%
Class C (incl. contingent deferred sales charge)C	-40.27%	-5.49%	-3.80%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-43.84%	-6.19%	-2.78%
Class T (incl. 3.50% sales charge)	-42.69%	-5.98%	-2.64%
Class B (incl. contingent deferred sales charge) B	-43.66%	-6.11%	-2.65%
Class C (incl. contingent deferred sales charge) C	-41.47%	-5.79%	-2.52%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 1%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-44.33%	-16.61%
Class T (incl. 3.50% sales charge)	-43.14%	-16.14%
Class B (incl. contingent deferred sales charge) B	-44.31%	-16.39%
Class C (incl. contingent deferred sales charge) C	-41.65%	-15.36%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, and life of fund total return figures are 5%, and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-45.71%	-17.41%
Class T (incl. 3.50% sales charge)	-44.42%	-16.85%
Class B (incl. contingent deferred sales charge) B	-45.56%	-17.08%
Class C (incl. contingent deferred sales charge) C	-42.68%	-15.93%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom Funds

Management's Discussion of Fund Performance

Market Recap: Although an equity rally in the final weeks of the period seemed a welcome sight for beleaguered investors, most looked back on the year ending March 31, 2009, with little reason to smile amid ongoing concerns about slowing global growth and a virtual drying-up of credit availability. A massive flight to quality and away from risk defined the markets during the past year, and even the U.S. government's aggressive moves to unfreeze credit, stabilize the financial system and reignite the domestic economy did little to bring investors back into stocks until late in the period. The Standard & Poor's 500SM Index returned -38.09%, with none of its market sectors able to break into positive ground. The blue-chip Dow Jones Industrial AverageSM posted a mark of -35.94%, and the technology-laden NASDAQ Composite® Index saw a -32.29% return. International equities fared even worse, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - returning -46.42%. Investors' flight to quality also affected the fixed-income markets, with securities explicitly or implicitly backed by the U.S. government far outperforming those further out on the risk spectrum. Accordingly, the Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment grade debt universe - gained 3.13% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bill Index, posted a 1.31% annual return. High-yield bonds, however, suffered greatly from the flight to quality, with the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index returning -19.65%.

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: The Advisor Freedom Funds age-based portfolios all had negative absolute returns for the 12-month period. (For specific performance results, please refer to the performance section of this report.) These results mirrored those of the global capital markets, reflecting a period of extreme volatility and poor performance for virtually all asset classes except those secured in some way by the federal government. Accordingly, the shorter-dated and more conservatively positioned Funds - those with greater exposure to fixed-income securities - posted less-negative returns than the longer-dated and more aggressively positioned Funds, whose asset allocation is, by design, more tilted toward equities. In relative terms, however, all of the Funds underperformed their Composite indexes, mainly because of weak returns from the underlying mutual funds within our domestic equity and investment-grade bond allocations.

Note to shareholders: During the past year, four new underlying funds were added to the Advisor Freedom Funds structure. In the domestic equity allocation, we transitioned to two new funds dedicated strictly for use in Fidelity fund-of-funds products - Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund - which allows Jonathan and me to better control the funds' overall sector exposures. These additions replaced Fidelity Advisor Mid-Cap Fund and Fidelity Advisor Dividend Growth Fund. In the international equity space, we added Fidelity Series Emerging Markets Fund. In the investment-grade bond allocation, we added Fidelity Series Investment Grade Bond Fund - a dedicated fund-of-funds product that invests in investment-grade debt securities of all types - replacing Fidelity Advisor Intermediate Bond Fund and ultimately intended to replace Fidelity Advisor Government Income Fund. Fidelity Advisor Total Bond Fund is expected to be removed as an underlying fund over time. We consistently monitor the structure of the Advisor Freedom Funds' product line to ensure that our asset allocation approach is appropriate to current conditions and also so that we can more-effectively manage the risk/return characteristics of the product line.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 912.10	$ 1.19
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 910.80	$ 2.38
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 908.20	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 908.20	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 912.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 822.10	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 821.50	$ 2.27
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 819.60	$ 4.54
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 820.00	$ 4.54
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 823.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 812.00	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 810.40	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 808.70	$ 4.51
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 809.30	$ 4.51
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 812.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 799.60	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 799.10	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 797.40	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 796.70	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 800.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 757.60	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 755.70	$ 2.19
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 754.40	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 753.50	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 758.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 743.30	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 742.50	$ 2.17
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 740.80	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 741.10	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 744.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 714.80	$ 1.07
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 714.00	$ 2.14
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 712.20	$ 4.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 712.30	$ 4.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 715.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 707.90	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 706.70	$ 2.13
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 704.90	$ 4.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 705.50	$ 4.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 708.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 697.90	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 696.90	$ 2.12
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 695.30	$ 4.23
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 694.60	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 699.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 693.70	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 691.90	$ 2.11
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 688.90	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 693.80	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 692.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 678.90	$ 1.05
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 680.10	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 677.00	$ 4.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 685.30	$ 4.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 683.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.7	1.2
Fidelity Advisor Equity Growth Fund Institutional Class	2.3	2.6
Fidelity Advisor Equity Income Fund Institutional Class	2.8	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	3.5	3.4
Fidelity Advisor Large Cap Fund Institutional Class	2.8	3.3
Fidelity Advisor Small Cap Fund Institutional Class	1.0	0.9
Fidelity Series All-Sector Equity Fund	4.0	0.0
Fidelity Series Large Cap Value Fund	1.4	0.0
Fidelity Small Cap Opportunities Fund	0.9	0.8
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	2.0
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	1.4
	20.4	19.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	4.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.8	12.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.9	6.8
Fidelity Advisor Total Bond Fund Institutional Class	9.8	10.4
Fidelity Series Investment Grade Bond Fund	14.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.4
	35.1	35.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	20.2
Fidelity Institutional Money Market Portfolio Institutional Class	19.7	20.5
	39.5	40.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	39.5%

Six months ago
Domestic Equity Funds	19.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	40.7%

The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.4%
	Shares	Value
Domestic Equity Funds - 20.4%
Fidelity 100 Index Fund	460,156	$ 2,691,910
Fidelity Advisor Equity Growth Fund Institutional Class	111,046	3,708,932
Fidelity Advisor Equity Income Fund Institutional Class	308,285	4,528,703
Fidelity Advisor Growth & Income Fund Institutional Class	504,955	5,559,559
Fidelity Advisor Large Cap Fund Institutional Class	452,492	4,529,448
Fidelity Advisor Small Cap Fund Institutional Class	95,253	1,574,527
Fidelity Series All-Sector Equity Fund	776,219	6,465,901
Fidelity Series Large Cap Value Fund	267,663	2,253,726
Fidelity Small Cap Opportunities Fund	304,672	1,511,174
TOTAL EQUITY FUNDS (Cost $46,596,911)		32,823,880
Fixed-Income Funds - 40.1%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,531,219	8,084,835

	Shares	Value
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Advisor Government Income Fund Institutional Class	555,712	$ 6,079,484
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,636,372	11,061,873
Fidelity Advisor Total Bond Fund Institutional Class	1,697,572	15,770,448
Fidelity Series Investment Grade Bond Fund	2,218,211	23,402,124
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		56,313,929
TOTAL FIXED-INCOME FUNDS (Cost $74,171,792)		64,398,764
Short-Term Funds - 39.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,650,165	31,756,433
Fidelity Institutional Money Market Portfolio Institutional Class	31,721,216	31,721,216
TOTAL SHORT-TERM FUNDS (Cost $65,618,496)		63,477,649
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $186,387,199)		$ 160,700,293
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 160,700,293	$ 160,700,293	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $3,435,419 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $186,387,199) - See accompanying schedule		$ 160,700,293
Receivable for investments sold		3,655,648
Receivable for fund shares sold		361,774
Distributions receivable from underlying funds		28,545
Total assets		164,746,260

Liabilities
Payable for investments purchased	$ 3,870,521
Payable for fund shares redeemed	181,860
Distribution fees payable	49,088
Total liabilities		4,101,469

Net Assets		$ 160,644,791
Net Assets consist of:
Paid in capital		$ 192,252,098
Undistributed net investment income		310,093
Accumulated undistributed net realized gain (loss) on investments		(6,230,494)
Net unrealized appreciation (depreciation) on investments		(25,686,906)
Net Assets		$ 160,644,791

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($93,865,476 ÷ 10,744,502 shares)		$ 8.74

Maximum offering price per share (100/94.25 of $8.74)		$ 9.27
Class T: Net Asset Value and redemption price per share ($42,674,675 ÷ 4,887,899 shares)		$ 8.73

Maximum offering price per share (100/96.50 of $8.73)		$ 9.05
Class B: Net Asset Value and offering price per share ($4,281,600 ÷ 490,828 shares)A		$ 8.72

Class C: Net Asset Value and offering price per share ($11,362,133 ÷ 1,302,934 shares)A		$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,460,907 ÷ 966,589 shares)		$ 8.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 5,472,681

Expenses
Distribution fees	$ 636,407
Independent trustees' compensation	664
Total expenses before reductions	637,071
Expense reductions	(664)	636,407
Net investment income (loss)		4,836,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,623,379)
Capital gain distributions from underlying funds	1,059,547	(4,563,832)
Change in net unrealized appreciation (depreciation) on underlying funds		(24,059,265)
Net gain (loss)		(28,623,097)
Net increase (decrease) in net assets resulting from operations		$ (23,786,823)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,836,274	$ 4,974,929
Net realized gain (loss)	(4,563,832)	904,108
Change in net unrealized appreciation (depreciation)	(24,059,265)	(4,555,179)
Net increase (decrease) in net assets resulting from operations	(23,786,823)	1,323,858
Distributions to shareholders from net investment income	(4,951,780)	(4,882,484)
Distributions to shareholders from net realized gain	(1,910,005)	(774,653)
Total distributions	(6,861,785)	(5,657,137)
Share transactions - net increase (decrease)	29,566,421	55,528,124
Total increase (decrease) in net assets	(1,082,187)	51,194,845

Net Assets
Beginning of period	161,726,978	110,532,133
End of period (including undistributed net investment income of $310,093 and $425,599, respectively)	$ 160,644,791	$ 161,726,978

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Income from Investment Operations
Net investment income (loss) C	.29	.40	.36	.29	.20
Net realized and unrealized gain (loss)	(1.60)	(.21)	.29	.23	(.10)
Total from investment operations	(1.31)	.19	.65	.52	.10
Distributions from net investment income	(.30)	(.40)	(.35)	(.27)	(.19)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.41)	(.47) G	(.43)	(.30) F	(.20)
Net asset value, end of period	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Total Return A, B	(12.78)%	1.73%	6.38%	5.12%	.99%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	3.03%	3.77%	3.46%	2.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,865	$ 87,469	$ 49,721	$ 18,524	$ 10,120
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

G Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.27	.38	.34	.27	.18
Net realized and unrealized gain (loss)	(1.61)	(.22)	.29	.22	(.10)
Total from investment operations	(1.34)	.16	.63	.49	.08
Distributions from net investment income	(.27)	(.38)	(.33)	(.24)	(.16)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.38)	(.44) F	(.41)	(.28)	(.17)
Net asset value, end of period	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Total Return A, B	(13.03)%	1.48%	6.11%	4.78%	.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.78%	3.52%	3.21%	2.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,675	$ 44,882	$ 39,739	$ 32,469	$ 29,013
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	(1.60)	(.21)	.28	.21	(.10)
Total from investment operations	(1.38)	.11	.57	.43	.02
Distributions from net investment income	(.23)	(.32)	(.27)	(.19)	(.10)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.34)	(.39) G	(.35)	(.22) F	(.11)
Net asset value, end of period	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Total Return A, B	(13.48)%	.97%	5.57%	4.27%	.23%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,282	$ 5,539	$ 4,993	$ 4,873	$ 4,454
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.388 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Income from Investment Operations
Net investment income (loss) C	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	(1.60)	(.21)	.27	.22	(.09)
Total from investment operations	(1.38)	.11	.56	.44	.03
Distributions from net investment income	(.22)	(.32)	(.27)	(.19)	(.11)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.33)	(.39) G	(.35)	(.22) F	(.12)
Net asset value, end of period	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Total Return A, B	(13.41)%	.97%	5.48%	4.37%	.24%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,362	$ 14,718	$ 13,279	$ 13,678	$ 14,097
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Income from Investment Operations
Net investment income (loss) B	.31	.43	.39	.32	.23
Net realized and unrealized gain (loss)	(1.61)	(.21)	.30	.23	(.11)
Total from investment operations	(1.30)	.22	.69	.55	.12
Distributions from net investment income	(.32)	(.43)	(.38)	(.29)	(.21)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.43)	(.50) E	(.46)	(.33)	(.22)
Net asset value, end of period	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Total Return A	(12.63)%	2.00%	6.72%	5.39%	1.21%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	3.28%	4.02%	3.71%	3.08%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,461	$ 9,119	$ 2,800	$ 1,134	$ 626
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.2	2.2
Fidelity Advisor Equity Growth Fund Institutional Class	4.4	5.0
Fidelity Advisor Equity Income Fund Institutional Class	5.3	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.5
Fidelity Advisor Large Cap Fund Institutional Class	5.3	6.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.7
Fidelity Series All-Sector Equity Fund	7.6	0.0
Fidelity Series Large Cap Value Fund	2.6	0.0
Fidelity Small Cap Opportunities Fund	1.8	1.6
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	4.1
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	2.9
	38.6	37.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.0	4.1
Fidelity Advisor Overseas Fund Institutional Class	4.0	4.1
Fidelity Series Emerging Markets Fund	0.2	0.0
	8.2	8.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	4.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.4	11.9
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	6.7
Fidelity Advisor Total Bond Fund Institutional Class	9.5	10.7
Fidelity Series Investment Grade Bond Fund	13.5	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.4
	33.0	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.6	7.2
Fidelity Institutional Money Market Portfolio Institutional Class	7.6	7.4
	15.2	14.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.6%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.0%
Short-Term Funds	15.2%

Six months ago
Domestic Equity Funds	37.8%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	37.7%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 38.6%
Fidelity 100 Index Fund	663,071	$ 3,878,966
Fidelity Advisor Equity Growth Fund Institutional Class	159,528	5,328,228
Fidelity Advisor Equity Income Fund Institutional Class	442,230	6,496,355
Fidelity Advisor Growth & Income Fund Institutional Class	723,841	7,969,487
Fidelity Advisor Large Cap Fund Institutional Class	649,070	6,497,192
Fidelity Advisor Small Cap Fund Institutional Class	137,637	2,275,132
Fidelity Series All-Sector Equity Fund	1,114,346	9,282,502
Fidelity Series Large Cap Value Fund	381,338	3,210,863
Fidelity Small Cap Opportunities Fund	434,311	2,154,184
TOTAL DOMESTIC EQUITY FUNDS		47,092,909
International Equity Funds - 8.2%
Fidelity Advisor Diversified International Fund Institutional Class	479,128	4,877,518
Fidelity Advisor Overseas Fund Institutional Class	430,119	4,864,645
Fidelity Series Emerging Markets Fund	19,314	197,777
TOTAL INTERNATIONAL EQUITY FUNDS		9,939,940
TOTAL EQUITY FUNDS (Cost $86,877,855)		57,032,849
Fixed-Income Funds - 38.0%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,160,157	$ 6,125,630
Investment Grade Fixed-Income Funds - 33.0%
Fidelity Advisor Government Income Fund Institutional Class	383,573	4,196,289
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,183,435	8,000,021
Fidelity Advisor Total Bond Fund Institutional Class	1,243,528	11,552,376
Fidelity Series Investment Grade Bond Fund	1,558,090	16,437,854
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		40,186,540
TOTAL FIXED-INCOME FUNDS (Cost $54,403,435)		46,312,170
Short-Term Funds - 15.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,062,765	9,246,053
Fidelity Institutional Money Market Portfolio Institutional Class	9,237,286	9,237,286
TOTAL SHORT-TERM FUNDS (Cost $19,053,482)		18,483,339
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $160,334,772)		$ 121,828,358
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 121,828,358	$ 121,828,358	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $6,282,292 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $1,503,730 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $160,334,772) - See accompanying schedule		$ 121,828,358
Cash		2
Receivable for investments sold		3,591,788
Receivable for fund shares sold		156,389
Distributions receivable from underlying funds		21,940
Total assets		125,598,477

Liabilities
Payable for investments purchased	$ 3,659,428
Payable for fund shares redeemed	112,195
Distribution fees payable	31,298
Total liabilities		3,802,921

Net Assets		$ 121,795,556
Net Assets consist of:
Paid in capital		$ 171,230,314
Undistributed net investment income		468,016
Accumulated undistributed net realized gain (loss) on investments		(11,396,360)
Net unrealized appreciation (depreciation) on investments		(38,506,414)
Net Assets		$ 121,795,556

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($88,593,317 ÷ 10,936,147 shares)		$ 8.10

Maximum offering price per share (100/94.25 of $8.10)		$ 8.59
Class T: Net Asset Value and redemption price per share ($14,436,524 ÷ 1,782,097 shares)		$ 8.10

Maximum offering price per share (100/96.50 of $8.10)		$ 8.39
Class B: Net Asset Value and offering price per share ($2,692,361 ÷ 332,781 shares)A		$ 8.09

Class C: Net Asset Value and offering price per share ($6,760,800 ÷ 837,078 shares)A		$ 8.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,312,554 ÷ 1,144,113 shares)		$ 8.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 4,160,965

Expenses
Distribution fees	$ 458,758
Independent trustees' compensation	562
Total expenses before reductions	459,320
Expense reductions	(562)	458,758
Net investment income (loss)		3,702,207
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,646,993)
Capital gain distributions from underlying funds	885,376	(9,761,617)
Change in net unrealized appreciation (depreciation) on underlying funds		(34,653,868)
Net gain (loss)		(44,415,485)
Net increase (decrease) in net assets resulting from operations		$ (40,713,278)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,702,207	$ 2,900,937
Net realized gain (loss)	(9,761,617)	2,850,140
Change in net unrealized appreciation (depreciation)	(34,653,868)	(8,225,598)
Net increase (decrease) in net assets resulting from operations	(40,713,278)	(2,474,521)
Distributions to shareholders from net investment income	(3,863,581)	(2,559,208)
Distributions to shareholders from net realized gain	(3,059,864)	(1,386,548)
Total distributions	(6,923,445)	(3,945,756)
Share transactions - net increase (decrease)	25,066,869	64,573,415
Total increase (decrease) in net assets	(22,569,854)	58,153,138

Net Assets
Beginning of period	144,365,410	86,212,272
End of period (including undistributed net investment income of $468,016 and undistributed net investment income of $635,370, respectively)	$ 121,795,556	$ 144,365,410

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Income from Investment Operations
Net investment income (loss) C	.27	.33	.28	.25	.22
Net realized and unrealized gain (loss)	(3.06)	(.34)	.63	.76	.03
Total from investment operations	(2.79)	(.01)	.91	1.01	.25
Distributions from net investment income	(.28)	(.26)	(.23)	(.20)	(.17)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.51)	(.42)	(.41)	(.25)	(.17)
Net asset value, end of period	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Total Return A, B	(25.09)%	(.23)%	8.21%	9.63%	2.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.75%	2.74%	2.49%	2.25%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,593	$ 98,483	$ 49,418	$ 16,194	$ 5,970
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.25	.30	.25	.22	.20
Net realized and unrealized gain (loss)	(3.06)	(.33)	.63	.75	.03
Total from investment operations	(2.81)	(.03)	.88	.97	.23
Distributions from net investment income	(.25)	(.23)	(.20)	(.17)	(.14)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.48)	(.39)	(.38)	(.22)	(.15) G
Net asset value, end of period	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Total Return A, B	(25.27)%	(.44)%	7.95%	9.31%	2.17%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	2.50%	2.49%	2.24%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,437	$ 20,837	$ 20,289	$ 13,906	$ 7,977
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) C	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	(3.06)	(.33)	.62	.76	.03
Total from investment operations	(2.86)	(.09)	.82	.92	.17
Distributions from net investment income	(.19)	(.16)	(.14)	(.12)	(.11)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.42)	(.32)	(.32)	(.17)	(.11)
Net asset value, end of period	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Total Return A, B	(25.69)%	(.89)%	7.40%	8.80%	1.64%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,692	$ 4,348	$ 3,974	$ 3,835	$ 2,747
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) C	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	(3.04)	(.33)	.62	.75	.04
Total from investment operations	(2.84)	(.09)	.82	.91	.18
Distributions from net investment income	(.19)	(.17)	(.15)	(.12)	(.12)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.42)	(.33)	(.33)	(.17)	(.12)
Net asset value, end of period	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Total Return A, B	(25.61)%	(.91)%	7.36%	8.74%	1.74%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,761	$ 11,052	$ 9,107	$ 7,637	$ 5,655
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Income from Investment Operations
Net investment income (loss) B	.29	.35	.31	.28	.25
Net realized and unrealized gain (loss)	(3.07)	(.32)	.62	.76	.04
Total from investment operations	(2.78)	.03	.93	1.04	.29
Distributions from net investment income	(.31)	(.28)	(.25)	(.22)	(.18)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- E
Total distributions	(.54)	(.44)	(.43)	(.27)	(.18)
Net asset value, end of period	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Total Return A	(24.93)%	.12%	8.37%	9.92%	2.79%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	3.00%	2.99%	2.74%	2.50%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,313	$ 9,645	$ 3,424	$ 1,376	$ 651
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.8	2.3
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.1
Fidelity Advisor Equity Income Fund Institutional Class	6.5	7.7
Fidelity Advisor Growth & Income Fund Institutional Class	6.9	6.7
Fidelity Advisor Large Cap Fund Institutional Class	6.1	6.6
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.8
Fidelity Series All-Sector Equity Fund	8.2	0.0
Fidelity Series Large Cap Value Fund	1.8	0.0
Fidelity Small Cap Opportunities Fund	1.7	1.6
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	4.2
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	3.0
	40.8	39.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.9	4.7
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.8
Fidelity Series Emerging Markets Fund	0.1	0.0
	9.8	9.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	4.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.5	12.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	6.8
Fidelity Advisor Total Bond Fund Institutional Class	10.9	11.1
Fidelity Series Investment Grade Bond Fund	12.0	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.7
	34.2	36.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	5.2
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.6
	10.3	10.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	39.0%
International Equity Funds	9.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	10.8%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.6%
	Shares	Value
Domestic Equity Funds - 40.8%
Fidelity 100 Index Fund	2,854,812	$ 16,700,651
Fidelity Advisor Equity Growth Fund Institutional Class	881,119	29,429,374
Fidelity Advisor Equity Income Fund Institutional Class	2,664,644	39,143,626
Fidelity Advisor Growth & Income Fund Institutional Class	3,771,422	41,523,352
Fidelity Advisor Large Cap Fund Institutional Class	3,687,687	36,913,749
Fidelity Advisor Small Cap Fund Institutional Class	681,395	11,263,459
Fidelity Series All-Sector Equity Fund	5,905,488	49,192,718
Fidelity Series Large Cap Value Fund	1,313,595	11,060,468
Fidelity Small Cap Opportunities Fund	2,131,175	10,570,630
TOTAL DOMESTIC EQUITY FUNDS		245,798,027
International Equity Funds - 9.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,870,419	29,220,863
Fidelity Advisor Overseas Fund Institutional Class	2,582,172	29,204,360
Fidelity Series Emerging Markets Fund	64,470	660,178
TOTAL INTERNATIONAL EQUITY FUNDS		59,085,401
TOTAL EQUITY FUNDS (Cost $463,755,137)		304,883,428
Fixed-Income Funds - 39.1%
	Shares	Value
High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,639,655	$ 29,777,376
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Advisor Government Income Fund Institutional Class	2,485,827	27,194,950
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,099,996	41,235,974
Fidelity Advisor Total Bond Fund Institutional Class	7,067,164	65,653,958
Fidelity Series Investment Grade Bond Fund	6,823,484	71,987,753
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		206,072,635
TOTAL FIXED-INCOME FUNDS (Cost $277,507,340)		235,850,011
Short-Term Funds - 10.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,544,968	30,841,219
Fidelity Institutional Money Market Portfolio Institutional Class	30,948,455	30,948,455
TOTAL SHORT-TERM FUNDS (Cost $63,964,756)		61,789,674
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $805,227,233)		$ 602,523,113
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 602,523,113	$ 602,523,113	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $30,891,938 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $9,687,732 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $805,227,233) - See accompanying schedule		$ 602,523,113
Receivable for investments sold		1,341,839
Receivable for fund shares sold		675,973
Distributions receivable from underlying funds		116,367
Total assets		604,657,292

Liabilities
Payable for investments purchased	$ 31,410
Payable for fund shares redeemed	2,189,466
Distribution fees payable	180,410
Total liabilities		2,401,286

Net Assets		$ 602,256,006
Net Assets consist of:
Paid in capital		$ 852,357,193
Undistributed net investment income		2,254,710
Accumulated undistributed net realized gain (loss) on investments		(49,651,777)
Net unrealized appreciation (depreciation) on investments		(202,704,120)
Net Assets		$ 602,256,006

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($339,202,751 ÷ 41,411,158 shares)		$ 8.19

Maximum offering price per share (100/94.25 of $8.19)		$ 8.69
Class T: Net Asset Value and redemption price per share ($163,841,886 ÷ 20,073,789 shares)		$ 8.16

Maximum offering price per share (100/96.50 of $8.16)		$ 8.46
Class B: Net Asset Value and offering price per share ($19,950,121 ÷ 2,446,968 shares)A		$ 8.15

Class C: Net Asset Value and offering price per share ($37,523,834 ÷ 4,617,990 shares)A		$ 8.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,737,414 ÷ 5,077,730 shares)		$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 21,076,471

Expenses
Distribution fees	$ 2,684,813
Independent trustees' compensation	2,823
Total expenses before reductions	2,687,636
Expense reductions	(2,823)	2,684,813
Net investment income (loss)		18,391,658
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(48,788,872)
Capital gain distributions from underlying funds	4,618,635	(44,170,237)
Change in net unrealized appreciation (depreciation) on underlying funds		(194,782,235)
Net gain (loss)		(238,952,472)
Net increase (decrease) in net assets resulting from operations		$ (220,560,814)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,391,658	$ 16,197,215
Net realized gain (loss)	(44,170,237)	18,655,472
Change in net unrealized appreciation (depreciation)	(194,782,235)	(43,687,591)
Net increase (decrease) in net assets resulting from operations	(220,560,814)	(8,834,904)
Distributions to shareholders from net investment income	(18,945,686)	(15,296,262)
Distributions to shareholders from net realized gain	(19,419,546)	(9,299,886)
Total distributions	(38,365,232)	(24,596,148)
Share transactions - net increase (decrease)	134,895,498	212,322,173
Total increase (decrease) in net assets	(124,030,548)	178,891,121

Net Assets
Beginning of period	726,286,554	547,395,433
End of period (including undistributed net investment income of $2,254,710 and undistributed net investment income of $2,813,532, respectively)	$ 602,256,006	$ 726,286,554

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Income from Investment Operations
Net investment income (loss) C	.27	.33	.29	.25	.23
Net realized and unrealized gain (loss)	(3.28)	(.34)	.66	.80	.04
Total from investment operations	(3.01)	(.01)	.95	1.05	.27
Distributions from net investment income	(.28)	(.30)	(.26)	(.22)	(.18)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.58)	(.49)	(.46)	(.27) G	(.18)
Net asset value, end of period	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Total Return A, B	(26.36)%	(.27)%	8.22%	9.65%	2.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.77%	2.66%	2.43%	2.23%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,203	$ 377,118	$ 248,500	$ 146,593	$ 74,013
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Income from Investment Operations
Net investment income (loss) C	.25	.30	.26	.22	.20
Net realized and unrealized gain (loss)	(3.28)	(.34)	.66	.80	.04
Total from investment operations	(3.03)	(.04)	.92	1.02	.24
Distributions from net investment income	(.25)	(.27)	(.23)	(.19)	(.17)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.55)	(.46)	(.43)	(.24) G	(.17)
Net asset value, end of period	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Total Return A, B	(26.57)%	(.52)%	8.00%	9.42%	2.18%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.52%	2.41%	2.18%	1.98%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,842	$ 216,732	$ 194,563	$ 143,012	$ 94,744
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Income from Investment Operations
Net investment income (loss) C	.20	.24	.20	.17	.15
Net realized and unrealized gain (loss)	(3.26)	(.35)	.66	.79	.04
Total from investment operations	(3.06)	(.11)	.86	.96	.19
Distributions from net investment income	(.19)	(.20)	(.17)	(.13)	(.12)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.49)	(.39)	(.37)	(.19)	(.12)
Net asset value, end of period	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Total Return A, B	(26.92)%	(1.04)%	7.47%	8.83%	1.72%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.03%	1.91%	1.68%	1.48%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,950	$ 34,137	$ 34,834	$ 33,404	$ 27,098
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Income from Investment Operations
Net investment income (loss) C	.20	.23	.20	.17	.15
Net realized and unrealized gain (loss)	(3.25)	(.33)	.66	.78	.04
Total from investment operations	(3.05)	(.10)	.86	.95	.19
Distributions from net investment income	(.19)	(.21)	(.18)	(.14)	(.13)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.49)	(.40)	(.38)	(.19) G	(.13)
Net asset value, end of period	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Total Return A, B	(26.88)%	(.97)%	7.45%	8.78%	1.72%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.02%	1.91%	1.68%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,524	$ 58,378	$ 47,918	$ 38,882	$ 27,668
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Income from Investment Operations
Net investment income (loss) B	.30	.36	.32	.28	.26
Net realized and unrealized gain (loss)	(3.30)	(.34)	.67	.80	.05
Total from investment operations	(3.00)	.02	.99	1.08	.31
Distributions from net investment income	(.30)	(.33)	(.29)	(.24)	(.20)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- E
Total distributions	(.60)	(.52)	(.49)	(.29) G	(.21) F
Net asset value, end of period	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Total Return A	(26.16)%	(.05)%	8.52%	9.94%	2.80%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	3.02%	2.91%	2.68%	2.48%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,737	$ 39,922	$ 21,580	$ 11,038	$ 5,538
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

G Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.0	2.6
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	5.6
Fidelity Advisor Equity Income Fund Institutional Class	6.8	8.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.2	7.2
Fidelity Advisor Large Cap Fund Institutional Class	6.4	7.2
Fidelity Advisor Small Cap Fund Institutional Class	2.0	1.9
Fidelity Series All-Sector Equity Fund	8.5	0.0
Fidelity Series Large Cap Value Fund	2.1	0.0
Fidelity Small Cap Opportunities Fund	1.9	1.7
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	4.5
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	3.2
	43.0	42.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.1	5.1
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.1
Fidelity Series Emerging Markets Fund	0.1	0.0
	10.3	10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.6	11.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	6.5
Fidelity Advisor Total Bond Fund Institutional Class	10.6	10.6
Fidelity Series Investment Grade Bond Fund	11.7	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.4
	33.5	34.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.0	3.9
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	4.3
	7.9	8.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	7.9%

Six months ago
Domestic Equity Funds	42.2%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	41.7%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	8.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.3%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity 100 Index Fund	4,006,999	$ 23,440,942
Fidelity Advisor Equity Growth Fund Institutional Class	1,212,424	40,494,946
Fidelity Advisor Equity Income Fund Institutional Class	3,677,768	54,026,405
Fidelity Advisor Growth & Income Fund Institutional Class	5,206,764	57,326,470
Fidelity Advisor Large Cap Fund Institutional Class	5,098,917	51,040,162
Fidelity Advisor Small Cap Fund Institutional Class	950,486	15,711,526
Fidelity Series All-Sector Equity Fund	8,075,701	67,270,593
Fidelity Series Large Cap Value Fund	1,964,781	16,543,455
Fidelity Small Cap Opportunities Fund	2,984,038	14,800,827
TOTAL DOMESTIC EQUITY FUNDS		340,655,326
International Equity Funds - 10.3%
Fidelity Advisor Diversified International Fund Institutional Class	3,981,289	40,529,524
Fidelity Advisor Overseas Fund Institutional Class	3,596,904	40,680,979
Fidelity Series Emerging Markets Fund	86,016	880,806
TOTAL INTERNATIONAL EQUITY FUNDS		82,091,309
TOTAL EQUITY FUNDS (Cost $654,348,756)		422,746,635
Fixed-Income Funds - 38.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,952,199	$ 41,987,611
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Advisor Government Income Fund Institutional Class	3,332,052	36,452,645
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,723,594	52,211,497
Fidelity Advisor Total Bond Fund Institutional Class	9,061,286	84,179,344
Fidelity Series Investment Grade Bond Fund	8,789,584	92,730,113
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		265,573,599
TOTAL FIXED-INCOME FUNDS (Cost $362,422,401)		307,561,210
Short-Term Funds - 7.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,603,606	31,351,376
Fidelity Institutional Money Market Portfolio Institutional Class	31,311,972	31,311,972
TOTAL SHORT-TERM FUNDS (Cost $64,679,727)		62,663,348
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,081,450,884)		$ 792,971,193
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 792,971,193	$ 792,971,193	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $42,415,853 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $1,081,450,884) - See accompanying schedule		$ 792,971,193
Cash		4,994
Receivable for investments sold		456,911
Receivable for fund shares sold		1,053,090
Distributions receivable from underlying funds		144,019
Total assets		794,630,207

Liabilities
Payable for investments purchased	$ 12,699
Payable for fund shares redeemed	1,648,493
Distribution fees payable	221,629
Total liabilities		1,882,821

Net Assets		$ 792,747,386
Net Assets consist of:
Paid in capital		$ 1,133,325,043
Undistributed net investment income		2,914,856
Accumulated undistributed net realized gain (loss) on investments		(55,012,822)
Net unrealized appreciation (depreciation) on investments		(288,479,691)
Net Assets		$ 792,747,386

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($477,640,887 ÷ 59,334,759 shares)		$ 8.05

Maximum offering price per share (100/94.25 of $8.05)		$ 8.54
Class T: Net Asset Value and redemption price per share ($162,438,694 ÷ 20,209,031 shares)		$ 8.04

Maximum offering price per share (100/96.50 of $8.04)		$ 8.33
Class B: Net Asset Value and offering price per share ($27,727,171 ÷ 3,458,805 shares)A		$ 8.02

Class C: Net Asset Value and offering price per share ($46,942,284 ÷ 5,865,907 shares)A		$ 8.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,998,350 ÷ 9,635,447 shares)		$ 8.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 26,011,453

Expenses
Distribution fees	$ 3,187,596
Independent trustees' compensation	3,560
Total expenses before reductions	3,191,156
Expense reductions	(3,560)	3,187,596
Net investment income (loss)		22,823,857
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,791,443)
Capital gain distributions from underlying funds	5,674,710	(49,116,733)
Change in net unrealized appreciation (depreciation) on underlying funds		(268,311,878)
Net gain (loss)		(317,428,611)
Net increase (decrease) in net assets resulting from operations		$ (294,604,754)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,823,857	$ 17,645,404
Net realized gain (loss)	(49,116,733)	25,512,187
Change in net unrealized appreciation (depreciation)	(268,311,878)	(59,466,789)
Net increase (decrease) in net assets resulting from operations	(294,604,754)	(16,309,198)
Distributions to shareholders from net investment income	(22,943,550)	(15,992,861)
Distributions to shareholders from net realized gain	(26,245,848)	(13,493,586)
Total distributions	(49,189,398)	(29,486,447)
Share transactions - net increase (decrease)	236,884,136	329,823,067
Total increase (decrease) in net assets	(106,910,016)	284,027,422

Net Assets
Beginning of period	899,657,402	615,629,980
End of period (including undistributed net investment income of $2,914,856 and undistributed net investment income of $3,034,550, respectively)	$ 792,747,386	$ 899,657,402

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.26	.31	.26	.22	.21
Net realized and unrealized gain (loss)	(3.47)	(.35)	.74	1.07	.13
Total from investment operations	(3.21)	(.04)	1.00	1.29	.34
Distributions from net investment income	(.26)	(.27)	(.23)	(.16)	(.14)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.59) H	(.51) G	(.44)	(.22)	(.14)
Net asset value, end of period	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Total Return A, B	(28.01)%	(.53)%	8.56%	12.12%	3.22%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.69%	2.46%	2.21%	1.93%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 477,641	$ 517,888	$ 291,783	$ 128,241	$ 45,028
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

H Total distributions of $.587 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.24	.28	.23	.19	.19
Net realized and unrealized gain (loss)	(3.46)	(.36)	.75	1.06	.13
Total from investment operations	(3.22)	(.08)	.98	1.25	.32
Distributions from net investment income	(.23)	(.23)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.56) H	(.48) G	(.41)	(.20)	(.13)
Net asset value, end of period	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Total Return A, B	(28.13)%	(.89)%	8.40%	11.71%	3.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.44%	2.21%	1.96%	1.68%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,439	$ 203,822	$ 186,106	$ 125,323	$ 55,945
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

H Total distributions of $.559 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	(3.44)	(.36)	.74	1.06	.13
Total from investment operations	(3.25)	(.15)	.91	1.19	.26
Distributions from net investment income	(.17)	(.17)	(.14)	(.09)	(.09)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.50) H	(.41) G	(.35)	(.15)	(.09)
Net asset value, end of period	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Total Return A, B	(28.47)%	(1.37)%	7.83%	11.17%	2.49%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,727	$ 43,608	$ 41,424	$ 33,633	$ 18,813
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

H Total distributions of $.498 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	(3.45)	(.35)	.74	1.06	.13
Total from investment operations	(3.26)	(.14)	.91	1.19	.26
Distributions from net investment income	(.18)	(.18)	(.15)	(.09)	(.09)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.50) H	(.42) G	(.36)	(.15)	(.09)
Net asset value, end of period	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Total Return A, B	(28.53)%	(1.34)%	7.81%	11.19%	2.47%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,942	$ 65,543	$ 56,686	$ 35,656	$ 18,926
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

H Total distributions of $.504 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Income from Investment Operations
Net investment income (loss) B	.29	.34	.29	.25	.24
Net realized and unrealized gain (loss)	(3.50)	(.36)	.75	1.07	.13
Total from investment operations	(3.21)	(.02)	1.04	1.32	.37
Distributions from net investment income	(.29)	(.29)	(.25)	(.18)	(.15)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- E
Total distributions	(.61) G	(.54) F	(.46)	(.24)	(.15)
Net asset value, end of period	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Total Return A	(27.85)%	(.42)%	8.90%	12.36%	3.52%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.94%	2.71%	2.46%	2.18%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,998	$ 68,797	$ 39,631	$ 26,886	$ 12,861
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.611 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.5	3.3
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.9
Fidelity Advisor Equity Income Fund Institutional Class	8.4	10.2
Fidelity Advisor Growth & Income Fund Institutional Class	8.9	8.9
Fidelity Advisor Large Cap Fund Institutional Class	7.9	8.9
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.3
Fidelity Series All-Sector Equity Fund	10.2	0.0
Fidelity Series Large Cap Value Fund	2.5	0.0
Fidelity Small Cap Opportunities Fund	2.3	2.3
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	5.6
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.0
	52.4	52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.2	6.3
Fidelity Advisor Overseas Fund Institutional Class	6.2	6.3
Fidelity Series Emerging Markets Fund	0.2	0.0
	12.6	12.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.1	7.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.6	9.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.1	5.1
Fidelity Advisor Total Bond Fund Institutional Class	8.5	8.4
Fidelity Series Investment Grade Bond Fund	9.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	4.3
	26.5	26.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.7	0.6
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.6
	1.4	1.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	1.2%

Expected
Domestic Equity Funds	51.1%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.0%
	Shares	Value
Domestic Equity Funds - 52.4%
Fidelity 100 Index Fund	7,337,103	$ 42,922,053
Fidelity Advisor Equity Growth Fund Institutional Class	2,336,967	78,054,698
Fidelity Advisor Equity Income Fund Institutional Class	7,150,538	105,041,407
Fidelity Advisor Growth & Income Fund Institutional Class	10,006,789	110,174,748
Fidelity Advisor Large Cap Fund Institutional Class	9,829,895	98,397,247
Fidelity Advisor Small Cap Fund Institutional Class	1,821,080	30,102,459
Fidelity Series All-Sector Equity Fund	15,159,242	126,276,486
Fidelity Series Large Cap Value Fund	3,748,140	31,559,340
Fidelity Small Cap Opportunities Fund	5,715,642	28,349,582
TOTAL DOMESTIC EQUITY FUNDS		650,878,020
International Equity Funds - 12.6%
Fidelity Advisor Diversified International Fund Institutional Class	7,619,817	77,569,736
Fidelity Advisor Overseas Fund Institutional Class	6,867,540	77,671,880
Fidelity Series Emerging Markets Fund	203,822	2,087,139
TOTAL INTERNATIONAL EQUITY FUNDS		157,328,755
TOTAL EQUITY FUNDS (Cost $1,251,397,356)		808,206,775
Fixed-Income Funds - 33.6%
	Shares	Value
High Yield Fixed-Income Funds - 7.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,737,345	$ 88,373,183
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Advisor Government Income Fund Institutional Class	4,071,912	44,546,718
Fidelity Advisor Strategic Real Return Fund Institutional Class	9,449,109	63,875,979
Fidelity Advisor Total Bond Fund Institutional Class	11,311,418	105,083,077
Fidelity Series Investment Grade Bond Fund	10,944,357	115,462,966
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		328,968,740
TOTAL FIXED-INCOME FUNDS (Cost $511,194,215)		417,341,923
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	986,284	8,580,675
Fidelity Institutional Money Market Portfolio Institutional Class	8,572,409	8,572,409
TOTAL SHORT-TERM FUNDS (Cost $17,597,032)		17,153,084
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,780,188,603)		$ 1,242,701,782
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,242,701,782	$ 1,242,701,782	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $85,005,141 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $12,661,963 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,780,188,603) - See accompanying schedule		$ 1,242,701,782
Cash		351
Receivable for investments sold		1,483,125
Receivable for fund shares sold		1,734,776
Distributions receivable from underlying funds		177,872
Other affiliated receivables		1,557
Total assets		1,246,099,463

Liabilities
Payable for investments purchased	$ 390
Payable for fund shares redeemed	3,374,644
Distribution fees payable	363,248
Total liabilities		3,738,282

Net Assets		$ 1,242,361,181
Net Assets consist of:
Paid in capital		$ 1,886,219,468
Undistributed net investment income		3,649,909
Accumulated undistributed net realized gain (loss) on investments		(110,021,375)
Net unrealized appreciation (depreciation) on investments		(537,486,821)
Net Assets		$ 1,242,361,181

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($677,209,556 ÷ 85,014,971 shares)		$ 7.97

Maximum offering price per share (100/94.25 of $7.97)		$ 8.46
Class T: Net Asset Value and redemption price per share ($343,919,264 ÷ 43,208,227 shares)		$ 7.96

Maximum offering price per share (100/96.50 of $7.96)		$ 8.25
Class B: Net Asset Value and offering price per share ($52,870,796 ÷ 6,660,331 shares)A		$ 7.94

Class C: Net Asset Value and offering price per share ($62,701,651 ÷ 7,912,090 shares)A		$ 7.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($105,659,914 ÷ 13,197,900 shares)		$ 8.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 39,369,025

Expenses
Distribution fees	$ 5,492,274
Independent trustees' compensation	5,850
Total expenses before reductions	5,498,124
Expense reductions	(5,850)	5,492,274
Net investment income (loss)		33,876,751
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(108,850,173)
Capital gain distributions from underlying funds	7,519,065	(101,331,108)
Change in net unrealized appreciation (depreciation) on underlying funds		(513,255,786)
Net gain (loss)		(614,586,894)
Net increase (decrease) in net assets resulting from operations		$ (580,710,143)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,876,751	$ 26,365,500
Net realized gain (loss)	(101,331,108)	56,483,314
Change in net unrealized appreciation (depreciation)	(513,255,786)	(128,993,098)
Net increase (decrease) in net assets resulting from operations	(580,710,143)	(46,144,284)
Distributions to shareholders from net investment income	(33,890,863)	(24,317,719)
Distributions to shareholders from net realized gain	(54,461,707)	(28,216,665)
Total distributions	(88,352,570)	(52,534,384)
Share transactions - net increase (decrease)	369,126,187	488,344,875
Total increase (decrease) in net assets	(299,936,526)	389,666,207

Net Assets
Beginning of period	1,542,297,707	1,152,631,500
End of period (including undistributed net investment income of $3,649,909 and undistributed net investment income of $3,849,262, respectively)	$ 1,242,361,181	$ 1,542,297,707

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.25	.28	.24	.19	.20
Net realized and unrealized gain (loss)	(4.33)	(.49)	.92	1.36	.23
Total from investment operations	(4.08)	(.21)	1.16	1.55	.43
Distributions from net investment income	(.25)	(.25)	(.23)	(.16)	(.18)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.08)	- F
Total distributions	(.68)	(.55)	(.52) I	(.23) H	(.19) G
Net asset value, end of period	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Total Return A, B	(33.34)%	(1.83)%	9.21%	13.62%	3.75%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.49%	2.07%	1.89%	1.60%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,210	$ 811,992	$ 511,536	$ 284,466	$ 135,306
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

H Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

I Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.23	.25	.21	.16	.18
Net realized and unrealized gain (loss)	(4.34)	(.49)	.92	1.36	.21
Total from investment operations	(4.11)	(.24)	1.13	1.52	.39
Distributions from net investment income	(.22)	(.21)	(.19)	(.13)	(.16)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.08)	- F
Total distributions	(.65)	(.51)	(.49) G	(.21)	(.16)
Net asset value, end of period	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Total Return A, B	(33.56)%	(2.02)%	8.97%	13.28%	3.46%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.24%	1.82%	1.63%	1.35%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,919	$ 458,465	$ 431,886	$ 296,477	$ 177,336
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	(4.31)	(.48)	.91	1.35	.21
Total from investment operations	(4.13)	(.30)	1.06	1.45	.33
Distributions from net investment income	(.16)	(.15)	(.13)	(.08)	(.12)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.07)	- F
Total distributions	(.59)	(.45)	(.43) G	(.15)	(.12)
Net asset value, end of period	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Total Return A, B	(33.87)%	(2.51)%	8.40%	12.71%	2.93%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.74%	1.32%	1.13%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,871	$ 89,049	$ 85,981	$ 71,232	$ 49,398
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	(4.31)	(.49)	.91	1.34	.22
Total from investment operations	(4.13)	(.31)	1.06	1.44	.34
Distributions from net investment income	(.16)	(.15)	(.14)	(.08)	(.12)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.07)	- F
Total distributions	(.59)	(.45)	(.43) G	(.15)	(.12)
Net asset value, end of period	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Total Return A, B	(33.90)%	(2.56)%	8.45%	12.66%	3.02%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.74%	1.32%	1.14%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,702	$ 95,224	$ 85,076	$ 61,442	$ 39,310
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Income from Investment Operations
Net investment income (loss) B	.28	.32	.28	.23	.23
Net realized and unrealized gain (loss)	(4.35)	(.50)	.92	1.36	.23
Total from investment operations	(4.07)	(.18)	1.20	1.59	.46
Distributions from net investment income	(.28)	(.28)	(.25)	(.18)	(.20)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.08)	- E
Total distributions	(.71)	(.58)	(.55) F	(.26)	(.20)
Net asset value, end of period	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Total Return A	(33.16)%	(1.62)%	9.47%	13.88%	4.06%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.74%	2.32%	2.13%	1.85%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,660	$ 87,568	$ 38,153	$ 21,212	$ 11,932
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.7	3.3
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	7.4
Fidelity Advisor Equity Income Fund Institutional Class	9.0	11.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.5	9.6
Fidelity Advisor Large Cap Fund Institutional Class	8.4	9.6
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.5
Fidelity Series All-Sector Equity Fund	10.9	0.0
Fidelity Series Large Cap Value Fund	2.9	0.0
Fidelity Small Cap Opportunities Fund	2.5	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	5.9
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.3
	56.2	56.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	6.7
Fidelity Advisor Overseas Fund Institutional Class	6.7	6.8
Fidelity Series Emerging Markets Fund	0.2	0.0
	13.6	13.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.9	8.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.5	4.5
Fidelity Advisor Total Bond Fund Institutional Class	7.2	7.1
Fidelity Series Investment Grade Bond Fund	8.2	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	3.5
	22.8	23.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.2%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.8%

Six months ago
Domestic Equity Funds	56.0%
International Equity Funds	13.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	23.3%

Expected
Domestic Equity Funds	56.0%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.8%
	Shares	Value
Domestic Equity Funds - 56.2%
Fidelity 100 Index Fund	4,953,614	$ 28,978,643
Fidelity Advisor Equity Growth Fund Institutional Class	1,562,045	52,172,307
Fidelity Advisor Equity Income Fund Institutional Class	4,787,845	70,333,444
Fidelity Advisor Growth & Income Fund Institutional Class	6,740,482	74,212,712
Fidelity Advisor Large Cap Fund Institutional Class	6,580,569	65,871,500
Fidelity Advisor Small Cap Fund Institutional Class	1,239,683	20,491,956
Fidelity Series All-Sector Equity Fund	10,190,631	84,887,962
Fidelity Series Large Cap Value Fund	2,661,525	22,410,038
Fidelity Small Cap Opportunities Fund	3,898,932	19,338,702
TOTAL DOMESTIC EQUITY FUNDS		438,697,264
International Equity Funds - 13.6%
Fidelity Advisor Diversified International Fund Institutional Class	5,155,829	52,486,339
Fidelity Advisor Overseas Fund Institutional Class	4,645,169	52,536,863
Fidelity Series Emerging Markets Fund	143,214	1,466,515
TOTAL INTERNATIONAL EQUITY FUNDS		106,489,717
TOTAL EQUITY FUNDS (Cost $856,777,783)		545,186,981
Fixed-Income Funds - 30.2%
	Shares	Value
High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,901,950	$ 57,562,296
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Advisor Government Income Fund Institutional Class	2,056,260	22,495,482
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,155,205	34,849,189
Fidelity Advisor Total Bond Fund Institutional Class	6,030,213	56,020,675
Fidelity Series Investment Grade Bond Fund	6,113,427	64,496,653
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		177,861,999
TOTAL FIXED-INCOME FUNDS (Cost $291,173,654)		235,424,295
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,147,951,437)		$ 780,611,276
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 780,611,276	$ 780,611,276	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $55,796,563 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,147,951,437) - See accompanying schedule		$ 780,611,276
Cash		19,956
Receivable for investments sold		848,547
Receivable for fund shares sold		1,534,924
Distributions receivable from underlying funds		93,505
Total assets		783,108,208

Liabilities
Payable for fund shares redeemed	$ 2,421,065
Distribution fees payable	203,191
Total liabilities		2,624,256

Net Assets		$ 780,483,952
Net Assets consist of:
Paid in capital		$ 1,211,329,359
Undistributed net investment income		2,201,484
Accumulated undistributed net realized gain (loss) on investments		(65,706,730)
Net unrealized appreciation (depreciation) on investments		(367,340,161)
Net Assets		$ 780,483,952

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($512,482,042 ÷ 68,271,379 shares)		$ 7.51

Maximum offering price per share (100/94.25 of $7.51)		$ 7.97
Class T: Net Asset Value and redemption price per share ($139,329,611 ÷ 18,522,356 shares)		$ 7.52

Maximum offering price per share (100/96.50 of $7.52)		$ 7.79
Class B: Net Asset Value and offering price per share ($27,207,028 ÷ 3,643,490 shares)A		$ 7.47

Class C: Net Asset Value and offering price per share ($31,734,683 ÷ 4,256,175 shares)A		$ 7.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,730,588 ÷ 9,239,754 shares)		$ 7.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 22,765,763

Expenses
Distribution fees	$ 2,909,633
Independent trustees' compensation	3,444
Total expenses before reductions	2,913,077
Expense reductions	(3,444)	2,909,633
Net investment income (loss)		19,856,130
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(65,042,738)
Capital gain distributions from underlying funds	4,211,076	(60,831,662)
Change in net unrealized appreciation (depreciation) on underlying funds		(328,423,663)
Net gain (loss)		(389,255,325)
Net increase (decrease) in net assets resulting from operations		$ (369,399,195)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,856,130	$ 13,091,477
Net realized gain (loss)	(60,831,662)	31,255,729
Change in net unrealized appreciation (depreciation)	(328,423,663)	(77,544,121)
Net increase (decrease) in net assets resulting from operations	(369,399,195)	(33,196,915)
Distributions to shareholders from net investment income	(19,629,825)	(11,956,162)
Distributions to shareholders from net realized gain	(30,018,396)	(14,061,115)
Total distributions	(49,648,221)	(26,017,277)
Share transactions - net increase (decrease)	330,490,319	383,205,903
Total increase (decrease) in net assets	(88,557,097)	323,991,711

Net Assets
Beginning of period	869,041,049	545,049,338
End of period (including undistributed net investment income of $2,201,484 and undistributed net investment income of $2,017,976, respectively)	$ 780,483,952	$ 869,041,049

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Income from Investment Operations
Net investment income (loss) C	.23	.26	.22	.17	.19
Net realized and unrealized gain (loss)	(4.36)	(.50)	.90	1.39	.23
Total from investment operations	(4.13)	(.24)	1.12	1.56	.42
Distributions from net investment income	(.22)	(.22)	(.19)	(.13)	(.13)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.05)	- F
Total distributions	(.62)	(.51)	(.45)	(.18)	(.13)
Net asset value, end of period	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Total Return A, B	(34.98)%	(2.14)%	9.26%	14.35%	3.96%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	2.41%	1.95%	1.79%	1.44%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 512,482	$ 558,890	$ 306,544	$ 128,504	$ 59,347
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Income from Investment Operations
Net investment income (loss) C	.21	.23	.19	.14	.16
Net realized and unrealized gain (loss)	(4.37)	(.51)	.91	1.39	.24
Total from investment operations	(4.16)	(.28)	1.10	1.53	.40
Distributions from net investment income	(.20)	(.18)	(.16)	(.11)	(.12)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.05)	- F
Total distributions	(.60)	(.47)	(.42)	(.15) G	(.12)
Net asset value, end of period	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Total Return A, B	(35.20)%	(2.40)%	9.10%	14.07%	3.75%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	2.16%	1.70%	1.54%	1.19%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,330	$ 173,946	$ 154,042	$ 83,955	$ 36,966
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	(4.32)	(.51)	.90	1.38	.24
Total from investment operations	(4.16)	(.35)	1.03	1.46	.35
Distributions from net investment income	(.14)	(.12)	(.10)	(.07)	(.08)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.04)	- F
Total distributions	(.54)	(.41)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Total Return A, B	(35.45)%	(2.95)%	8.57%	13.46%	3.29%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,207	$ 43,016	$ 37,881	$ 27,111	$ 13,415
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Income from Investment Operations
Net investment income (loss) C	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	(4.32)	(.50)	.89	1.38	.23
Total from investment operations	(4.16)	(.34)	1.02	1.46	.34
Distributions from net investment income	(.14)	(.13)	(.10)	(.07)	(.08)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.04)	- F
Total distributions	(.54)	(.42)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Total Return A, B	(35.44)%	(2.91)%	8.51%	13.46%	3.19%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,735	$ 40,426	$ 32,679	$ 20,323	$ 10,859
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) B	.26	.29	.25	.20	.22
Net realized and unrealized gain (loss)	(4.39)	(.50)	.91	1.40	.24
Total from investment operations	(4.13)	(.21)	1.16	1.60	.46
Distributions from net investment income	(.25)	(.25)	(.21)	(.15)	(.15)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.05)	- E
Total distributions	(.65)	(.54)	(.47)	(.20)	(.15)
Net asset value, end of period	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Total Return A	(34.83)%	(1.93)%	9.60%	14.69%	4.25%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.66%	2.20%	2.04%	1.69%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,731	$ 52,762	$ 13,903	$ 5,167	$ 1,921
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.0	4.1
Fidelity Advisor Equity Growth Fund Institutional Class	7.5	8.5
Fidelity Advisor Equity Income Fund Institutional Class	10.2	12.6
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	11.0
Fidelity Advisor Large Cap Fund Institutional Class	9.5	10.9
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.9
Fidelity Series All-Sector Equity Fund	12.1	0.0
Fidelity Series Large Cap Value Fund	3.3	0.0
Fidelity Small Cap Opportunities Fund	2.8	2.7
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	6.9
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.9
	63.2	64.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.6	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.6	7.8
Fidelity Series Emerging Markets Fund	0.2	0.0
	15.4	15.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.8	4.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.6	2.4
Fidelity Advisor Total Bond Fund Institutional Class	4.2	3.9
Fidelity Series Investment Grade Bond Fund	5.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	1.9
	13.9	12.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	63.2%
International Equity Funds	15.4%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	13.9%

Six months ago
Domestic Equity Funds	64.5%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	12.6%

Expected
Domestic Equity Funds	62.2%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	14.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.6%
	Shares	Value
Domestic Equity Funds - 63.2%
Fidelity 100 Index Fund	6,357,208	$ 37,189,668
Fidelity Advisor Equity Growth Fund Institutional Class	2,079,610	69,458,977
Fidelity Advisor Equity Income Fund Institutional Class	6,394,070	93,928,885
Fidelity Advisor Growth & Income Fund Institutional Class	9,007,922	99,177,223
Fidelity Advisor Large Cap Fund Institutional Class	8,778,479	87,872,579
Fidelity Advisor Small Cap Fund Institutional Class	1,650,207	27,277,929
Fidelity Series All-Sector Equity Fund	13,340,025	111,122,405
Fidelity Series Large Cap Value Fund	3,623,869	30,512,977
Fidelity Small Cap Opportunities Fund	5,208,078	25,832,066
TOTAL DOMESTIC EQUITY FUNDS		582,372,709
International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	6,858,792	69,822,500
Fidelity Advisor Overseas Fund Institutional Class	6,187,790	69,983,903
Fidelity Series Emerging Markets Fund	243,052	2,488,847
TOTAL INTERNATIONAL EQUITY FUNDS		142,295,250
TOTAL EQUITY FUNDS (Cost $1,143,327,634)		724,667,959
Fixed-Income Funds - 21.4%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,051,821	$ 68,913,616
Investment Grade Fixed-Income Funds - 13.9%
Fidelity Advisor Government Income Fund Institutional Class	1,556,166	17,024,461
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,538,260	23,918,636
Fidelity Advisor Total Bond Fund Institutional Class	4,191,518	38,939,200
Fidelity Series Investment Grade Bond Fund	4,615,770	48,696,369
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		128,578,666
TOTAL FIXED-INCOME FUNDS (Cost $254,614,315)		197,492,282
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,397,941,949)		$ 922,160,241
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 922,160,241	$ 922,160,241	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $76,501,982 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,397,941,949) - See accompanying schedule		$ 922,160,241
Receivable for investments sold		136,778
Receivable for fund shares sold		1,614,291
Distributions receivable from underlying funds		65,580
Total assets		923,976,890

Liabilities
Payable to custodian bank	$ 2,098
Payable for investments purchased	81,624
Payable for fund shares redeemed	1,733,004
Distribution fees payable	256,304
Total liabilities		2,073,030

Net Assets		$ 921,903,860
Net Assets consist of:
Paid in capital		$ 1,486,255,122
Undistributed net investment income		1,516,067
Accumulated undistributed net realized gain (loss) on investments		(90,085,621)
Net unrealized appreciation (depreciation) on investments		(475,781,708)
Net Assets		$ 921,903,860

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($527,042,086 ÷ 68,534,836 shares)		$ 7.69

Maximum offering price per share (100/94.25 of $7.69)		$ 8.16
Class T: Net Asset Value and redemption price per share ($236,332,736 ÷ 30,819,054 shares)		$ 7.67

Maximum offering price per share (100/96.50 of $7.67)		$ 7.95
Class B: Net Asset Value and offering price per share ($35,701,397 ÷ 4,671,849 shares)A		$ 7.64

Class C: Net Asset Value and offering price per share ($40,293,859 ÷ 5,280,018 shares)A		$ 7.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($82,533,782 ÷ 10,694,753 shares)		$ 7.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 24,319,784

Expenses
Distribution fees	$ 3,819,256
Independent trustees' compensation	4,241
Total expenses before reductions	3,823,497
Expense reductions	(4,241)	3,819,256
Net investment income (loss)		20,500,528
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(89,387,714)
Capital gain distributions from underlying funds	3,565,791	(85,821,923)
Change in net unrealized appreciation (depreciation) on underlying funds		(433,071,093)
Net gain (loss)		(518,893,016)
Net increase (decrease) in net assets resulting from operations		$ (498,392,488)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,500,528	$ 13,358,286
Net realized gain (loss)	(85,821,923)	48,484,814
Change in net unrealized appreciation (depreciation)	(433,071,093)	(115,173,925)
Net increase (decrease) in net assets resulting from operations	(498,392,488)	(53,330,825)
Distributions to shareholders from net investment income	(20,772,833)	(12,227,782)
Distributions to shareholders from net realized gain	(43,764,449)	(22,817,192)
Total distributions	(64,537,282)	(35,044,974)
Share transactions - net increase (decrease)	372,427,616	439,844,437
Total increase (decrease) in net assets	(190,502,154)	351,468,638

Net Assets
Beginning of period	1,112,406,014	760,937,376
End of period (including undistributed net investment income of $1,516,067 and undistributed net investment income of $1,788,371, respectively)	$ 921,903,860	$ 1,112,406,014

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Income from Investment Operations
Net investment income (loss) C	.21	.22	.20	.15	.18
Net realized and unrealized gain (loss)	(5.10)	(.63)	1.09	1.70	.30
Total from investment operations	(4.89)	(.41)	1.29	1.85	.48
Distributions from net investment income	(.21)	(.19)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.50)	(.38)	(.31)	(.08)	- F
Total distributions	(.71)	(.57)	(.49)	(.19)	(.15)
Net asset value, end of period	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Total Return A, B	(38.49)%	(3.22)%	9.82%	15.84%	4.19%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.08%	1.53%	1.49%	1.17%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,042	$ 626,641	$ 343,345	$ 156,916	$ 65,593
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Income from Investment Operations
Net investment income (loss) C	.19	.19	.17	.11	.15
Net realized and unrealized gain (loss)	(5.09)	(.64)	1.09	1.70	.30
Total from investment operations	(4.90)	(.45)	1.26	1.81	.45
Distributions from net investment income	(.18)	(.15)	(.15)	(.09)	(.14)
Distributions from net realized gain	(.50)	(.38)	(.31)	(.08)	- F
Total distributions	(.68)	(.53)	(.46)	(.16) G	(.14)
Net asset value, end of period	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Total Return A, B	(38.62)%	(3.49)%	9.59%	15.52%	3.91%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.83%	1.28%	1.24%	.92%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,333	$ 297,618	$ 281,508	$ 184,029	$ 102,153
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) C	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	(.11)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	(.50)	(.37)	(.31)	(.07)	- F
Total distributions	(.61)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return A, B	(38.94)%	(3.96)%	8.98%	14.96%	3.41%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,701	$ 60,367	$ 56,845	$ 43,099	$ 27,653
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) C	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	(.12)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	(.50)	(.37)	(.31)	(.07)	- F
Total distributions	(.62)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return A, B	(38.96)%	(3.95)%	9.00%	14.99%	3.41%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,294	$ 58,768	$ 54,338	$ 37,940	$ 22,265
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Income from Investment Operations
Net investment income (loss) B	.23	.26	.24	.18	.21
Net realized and unrealized gain (loss)	(5.11)	(.64)	1.09	1.71	.31
Total from investment operations	(4.88)	(.38)	1.33	1.89	.52
Distributions from net investment income	(.24)	(.22)	(.21)	(.13)	(.17)
Distributions from net realized gain	(.50)	(.38)	(.31)	(.09)	- E
Total distributions	(.74)	(.60)	(.52)	(.22)	(.17)
Net asset value, end of period	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Total Return A	(38.31)%	(3.01)%	10.08%	16.10%	4.50%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.33%	1.78%	1.74%	1.42%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,534	$ 69,011	$ 24,902	$ 10,918	$ 7,841
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.1	3.9
Fidelity Advisor Equity Growth Fund Institutional Class	7.8	8.8
Fidelity Advisor Equity Income Fund Institutional Class	10.5	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	11.2	11.4
Fidelity Advisor Large Cap Fund Institutional Class	9.8	11.4
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.0
Fidelity Series All-Sector Equity Fund	12.6	0.0
Fidelity Series Large Cap Value Fund	3.7	0.0
Fidelity Small Cap Opportunities Fund	2.9	2.7
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.0
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	5.0
	65.7	66.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	8.0
Fidelity Advisor Overseas Fund Institutional Class	7.9	8.0
Fidelity Series Emerging Markets Fund	0.3	0.0
	16.0	16.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.2	3.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	2.0
Fidelity Advisor Total Bond Fund Institutional Class	3.2	3.1
Fidelity Series Investment Grade Bond Fund	4.4	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	1.6
	10.8	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.7%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.8%

Six months ago
Domestic Equity Funds	66.3%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	10.4%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.7%
	Shares	Value
Domestic Equity Funds - 65.7%
Fidelity 100 Index Fund	3,345,593	$ 19,571,717
Fidelity Advisor Equity Growth Fund Institutional Class	1,103,732	36,864,633
Fidelity Advisor Equity Income Fund Institutional Class	3,399,567	49,939,636
Fidelity Advisor Growth & Income Fund Institutional Class	4,820,428	53,072,911
Fidelity Advisor Large Cap Fund Institutional Class	4,678,317	46,829,957
Fidelity Advisor Small Cap Fund Institutional Class	885,355	14,634,915
Fidelity Series All-Sector Equity Fund	7,211,738	60,073,780
Fidelity Series Large Cap Value Fund	2,075,873	17,478,854
Fidelity Small Cap Opportunities Fund	2,826,012	14,017,017
TOTAL DOMESTIC EQUITY FUNDS		312,483,420
International Equity Funds - 16.0%
Fidelity Advisor Diversified International Fund Institutional Class	3,667,042	37,330,491
Fidelity Advisor Overseas Fund Institutional Class	3,308,192	37,415,653
Fidelity Series Emerging Markets Fund	146,453	1,499,676
TOTAL INTERNATIONAL EQUITY FUNDS		76,245,820
TOTAL EQUITY FUNDS (Cost $618,225,064)		388,729,240
Fixed-Income Funds - 18.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,781,709	$ 35,807,425
Investment Grade Fixed-Income Funds - 10.8%
Fidelity Advisor Government Income Fund Institutional Class	536,542	5,869,772
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,421,395	9,608,632
Fidelity Advisor Total Bond Fund Institutional Class	1,648,518	15,314,729
Fidelity Series Investment Grade Bond Fund	1,955,531	20,630,849
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		51,423,982
TOTAL FIXED-INCOME FUNDS (Cost $114,750,905)		87,231,407
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $732,975,969)		$ 475,960,647
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 475,960,647	$ 475,960,647	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $39,694,784 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $732,975,969) - See accompanying schedule		$ 475,960,647
Receivable for investments sold		31,096
Receivable for fund shares sold		1,540,253
Distributions receivable from underlying funds		25,568
Total assets		477,557,564

Liabilities
Payable to custodian bank	$ 2,991
Payable for investments purchased	894,498
Payable for fund shares redeemed	699,456
Distribution fees payable	121,585
Total liabilities		1,718,530

Net Assets		$ 475,839,034
Net Assets consist of:
Paid in capital		$ 774,923,870
Undistributed net investment income		912,704
Accumulated undistributed net realized gain (loss) on investments		(42,982,218)
Net unrealized appreciation (depreciation) on investments		(257,015,322)
Net Assets		$ 475,839,034

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($314,996,255 ÷ 43,858,937 shares)		$ 7.18

Maximum offering price per share (100/94.25 of $7.18)		$ 7.62
Class T: Net Asset Value and redemption price per share ($81,463,029 ÷ 11,390,339 shares)		$ 7.15

Maximum offering price per share (100/96.50 of $7.15)		$ 7.41
Class B: Net Asset Value and offering price per share ($17,892,240 ÷ 2,518,551 shares)A		$ 7.10

Class C: Net Asset Value and offering price per share ($17,820,589 ÷ 2,507,350 shares)A		$ 7.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,666,921 ÷ 6,058,561 shares)		$ 7.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 11,713,247

Expenses
Distribution fees	$ 1,728,450
Independent trustees' compensation	2,054
Total expenses before reductions	1,730,504
Expense reductions	(2,054)	1,728,450
Net investment income (loss)		9,984,797
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(42,573,342)
Capital gain distributions from underlying funds	1,590,104	(40,983,238)
Change in net unrealized appreciation (depreciation) on underlying funds		(221,191,491)
Net gain (loss)		(262,174,729)
Net increase (decrease) in net assets resulting from operations		$ (252,189,932)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,984,797	$ 5,536,100
Net realized gain (loss)	(40,983,238)	21,192,689
Change in net unrealized appreciation (depreciation)	(221,191,491)	(56,006,834)
Net increase (decrease) in net assets resulting from operations	(252,189,932)	(29,278,045)
Distributions to shareholders from net investment income	(9,759,661)	(5,034,848)
Distributions to shareholders from net realized gain	(19,339,084)	(8,515,761)
Total distributions	(29,098,745)	(13,550,609)
Share transactions - net increase (decrease)	235,607,700	285,328,975
Total increase (decrease) in net assets	(45,680,977)	242,500,321

Net Assets
Beginning of period	521,520,011	279,019,690
End of period (including undistributed net investment income of $912,704 and undistributed net investment income of $732,543, respectively)	$ 475,839,034	$ 521,520,011
Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Income from Investment Operations
Net investment income (loss) C	.20	.20	.19	.14	.19
Net realized and unrealized gain (loss)	(4.92)	(.60)	1.02	1.62	.32
Total from investment operations	(4.72)	(.40)	1.21	1.76	.51
Distributions from net investment income	(.18)	(.17)	(.15)	(.11)	(.15)
Distributions from net realized gain	(.45)	(.34)	(.29)	(.04)	- F
Total distributions	(.63) H	(.51)	(.44) G	(.15)	(.15)
Net asset value, end of period	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Total Return A, B	(39.29)%	(3.34)%	9.74%	16.03%	4.76%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	2.04%	1.51%	1.48%	1.20%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,996	$ 336,805	$ 146,175	$ 49,877	$ 15,281
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

H Total distributions of $.627 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Income from Investment Operations
Net investment income (loss) C	.17	.17	.16	.11	.16
Net realized and unrealized gain (loss)	(4.89)	(.62)	1.01	1.63	.31
Total from investment operations	(4.72)	(.45)	1.17	1.74	.47
Distributions from net investment income	(.16)	(.13)	(.13)	(.10)	(.14)
Distributions from net realized gain	(.45)	(.33)	(.28)	(.04)	- F
Total distributions	(.60) H	(.46)	(.41) G	(.14)	(.14)
Net asset value, end of period	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Total Return A, B	(39.42)%	(3.66)%	9.46%	15.84%	4.37%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	1.79%	1.26%	1.23%	.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,463	$ 99,531	$ 84,368	$ 45,421	$ 16,432
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

H Total distributions of $.601 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Income from Investment Operations
Net investment income (loss) C	.13	.10	.09	.05	.10
Net realized and unrealized gain (loss)	(4.86)	(.61)	1.02	1.61	.32
Total from investment operations	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	(.10)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	(.45)	(.32)	(.27)	(.04)	- F
Total distributions	(.55) H	(.40)	(.36) G	(.10)	(.11)
Net asset value, end of period	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Total Return A, B	(39.76)%	(4.10)%	8.98%	15.17%	3.88%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	1.30%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,892	$ 27,854	$ 23,065	$ 15,351	$ 6,917
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

H Total distributions of $.548 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) C	.12	.10	.09	.05	.10
Net realized and unrealized gain (loss)	(4.85)	(.61)	1.02	1.61	.32
Total from investment operations	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	(.11)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	(.45)	(.32)	(.27)	(.04)	- F
Total distributions	(.55) H	(.40)	(.36) G	(.10)	(.11)
Net asset value, end of period	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Total Return A, B	(39.70)%	(4.10)%	8.99%	15.15%	3.87%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	1.29%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,821	$ 23,168	$ 19,041	$ 12,023	$ 5,089
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

H Total distributions of $.552 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Income from Investment Operations
Net investment income (loss) B	.22	.24	.22	.17	.21
Net realized and unrealized gain (loss)	(4.93)	(.62)	1.02	1.64	.31
Total from investment operations	(4.71)	(.38)	1.24	1.81	.52
Distributions from net investment income	(.21)	(.20)	(.18)	(.13)	(.16)
Distributions from net realized gain	(.45)	(.34)	(.29)	(.04)	- E
Total distributions	(.65) G	(.54)	(.46) F	(.17)	(.16)
Net asset value, end of period	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Total Return A	(39.08)%	(3.19)%	9.98%	16.45%	4.87%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.29%	1.76%	1.72%	1.45%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,667	$ 34,162	$ 6,371	$ 2,207	$ 467
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

G Total distributions of $.651 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.2	4.5
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.9
Fidelity Advisor Equity Income Fund Institutional Class	10.7	13.3
Fidelity Advisor Growth & Income Fund Institutional Class	11.4	11.6
Fidelity Advisor Large Cap Fund Institutional Class	10.1	11.5
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.0
Fidelity Series All-Sector Equity Fund	12.8	0.0
Fidelity Series Large Cap Value Fund	3.7	0.0
Fidelity Small Cap Opportunities Fund	3.0	2.9
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.3
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	5.2
	66.9	68.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	8.2
Fidelity Advisor Overseas Fund Institutional Class	8.0	8.2
Fidelity Series Emerging Markets Fund	0.3	0.0
	16.3	16.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.0	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.2	1.1
Fidelity Advisor Total Bond Fund Institutional Class	2.1	1.9
Fidelity Series Investment Grade Bond Fund	2.9	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	1.0
	7.2	6.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.9%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	7.2%

Six months ago
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.3%
Investment Grade Fixed-Income Funds	6.1%

Expected
Domestic Equity Funds	67.3%
International Equity Funds	16.8%
High Yield Fixed-Income Funds	9.1%
Investment Grade Fixed-Income Funds	6.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.2%
	Shares	Value
Domestic Equity Funds - 66.9%
Fidelity 100 Index Fund	4,646,134	$ 27,179,882
Fidelity Advisor Equity Growth Fund Institutional Class	1,527,784	51,027,990
Fidelity Advisor Equity Income Fund Institutional Class	4,725,368	69,415,657
Fidelity Advisor Growth & Income Fund Institutional Class	6,661,289	73,340,797
Fidelity Advisor Large Cap Fund Institutional Class	6,495,399	65,018,945
Fidelity Advisor Small Cap Fund Institutional Class	1,206,491	19,943,293
Fidelity Series All-Sector Equity Fund	9,917,929	82,616,344
Fidelity Series Large Cap Value Fund	2,827,973	23,811,531
Fidelity Small Cap Opportunities Fund	3,863,234	19,161,643
TOTAL DOMESTIC EQUITY FUNDS		431,516,082
International Equity Funds - 16.3%
Fidelity Advisor Diversified International Fund Institutional Class	5,050,286	51,411,908
Fidelity Advisor Overseas Fund Institutional Class	4,552,426	51,487,941
Fidelity Series Emerging Markets Fund	217,194	2,224,072
TOTAL INTERNATIONAL EQUITY FUNDS		105,123,921
TOTAL EQUITY FUNDS (Cost $849,355,081)		536,640,003
Fixed-Income Funds - 16.8%
	Shares	Value
High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,687,951	$ 61,712,382
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Advisor Government Income Fund Institutional Class	614,049	6,717,698
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,149,243	7,768,882
Fidelity Advisor Total Bond Fund Institutional Class	1,453,756	13,505,395
Fidelity Series Investment Grade Bond Fund	1,760,422	18,572,450
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		46,564,425
TOTAL FIXED-INCOME FUNDS (Cost $153,669,202)		108,276,807
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,003,024,283)		$ 644,916,810
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 644,916,810	$ 644,916,810	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $57,729,888 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,003,024,283) - See accompanying schedule		$ 644,916,810
Cash		22,712
Receivable for investments sold		10,760
Receivable for fund shares sold		1,534,527
Distributions receivable from underlying funds		23,114
Total assets		646,507,923

Liabilities
Payable for investments purchased	$ 769,653
Payable for fund shares redeemed	821,517
Distribution fees payable	188,132
Total liabilities		1,779,302

Net Assets		$ 644,728,621
Net Assets consist of:
Paid in capital		$ 1,066,074,098
Undistributed net investment income		1,146,349
Accumulated undistributed net realized gain (loss) on investments		(64,384,353)
Net unrealized appreciation (depreciation) on investments		(358,107,473)
Net Assets		$ 644,728,621

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($342,357,465 ÷ 45,108,646 shares)		$ 7.59

Maximum offering price per share (100/94.25 of $7.59)		$ 8.05
Class T: Net Asset Value and redemption price per share ($181,917,341 ÷ 24,029,742 shares)		$ 7.57

Maximum offering price per share (100/96.50 of $7.57)		$ 7.84
Class B: Net Asset Value and offering price per share ($29,478,503 ÷ 3,920,886 shares)A		$ 7.52

Class C: Net Asset Value and offering price per share ($34,035,723 ÷ 4,531,077 shares)A		$ 7.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,939,589 ÷ 7,476,600 shares)		$ 7.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 16,866,621

Expenses
Distribution fees	$ 2,893,796
Independent trustees' compensation	3,036
Total expenses before reductions	2,896,832
Expense reductions	(3,036)	2,893,796
Net investment income (loss)		13,972,825
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,386,348)
Capital gain distributions from underlying funds	1,762,157	(61,624,191)
Change in net unrealized appreciation (depreciation) on underlying funds		(325,789,369)
Net gain (loss)		(387,413,560)
Net increase (decrease) in net assets resulting from operations		$ (373,440,735)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,972,825	$ 9,592,089
Net realized gain (loss)	(61,624,191)	38,468,270
Change in net unrealized appreciation (depreciation)	(325,789,369)	(92,107,484)
Net increase (decrease) in net assets resulting from operations	(373,440,735)	(44,047,125)
Distributions to shareholders from net investment income	(13,667,108)	(9,160,224)
Distributions to shareholders from net realized gain	(34,379,125)	(18,281,042)
Total distributions	(48,046,233)	(27,441,266)
Share transactions - net increase (decrease)	247,327,890	285,498,710
Total increase (decrease) in net assets	(174,159,078)	214,010,319

Net Assets
Beginning of period	818,887,699	604,877,380
End of period (including undistributed net investment income of $1,146,349 and undistributed net investment income of $840,632, respectively)	$ 644,728,621	$ 818,887,699

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.21	.22	.21	.15	.18
Net realized and unrealized gain (loss)	(5.44)	(.74)	1.16	1.84	.39
Total from investment operations	(5.23)	(.52)	1.37	1.99	.57
Distributions from net investment income	(.20)	(.20)	(.18)	(.12)	(.16)
Distributions from net realized gain	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.75)G	(.60)	(.51) F	(.19)	(.16)
Net asset value, end of period	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Total Return A, B	(40.42)%	(3.92)%	10.09%	16.65%	4.87%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.02%	1.47%	1.48%	1.18%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,357	$ 428,381	$ 263,733	$ 133,817	$ 51,718
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

G Total distributions of $.752 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Income from Investment Operations
Net investment income (loss) C	.18	.18	.17	.12	.15
Net realized and unrealized gain (loss)	(5.43)	(.72)	1.16	1.83	.38
Total from investment operations	(5.25)	(.54)	1.33	1.95	.53
Distributions from net investment income	(.17)	(.16)	(.15)	(.10)	(.13)
Distributions from net realized gain	(.56)	(.40)	(.33)	(.06)	-
Total distributions	(.72) G	(.56)	(.48) F	(.16)	(.13)
Net asset value, end of period	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Total Return A, B	(40.61)%	(4.05)%	9.81%	16.35%	4.57%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.77%	1.22%	1.23%	.93%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,917	$ 238,675	$ 221,815	$ 136,679	$ 66,136
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

G Total distributions of $.723 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.37)	(.73)	1.14	1.83	.38
Total from investment operations	(5.24)	(.62)	1.24	1.88	.47
Distributions from net investment income	(.11)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	(.55)	(.39)	(.32)	(.06)	-
Total distributions	(.66) G	(.49)	(.41) F	(.12)	(.10)
Net asset value, end of period	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Total Return A, B	(40.85)%	(4.59)%	9.25%	15.81%	4.04%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,479	$ 50,827	$ 46,110	$ 32,658	$ 18,541
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.662 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.55 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.37)	(.72)	1.13	1.83	.38
Total from investment operations	(5.24)	(.61)	1.23	1.88	.47
Distributions from net investment income	(.12)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	(.55)	(.39)	(.32)	(.06)	-
Total distributions	(.67) G	(.49)	(.41) F	(.12)	(.10)
Net asset value, end of period	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Total Return A, B	(40.91)%	(4.54)%	9.17%	15.82%	4.04%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,036	$ 54,549	$ 54,022	$ 38,947	$ 21,792
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.665 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.55 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Income from Investment Operations
Net investment income (loss) B	.23	.25	.24	.18	.21
Net realized and unrealized gain (loss)	(5.45)	(.74)	1.17	1.85	.38
Total from investment operations	(5.22)	(.49)	1.41	2.03	.59
Distributions from net investment income	(.22)	(.23)	(.21)	(.14)	(.17)
Distributions from net realized gain	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.78) F	(.63)	(.54) E	(.21)	(.17)
Net asset value, end of period	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Total Return A	(40.24)%	(3.70)%	10.36%	16.99%	5.07%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.27%	1.72%	1.73%	1.43%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,940	$ 46,457	$ 19,197	$ 7,227	$ 4,474
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

F Total distributions of $.779 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.7	4.3
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	9.1
Fidelity Advisor Equity Income Fund Institutional Class	10.5	13.5
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	12.1
Fidelity Advisor Large Cap Fund Institutional Class	9.9	11.9
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.0
Fidelity Series All-Sector Equity Fund	14.0	0.0
Fidelity Series Large Cap Value Fund	4.5	0.0
Fidelity Small Cap Opportunities Fund	3.0	3.2
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.4
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.8
	67.5	69.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.1	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.0	8.3
Fidelity Series Emerging Markets Fund	0.4	0.0
	16.5	16.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.2	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.8	1.8
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.9	1.1
Fidelity Advisor Total Bond Fund Institutional Class	1.0	1.1
Fidelity Series Investment Grade Bond Fund	3.1	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	0.5
	5.8	4.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.5%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.8%

Six months ago
Domestic Equity Funds	69.3%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	4.5%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.0%
	Shares	Value
Domestic Equity Funds - 67.5%
Fidelity 100 Index Fund	752,012	$ 4,399,269
Fidelity Advisor Equity Growth Fund Institutional Class	277,020	9,252,478
Fidelity Advisor Equity Income Fund Institutional Class	835,811	12,278,060
Fidelity Advisor Growth & Income Fund Institutional Class	1,159,167	12,762,434
Fidelity Advisor Large Cap Fund Institutional Class	1,167,295	11,684,624
Fidelity Advisor Small Cap Fund Institutional Class	221,685	3,664,457
Fidelity Series All-Sector Equity Fund	1,967,522	16,389,462
Fidelity Series Large Cap Value Fund	625,544	5,267,081
Fidelity Small Cap Opportunities Fund	722,277	3,582,496
TOTAL DOMESTIC EQUITY FUNDS		79,280,361
International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	932,124	9,489,021
Fidelity Advisor Overseas Fund Institutional Class	832,465	9,415,175
Fidelity Series Emerging Markets Fund	44,462	455,291
TOTAL INTERNATIONAL EQUITY FUNDS		19,359,487
TOTAL EQUITY FUNDS (Cost $149,370,827)		98,639,848
Fixed-Income Funds - 16.0%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,270,338	$ 11,987,383
Investment Grade Fixed-Income Funds - 5.8%
Fidelity Advisor Government Income Fund Institutional Class	85,623	936,714
Fidelity Advisor Strategic Real Return Fund Institutional Class	155,582	1,051,733
Fidelity Advisor Total Bond Fund Institutional Class	129,555	1,203,562
Fidelity Series Investment Grade Bond Fund	340,543	3,592,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,784,732
TOTAL FIXED-INCOME FUNDS (Cost $25,263,742)		18,772,115
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $174,634,569)		$ 117,411,963
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 117,411,963	$ 117,411,963	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,999,140 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $174,634,569) - See accompanying schedule		$ 117,411,963
Cash		54
Receivable for investments sold		980,195
Receivable for fund shares sold		355,171
Distributions receivable from underlying funds		2,144
Total assets		118,749,527

Liabilities
Payable for investments purchased	$ 13,182
Payable for fund shares redeemed	1,324,326
Distribution fees payable	27,022
Total liabilities		1,364,530

Net Assets		$ 117,384,997
Net Assets consist of:
Paid in capital		$ 183,242,986
Undistributed net investment income		239,612
Accumulated undistributed net realized gain (loss) on investments		(8,874,995)
Net unrealized appreciation (depreciation) on investments		(57,222,606)
Net Assets		$ 117,384,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,984,730 ÷ 14,000,637 shares)		$ 5.86

Maximum offering price per share (100/94.25 of $5.86)		$ 6.22
Class T: Net Asset Value and redemption price per share ($18,064,965 ÷ 3,093,290 shares)		$ 5.84

Maximum offering price per share (100/96.50 of $5.84)		$ 6.05
Class B: Net Asset Value and offering price per share ($2,230,564 ÷ 382,999 shares)A		$ 5.82

Class C: Net Asset Value and offering price per share ($3,026,785 ÷ 517,131 shares)A		$ 5.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,077,953 ÷ 2,058,131 shares)		$ 5.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 2,420,667

Expenses
Distribution fees	$ 308,375
Independent trustees' compensation	393
Total expenses before reductions	308,768
Expense reductions	(393)	308,375
Net investment income (loss)		2,112,292
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,500,496)
Capital gain distributions from underlying funds	262,317	(8,238,179)
Change in net unrealized appreciation (depreciation) on underlying funds		(47,910,180)
Net gain (loss)		(56,148,359)
Net increase (decrease) in net assets resulting from operations		$ (54,036,067)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,112,292	$ 652,701
Net realized gain (loss)	(8,238,179)	2,548,022
Change in net unrealized appreciation (depreciation)	(47,910,180)	(9,564,052)
Net increase (decrease) in net assets resulting from operations	(54,036,067)	(6,363,329)
Distributions to shareholders from net investment income	(2,013,822)	(570,874)
Distributions to shareholders from net realized gain	(2,435,534)	(529,295)
Total distributions	(4,449,356)	(1,100,169)
Share transactions - net increase (decrease)	90,758,359	74,511,096
Total increase (decrease) in net assets	32,272,936	67,047,598

Net Assets
Beginning of period	85,112,061	18,064,463
End of period (including undistributed net investment income of $239,612 and undistributed net investment income of $94,849, respectively)	$ 117,384,997	$ 85,112,061

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.16	.12
Net realized and unrealized gain (loss)	(4.29)	(.57)	1.06
Total from investment operations	(4.13)	(.41)	1.18
Distributions from net investment income	(.14)	(.11)	(.08)
Distributions from net realized gain	(.26)	(.14)	(.05)
Total distributions	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 5.86	$ 10.39	$ 11.05
Total Return B, C, D	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.248 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.13	.09
Net realized and unrealized gain (loss)	(4.28)	(.57)	1.06
Total from investment operations	(4.14)	(.44)	1.15
Distributions from net investment income	(.12)	(.09)	(.07)
Distributions from net realized gain	(.26)	(.14)	(.05)
Total distributions	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 5.84	$ 10.36	$ 11.03
Total Return B, C, D	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.08	.05
Net realized and unrealized gain (loss)	(4.28)	(.57)	1.06
Total from investment operations	(4.17)	(.49)	1.11
Distributions from net investment income	(.08)	(.06)	(.05)
Distributions from net realized gain	(.26)	(.13)	(.05)
Total distributions	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 5.82	$ 10.33	$ 11.01
Total Return B, C, D	(41.49)%	(4.65)%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.08	.05
Net realized and unrealized gain (loss)	(4.24)	(.58)	1.06
Total from investment operations	(4.13)	(.50)	1.11
Distributions from net investment income	(.08)	(.06)	(.05)
Distributions from net realized gain	(.26)	(.13)	(.05)
Total distributions	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 5.85	$ 10.32	$ 11.01
Total Return B, C, D	(41.08)%	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.19	.14
Net realized and unrealized gain (loss)	(4.30)	(.59)	1.06
Total from investment operations	(4.12)	(.40)	1.20
Distributions from net investment income	(.16)	(.13)	(.08)
Distributions from net realized gain	(.26)	(.14)	(.05)
Total distributions	(.42)	(.26) H	(.13)
Net asset value, end of period	$ 5.87	$ 10.41	$ 11.07
Total Return B, C	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.1	4.6
Fidelity Advisor Equity Growth Fund Institutional Class	8.0	9.2
Fidelity Advisor Equity Income Fund Institutional Class	10.2	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.3	11.8
Fidelity Advisor Large Cap Fund Institutional Class	10.3	11.9
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.1
Fidelity Series All-Sector Equity Fund	14.7	0.0
Fidelity Series Large Cap Value Fund	5.3	0.0
Fidelity Small Cap Opportunities Fund	3.1	3.6
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.7
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	5.0
	69.2	70.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.4	9.7
Fidelity Advisor Overseas Fund Institutional Class	9.3	9.7
Fidelity Series Emerging Markets Fund	0.5	0.0
	19.2	19.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.9	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.1	0.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.1
Fidelity Series Investment Grade Bond Fund	0.4	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	0.1
	0.7	0.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.2%
International Equity Funds	19.2%
High Yield Fixed-Income Funds	10.9%
Investment Grade Fixed-Income Funds	0.7%

Six months ago
Domestic Equity Funds	70.5%
International Equity Funds	19.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.5%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.4%
	Shares	Value
Domestic Equity Funds - 69.2%
Fidelity 100 Index Fund	536,439	$ 3,138,168
Fidelity Advisor Equity Growth Fund Institutional Class	246,505	8,233,277
Fidelity Advisor Equity Income Fund Institutional Class	713,027	10,474,366
Fidelity Advisor Growth & Income Fund Institutional Class	1,051,561	11,577,691
Fidelity Advisor Large Cap Fund Institutional Class	1,048,694	10,497,429
Fidelity Advisor Small Cap Fund Institutional Class	197,857	3,270,582
Fidelity Series All-Sector Equity Fund	1,803,549	15,023,562
Fidelity Series Large Cap Value Fund	645,737	5,437,106
Fidelity Small Cap Opportunities Fund	630,901	3,129,271
TOTAL DOMESTIC EQUITY FUNDS		70,781,452
International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	946,653	9,636,926
Fidelity Advisor Overseas Fund Institutional Class	843,174	9,536,303
Fidelity Series Emerging Markets Fund	46,616	477,348
TOTAL INTERNATIONAL EQUITY FUNDS		19,650,577
TOTAL EQUITY FUNDS (Cost $139,454,992)		90,432,029
Fixed-Income Funds - 11.6%
	Shares	Value
High Yield Fixed-Income Funds - 10.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,117,717	$ 11,181,545
Investment Grade Fixed-Income Funds - 0.7%
Fidelity Advisor Government Income Fund Institutional Class	8,218	89,903
Fidelity Advisor Strategic Real Return Fund Institutional Class	13,276	89,744
Fidelity Advisor Total Bond Fund Institutional Class	15,003	139,377
Fidelity Series Investment Grade Bond Fund	37,343	393,970
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		712,994
TOTAL FIXED-INCOME FUNDS (Cost $17,567,026)		11,894,539
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $157,022,018)		$ 102,326,568
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 102,326,568	$ 102,326,568	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,984,790 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $157,022,018) - See accompanying schedule		$ 102,326,568
Cash		65
Receivable for investments sold		843,502
Receivable for fund shares sold		328,952
Distributions receivable from underlying funds		431
Total assets		103,499,518

Liabilities
Payable for investments purchased	$ 52,138
Payable for fund shares redeemed	1,120,740
Distribution fees payable	25,802
Total liabilities		1,198,680

Net Assets		$ 102,300,838
Net Assets consist of:
Paid in capital		$ 165,956,276
Undistributed net investment income		142,623
Accumulated undistributed net realized gain (loss) on investments		(9,102,611)
Net unrealized appreciation (depreciation) on investments		(54,695,450)
Net Assets		$ 102,300,838

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,590,859 ÷ 10,171,062 shares)		$ 5.66

Maximum offering price per share (100/94.25 of $5.66)		$ 6.01
Class T: Net Asset Value and redemption price per share ($21,186,019 ÷ 3,742,458 shares)		$ 5.66

Maximum offering price per share (100/96.50 of $5.66)		$ 5.87
Class B: Net Asset Value and offering price per share ($3,078,478 ÷ 547,065 shares)A		$ 5.63

Class C: Net Asset Value and offering price per share ($5,435,530 ÷ 956,056 shares)A		$ 5.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,009,952 ÷ 2,632,896 shares)		$ 5.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 2,161,362
Interest		19
Total income		2,161,381

Expenses
Distribution fees	$ 322,394
Independent trustees' compensation	369
Total expenses before reductions	322,763
Expense reductions	(369)	322,394
Net investment income (loss)		1,838,987
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,597,026)
Capital gain distributions from underlying funds	173,472	(8,423,554)
Change in net unrealized appreciation (depreciation) on underlying funds		(44,545,249)
Net gain (loss)		(52,968,803)
Net increase (decrease) in net assets resulting from operations		$ (51,129,816)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,838,987	$ 657,993
Net realized gain (loss)	(8,423,554)	2,866,413
Change in net unrealized appreciation (depreciation)	(44,545,249)	(10,545,175)
Net increase (decrease) in net assets resulting from operations	(51,129,816)	(7,020,769)
Distributions to shareholders from net investment income	(1,739,953)	(617,903)
Distributions to shareholders from net realized gain	(2,746,301)	(637,740)
Total distributions	(4,486,254)	(1,255,643)
Share transactions - net increase (decrease)	71,843,683	74,257,188
Total increase (decrease) in net assets	16,227,613	65,980,776

Net Assets
Beginning of period	86,073,225	20,092,449
End of period (including undistributed net investment income of $142,623 and undistributed net investment income of $45,694, respectively)	$ 102,300,838	$ 86,073,225

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.16	.13
Net realized and unrealized gain (loss)	(4.40)	(.60)	1.06
Total from investment operations	(4.24)	(.44)	1.19
Distributions from net investment income	(.13)	(.11)	(.09)
Distributions from net realized gain	(.30)	(.17)	(.06)
Total distributions	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 5.66	$ 10.32	$ 11.04
Total Return B, C, D	(42.40)%	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.422 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.13	.11
Net realized and unrealized gain (loss)	(4.37)	(.59)	1.05
Total from investment operations	(4.23)	(.46)	1.16
Distributions from net investment income	(.11)	(.09)	(.08)
Distributions from net realized gain	(.30)	(.17)	(.06)
Total distributions	(.41) I	(.26)	(.14)
Net asset value, end of period	$ 5.66	$ 10.30	$ 11.02
Total Return B, C, D	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.407 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.07	.06
Net realized and unrealized gain (loss)	(4.36)	(.59)	1.07
Total from investment operations	(4.26)	(.52)	1.13
Distributions from net investment income	(.08)	(.06)	(.07)
Distributions from net realized gain	(.29)	(.16)	(.06)
Total distributions	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 5.63	$ 10.26	$ 11.00
Total Return B, C, D	(42.81)%	(4.93)%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.368 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.07	.06
Net realized and unrealized gain (loss)	(4.29)	(.59)	1.06
Total from investment operations	(4.19)	(.52)	1.12
Distributions from net investment income	(.08)	(.07)	(.06)
Distributions from net realized gain	(.29)	(.16)	(.06)
Total distributions	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 5.69	$ 10.25	$ 11.00
Total Return B, C, D	(42.13)%	(4.99)%	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.370 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.18	.15
Net realized and unrealized gain (loss)	(4.38)	(.59)	1.06
Total from investment operations	(4.21)	(.41)	1.21
Distributions from net investment income	(.15)	(.13)	(.09)
Distributions from net realized gain	(.30)	(.17)	(.06)
Total distributions	(.44) H	(.30)	(.15)
Net asset value, end of period	$ 5.70	$ 10.35	$ 11.06
Total Return B, C	(42.01)%	(4.02)%	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.29%	1.64%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.441 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to the prior periods. Collectively, these adjustments have no impact on net assets or the results and operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 187,814,290	$ 1,135,931	$ (28,249,928)	$ (27,113,997)
Advisor Freedom 2005	163,945,110	775,219	(42,891,971)	(42,116,752)
Advisor Freedom 2010	814,299,341	4,246,714	(216,022,942)	(211,776,228)
Advisor Freedom 2015	1,088,754,796	5,945,638	(301,729,241)	(295,783,603)
Advisor Freedom 2020	1,792,542,873	8,294,519	(558,135,610)	(549,841,091)
Advisor Freedom 2025	1,154,831,478	5,007,092	(379,227,294)	(374,220,202)
Advisor Freedom 2030	1,406,198,228	4,384,390	(488,422,377)	(484,037,987)
Advisor Freedom 2035	736,005,712	2,281,745	(262,326,810)	(260,045,065)
Advisor Freedom 2040	1,008,384,662	2,327,088	(365,794,940)	(363,467,852)
Advisor Freedom 2045	175,510,425	655,908	(58,754,370)	(58,098,462)
Advisor Freedom 2050	158,139,837	386,661	(56,199,930)	(55,813,269)
	Undistributed Ordinary Income	Capital Loss Carryforward
Advisor Freedom Income	$ 398,940	$ (3,435,419)
Advisor Freedom 2005	468,016	(6,282,292)
Advisor Freedom 2010	2,254,710	(30,891,938)
Advisor Freedom 2015	2,916,785	(42,415,853)
Advisor Freedom 2020	3,649,910	(85,005,141)
Advisor Freedom 2025	2,228,832	(55,796,563)
Advisor Freedom 2030	1,852,153	(76,501,982)
Advisor Freedom 2035	912,704	(39,694,784)
Advisor Freedom 2040	1,210,490	(57,729,888)
Advisor Freedom 2045	239,614	(7,999,140)
Advisor Freedom 2050	142,623	(7,984,790)

The tax character of distributions paid was as follows:

March 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,856,514	$ 1,005,271	$ 6,861,785
Advisor Freedom 2005	4,591,097	2,332,348	6,923,445
Advisor Freedom 2010	22,631,084	15,734,148	38,365,232
Advisor Freedom 2015	27,190,807	21,998,591	49,189,398
Advisor Freedom 2020	39,768,154	48,584,416	88,352,570
Advisor Freedom 2025	23,198,269	26,449,952	49,648,221
Advisor Freedom 2030	22,969,281	41,568,001	64,537,282
Advisor Freedom 2035	10,628,393	18,470,352	29,098,745
Advisor Freedom 2040	14,702,047	33,344,186	48,046,233
Advisor Freedom 2045	2,170,604	2,278,752	4,449,356
Advisor Freedom 2050	1,780,026	2,706,228	4,486,254

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,226,805	$ 430,332	$ 5,657,137
Advisor Freedom 2005	3,115,492	830,264	3,945,756
Advisor Freedom 2010	18,580,982	6,015,166	24,596,148
Advisor Freedom 2015	20,656,805	8,829,642	29,486,447
Advisor Freedom 2020	32,982,163	19,552,221	52,534,384
Advisor Freedom 2025	16,672,355	9,344,922	26,017,277
Advisor Freedom 2030	19,222,919	15,822,055	35,044,974
Advisor Freedom 2035	8,087,079	5,463,530	13,550,609
Advisor Freedom 2040	14,535,541	12,905,725	27,441,266
Advisor Freedom 2045	977,226	122,943	1,100,169
Advisor Freedom 2050	1,053,897	201,746	1,255,643

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	101,702,038	73,118,794
Advisor Freedom 2005	98,567,688	75,829,009
Advisor Freedom 2010	429,277,323	309,601,104
Advisor Freedom 2015	537,263,140	321,008,288
Advisor Freedom 2020	776,646,439	454,694,558
Advisor Freedom 2025	552,657,440	247,760,107
Advisor Freedom 2030	565,812,338	233,774,058
Advisor Freedom 2035	324,329,609	106,192,272
Advisor Freedom 2040	351,732,328	136,774,505
Advisor Freedom 2045	107,544,464	18,834,045
Advisor Freedom 2050	84,590,713	15,217,247

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated certain investments of the Funds' to include shares of three newly created Fidelity Series Funds. This involved a taxable redemption of each Fund's interest in Fidelity Advisor Mid Cap Fund, Fidelity Advisor Dividend Growth Fund and Fidelity Advisor Intermediate Bond Fund ("selected Underlying Funds") for cash and securities in-kind

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

and a non-taxable exchange of those securities for shares of Fidelity Series All-Sector Equity Fund and Fidelity Series Investment Grade Bond Fund. Realized gains and losses on redemptions of the selected Underlying Funds in connection with the reallocation are presented in the accompanying Statement of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain/(loss) for each Fund are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain/(Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$ 13,727,213	$ (4,203,865)
Advisor Freedom 2005	14,759,041	(6,533,344)
Advisor Freedom 2010	78,819,247	(32,729,070)
Advisor Freedom 2015	101,145,022	(45,757,863)
Advisor Freedom 2020	169,384,604	(86,822,490)
Advisor Freedom 2025	102,778,059	(57,533,238)
Advisor Freedom 2030	119,877,781	(76,735,141)
Advisor Freedom 2035	58,753,451	(39,849,183)
Advisor Freedom 2040	79,463,869	(56,549,112)
Advisor Freedom 2045	10,742,269	(7,926,510)
Advisor Freedom 2050	9,644,501	(7,551,426)

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 240,494	$ 80,323
Class T	.25%	.25%	219,066	1,440
Class B	.75%	.25%	49,983	37,510
Class C	.75%	.25%	126,864	21,648
			$ 636,407	$ 140,921
Advisor Freedom 2005
Class A	0%	.25%	$ 246,113	$ 108,775
Class T	.25%	.25%	87,956	382
Class B	.75%	.25%	35,836	26,901
Class C	.75%	.25%	88,853	17,625
			$ 458,758	$ 153,683
Advisor Freedom 2010
Class A	0%	.25%	$ 948,528	$ 292,406
Class T	.25%	.25%	964,010	-
Class B	.75%	.25%	279,585	209,828
Class C	.75%	.25%	492,690	92,401
			$ 2,684,813	$ 594,635
Advisor Freedom 2015
Class A	0%	.25%	$ 1,292,715	$ 404,266
Class T	.25%	.25%	945,464	2,118
Class B	.75%	.25%	369,029	277,007
Class C	.75%	.25%	580,388	94,034
			$ 3,187,596	$ 777,425

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2020	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,920,961	$ 488,681
Class T	.25%	.25%	2,021,546	1,958
Class B	.75%	.25%	731,449	549,035
Class C	.75%	.25%	818,318	156,834
			$ 5,492,274	$ 1,196,508
Advisor Freedom 2025
Class A	0%	.25%	$ 1,378,247	$ 443,343
Class T	.25%	.25%	797,144	150
Class B	.75%	.25%	365,454	274,407
Class C	.75%	.25%	368,788	73,849
			$ 2,909,633	$ 791,749
Advisor Freedom 2030
Class A	0%	.25%	$ 1,482,702	$ 422,226
Class T	.25%	.25%	1,336,416	-
Class B	.75%	.25%	494,747	371,098
Class C	.75%	.25%	505,391	81,554
			$ 3,819,256	$ 874,878
Advisor Freedom 2035
Class A	0%	.25%	$ 827,005	$ 293,223
Class T	.25%	.25%	457,892	-
Class B	.75%	.25%	236,110	177,124
Class C	.75%	.25%	207,443	41,491
			$ 1,728,450	$ 511,838
Advisor Freedom 2040
Class A	0%	.25%	$ 976,166	$ 223,886
Class T	.25%	.25%	1,049,816	1,052
Class B	.75%	.25%	410,481	307,974
Class C	.75%	.25%	457,333	68,868
			$ 2,893,796	$ 601,780
Advisor Freedom 2045
Class A	0%	.25%	$ 181,495	$ 82,418
Class T	.25%	.25%	72,623	-
Class B	.75%	.25%	26,088	19,571
Class C	.75%	.25%	28,169	13,390
			$ 308,375	$ 115,379
Advisor Freedom 2050
Class A	0%	.25%	$ 139,568	$ 37,504
Class T	.25%	.25%	92,942	132
Class B	.75%	.25%	34,873	26,155
Class C	.75%	.25%	55,011	25,132
			$ 322,394	$ 88,923

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 14,102
Class T	6,267
Class B*	20,357
Class C*	1,260
$ 41,986
Advisor Freedom 2005
Class A	$ 11,445
Class T	1,683
Class B*	22,275
Class C*	9,576
$ 44,979
Advisor Freedom 2010
Class A	$ 35,266
Class T	18,409
Class B*	84,252
Class C*	10,050
$ 147,977
Advisor Freedom 2015
Class A	$ 81,408
Class T	25,745
Class B*	157,664
Class C*	9,594
$ 274,411
Advisor Freedom 2020
Class A	$ 126,003
Class T	40,639
Class B*	237,015
Class C*	20,211
$ 423,868
Advisor Freedom 2025
Class A	$ 97,139
Class T	29,388
Class B*	143,760
Class C*	6,473
$ 276,760
Advisor Freedom 2030
Class A	$ 114,602
Class T	26,003
Class B*	177,909
Class C*	9,352
$ 327,866
Advisor Freedom 2035
Class A	$ 65,979
Class T	18,766
Class B*	92,424
Class C*	5,603
$ 182,772
Advisor Freedom 2040
Class A	$ 102,851
Class T	29,862
Class B*	159,694
Class C*	7,220
$ 299,627

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2045
Class A	$ 20,908
Class T	5,005
Class B*	11,103
Class C*	846
$ 37,862
Advisor Freedom 2050
Class A	$ 28,557
Class T	7,484
Class B*	9,740
Class C*	2,623
$ 48,404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 383
Class T	.50%	174
Class B	1.00%	20
Class C	1.00%	51
Institutional Class	.00%	36
Advisor Freedom 2005
Class A	.25%	399
Class T	.50%	71
Class B	1.00%	15
Class C	1.00%	36
Institutional Class	.00%	41
Advisor Freedom 2010
Class A	.25%	1,537
Class T	.50%	782
Class B	1.00%	113
Class C	1.00%	200
Institutional Class	.00%	191
Advisor Freedom 2015
Class A	.25%	2,081
Class T	.50%	762
Class B	1.00%	149
Class C	1.00%	234
Institutional Class	.00%	334
Advisor Freedom 2020
Class A	.25%	3,132
Class T	.50%	1,649
Class B	1.00%	299
Class C	1.00%	334
Institutional Class	.00%	436

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2025
Class A	.25%	$ 2,219
Class T	.50%	642
Class B	1.00%	147
Class C	1.00%	149
Institutional Class	.00%	287
Advisor Freedom 2030
Class A	.25%	2,413
Class T	.50%	1,088
Class B	1.00%	202
Class C	1.00%	206
Institutional Class	.00%	332
Advisor Freedom 2035
Class A	.25%	1,331
Class T	.50%	369
Class B	1.00%	95
Class C	1.00%	84
Institutional Class	.00%	175
Advisor Freedom 2040
Class A	.25%	1,601
Class T	.50%	861
Class B	1.00%	169
Class C	1.00%	188
Institutional Class	.00%	217
Advisor Freedom 2045
Class A	.25%	279
Class T	.50%	56
Class B	1.00%	10
Class C	1.00%	11
Institutional Class	.00%	37
Advisor Freedom 2050
Class A	.25%	217
Class T	.50%	73
Class B	1.00%	14
Class C	1.00%	22
Institutional Class	.00%	43

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2009	2008
Advisor Freedom Income
From net investment income
Class A	$ 2,990,969	$ 2,504,685
Class T	1,242,739	1,563,953
Class B	118,298	152,566
Class C	295,522	433,205
Institutional Class	304,252	228,075
Total	$ 4,951,780	$ 4,882,484

Annual Report

7. Distributions to Shareholders - continued

Years ended March 31,	2009	2008
From net realized gain
Class A	$ 1,103,465	$ 363,946
Class T	501,951	265,719
Class B	58,786	31,009
Class C	143,588	84,230
Institutional Class	102,215	29,749
Total	$ 1,910,005	$ 774,653
Advisor Freedom 2005
From net investment income
Class A	$ 2,875,262	$ 1,724,823
Class T	435,635	428,083
Class B	67,624	51,521
Class C	160,605	147,372
Institutional Class	324,455	207,409
Total	$ 3,863,581	$ 2,559,208
From net realized gain
Class A	$ 2,130,306	$ 834,705
Class T	423,340	290,404
Class B	84,230	52,453
Class C	214,103	130,191
Institutional Class	207,885	78,795
Total	$ 3,059,864	$ 1,386,548
Advisor Freedom 2010
From net investment income
Class A	$ 10,947,222	$ 8,089,684
Class T	5,111,081	4,645,864
Class B	504,030	581,796
Class C	905,547	979,699
Institutional Class	1,477,806	999,219
Total	$ 18,945,686	$ 15,296,262
From net realized gain
Class A	$ 10,198,551	$ 4,371,752
Class T	5,679,097	3,146,806
Class B	862,119	543,390
Class C	1,488,953	798,291
Institutional Class	1,190,826	439,647
Total	$ 19,419,546	$ 9,299,886
Advisor Freedom 2015
From net investment income
Class A	$ 14,240,612	$ 9,282,719
Class T	4,518,598	3,805,292
Class B	620,340	608,280
Class C	1,044,267	916,055
Institutional Class	2,519,733	1,380,515
Total	$ 22,943,550	$ 15,992,861
From net realized gain
Class A	$ 15,189,802	$ 6,792,732
Class T	5,848,859	3,796,442
Class B	1,211,160	835,908
Class C	1,851,735	1,173,886
Institutional Class	2,144,292	894,618
Total	$ 26,245,848	$ 13,493,586

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Years ended March 31,	2009	2008
Advisor Freedom 2020
From net investment income
Class A	$ 19,215,664	$ 13,227,162
Class T	9,183,010	7,368,496
Class B	1,086,901	994,726
Class C	1,261,267	1,068,257
Institutional Class	3,144,021	1,659,078
Total	$ 33,890,863	$ 24,317,719
From net realized gain
Class A	$ 28,711,282	$ 13,024,880
Class T	15,997,485	10,046,546
Class B	3,039,923	1,981,035
Class C	3,299,753	1,985,963
Institutional Class	3,413,264	1,178,241
Total	$ 54,461,707	$ 28,216,665
Advisor Freedom 2025
From net investment income
Class A	$ 13,299,070	$ 7,874,109
Class T	3,310,848	2,457,202
Class B	505,085	398,931
Class C	558,066	394,171
Institutional Class	1,956,756	831,749
Total	$ 19,629,825	$ 11,956,162
From net realized gain
Class A	$ 19,217,652	$ 8,202,079
Class T	5,918,387	3,646,794
Class B	1,447,951	892,352
Class C	1,386,204	791,593
Institutional Class	2,048,202	528,297
Total	$ 30,018,396	$ 14,061,115
Advisor Freedom 2030
From net investment income
Class A	$ 12,523,897	$ 7,205,006
Class T	5,041,844	3,287,728
Class B	523,790	414,862
Class C	595,367	403,557
Institutional Class	2,087,935	916,629
Total	$ 20,772,833	$ 12,227,782
From net realized gain
Class A	$ 24,763,231	$ 10,936,038
Class T	11,555,431	7,840,143
Class B	2,319,770	1,556,434
Class C	2,296,059	1,494,609
Institutional Class	2,829,958	989,968
Total	$ 43,764,449	$ 22,817,192
Advisor Freedom 2035
From net investment income
Class A	$ 6,685,226	$ 3,345,833
Class T	1,578,824	952,354
Class B	253,655	177,323
Class C	241,140	143,957
Institutional Class	1,000,816	415,381
Total	$ 9,759,661	$ 5,034,848

Annual Report

7. Distributions to Shareholders - continued

Years ended March 31,	2009	2008
From net realized gain
Class A	$ 12,449,964	$ 4,819,324
Class T	3,685,700	2,263,096
Class B	1,024,129	601,586
Class C	863,970	497,133
Institutional Class	1,315,321	334,622
Total	$ 19,339,084	$ 8,515,761
Advisor Freedom 2040
From net investment income
Class A	$ 7,793,389	$ 5,153,377
Class T	3,588,898	2,630,359
Class B	436,286	354,339
Class C	515,663	387,464
Institutional Class	1,332,872	634,685
Total	$ 13,667,108	$ 9,160,224
From net realized gain
Class A	$ 18,027,783	$ 8,341,256
Class T	9,963,489	6,395,011
Class B	2,093,643	1,317,210
Class C	2,284,827	1,493,781
Institutional Class	2,009,383	733,784
Total	$ 34,379,125	$ 18,281,042
Advisor Freedom 2045
From net investment income
Class A	$ 1,453,387	$ 408,907
Class T	279,952	76,927
Class B	27,920	11,522
Class C	33,745	11,199
Institutional Class	218,818	62,319
Total	$ 2,013,822	$ 570,874
From net realized gain
Class A	$ 1,746,634	$ 365,060
Class T	344,367	84,292
Class B	73,453	18,988
Class C	73,894	18,223
Institutional Class	197,186	42,732
Total	$ 2,435,534	$ 529,295
Advisor Freedom 2050
From net investment income
Class A	$ 1,030,278	$ 421,587
Class T	319,811	94,910
Class B	38,529	15,927
Class C	62,649	26,686
Institutional Class	288,686	58,793
Total	$ 1,739,953	$ 617,903
From net realized gain
Class A	$ 1,711,927	$ 409,384
Class T	515,363	109,763
Class B	110,348	29,999
Class C	167,930	43,754
Institutional Class	240,733	44,840
Total	$ 2,746,301	$ 637,740

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Advisor Freedom Income
Class A
Shares sold	6,982,465	6,395,797	$ 67,700,366	$ 68,652,447
Reinvestment of distributions	424,486	259,372	4,014,480	2,783,957
Shares redeemed	(5,026,311)	(2,922,596)	(47,294,795)	(31,256,793)
Net increase (decrease)	2,380,640	3,732,573	$ 24,420,051	$ 40,179,611
Class T
Shares sold	2,860,068	2,855,150	$ 27,200,706	$ 30,643,258
Reinvestment of distributions	178,640	164,484	1,693,207	1,765,934
Shares redeemed	(2,445,970)	(2,428,323)	(23,290,929)	(25,960,467)
Net increase (decrease)	592,738	591,311	$ 5,602,984	$ 6,448,725
Class B
Shares sold	157,222	214,502	$ 1,476,911	$ 2,287,850
Reinvestment of distributions	17,174	15,304	162,898	164,212
Shares redeemed	(214,129)	(165,034)	(1,990,988)	(1,766,793)
Net increase (decrease)	(39,733)	64,772	$ (351,179)	$ 685,269
Class C
Shares sold	508,802	601,335	$ 4,852,317	$ 6,439,273
Reinvestment of distributions	39,179	39,613	372,190	424,846
Shares redeemed	(655,537)	(469,822)	(6,321,803)	(5,023,022)
Net increase (decrease)	(107,556)	171,126	$ (1,097,296)	$ 1,841,097
Institutional Class
Shares sold	766,168	1,046,538	$ 7,275,963	$ 11,013,967
Reinvestment of distributions	42,274	23,599	402,268	253,422
Shares redeemed	(712,207)	(460,080)	(6,686,370)	(4,893,967)
Net increase (decrease)	96,235	610,057	$ 991,861	$ 6,373,422
Advisor Freedom 2005
Class A
Shares sold	7,824,991	7,280,006	$ 76,183,885	$ 86,978,408
Reinvestment of distributions	527,603	209,681	4,959,217	2,523,615
Shares redeemed	(6,052,431)	(3,032,111)	(57,057,843)	(36,068,889)
Net increase (decrease)	2,300,163	4,457,576	$ 24,085,259	$ 53,433,134
Class T
Shares sold	1,107,674	1,302,460	$ 10,689,045	$ 15,596,978
Reinvestment of distributions	83,844	57,458	807,051	691,442
Shares redeemed	(1,238,205)	(1,248,968)	(11,959,868)	(14,879,592)
Net increase (decrease)	(46,687)	110,950	$ (463,772)	$ 1,408,828
Class B
Shares sold	93,691	134,939	$ 943,061	$ 1,573,994
Reinvestment of distributions	14,275	7,641	138,494	91,841
Shares redeemed	(157,750)	(97,335)	(1,505,391)	(1,155,938)
Net increase (decrease)	(49,784)	45,245	$ (423,836)	$ 509,897
Class C
Shares sold	332,577	398,272	$ 3,214,674	$ 4,710,455
Reinvestment of distributions	34,394	20,492	335,809	245,781
Shares redeemed	(504,271)	(218,640)	(4,858,459)	(2,586,377)
Net increase (decrease)	(137,300)	200,124	$ (1,307,976)	$ 2,369,859
Institutional Class
Shares sold	679,881	898,304	$ 6,849,983	$ 10,934,550
Reinvestment of distributions	56,512	23,531	527,550	284,303
Shares redeemed	(434,113)	(368,372)	(4,200,339)	(4,367,156)
Net increase (decrease)	302,280	553,463	$ 3,177,194	$ 6,851,697

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Advisor Freedom 2010
Class A
Shares sold	27,644,971	21,172,266	$ 279,300,486	$ 262,315,907
Reinvestment of distributions	2,137,557	977,928	20,813,308	12,200,535
Shares redeemed	(20,377,432)	(10,377,196)	(193,937,215)	(128,191,139)
Net increase (decrease)	9,405,096	11,772,998	$ 106,176,579	$ 146,325,303
Class T
Shares sold	10,512,535	9,009,530	$ 100,864,998	$ 110,976,658
Reinvestment of distributions	1,078,073	619,841	10,623,798	7,710,014
Shares redeemed	(9,978,388)	(7,066,194)	(95,483,371)	(87,124,252)
Net increase (decrease)	1,612,220	2,563,177	$ 16,005,425	$ 31,562,420
Class B
Shares sold	360,739	531,540	$ 3,611,530	$ 6,513,051
Reinvestment of distributions	121,076	81,330	1,229,138	1,009,856
Shares redeemed	(951,618)	(551,595)	(8,905,172)	(6,803,579)
Net increase (decrease)	(469,803)	61,275	$ (4,064,504)	$ 719,328
Class C
Shares sold	1,451,192	1,941,907	$ 14,356,301	$ 23,880,546
Reinvestment of distributions	207,922	125,362	2,096,514	1,552,639
Shares redeemed	(2,043,613)	(1,000,919)	(19,263,851)	(12,286,806)
Net increase (decrease)	(384,499)	1,066,350	$ (2,811,036)	$ 13,146,379
Institutional Class
Shares sold	3,808,131	2,789,625	$ 39,641,688	$ 34,942,048
Reinvestment of distributions	267,634	109,553	2,583,482	1,370,855
Shares redeemed	(2,374,575)	(1,273,890)	(22,636,136)	(15,744,160)
Net increase (decrease)	1,701,190	1,625,288	$ 19,589,034	$ 20,568,743
Advisor Freedom 2015
Class A
Shares sold	33,660,949	30,012,366	$ 332,436,308	$ 375,290,820
Reinvestment of distributions	2,969,139	1,252,597	29,046,026	15,820,828
Shares redeemed	(21,015,336)	(11,069,498)	(201,059,105)	(138,060,728)
Net increase (decrease)	15,614,752	20,195,465	$ 160,423,229	$ 253,050,920
Class T
Shares sold	9,552,536	7,187,921	$ 93,377,388	$ 89,866,267
Reinvestment of distributions	1,015,718	593,664	10,080,764	7,487,851
Shares redeemed	(7,598,715)	(5,577,816)	(71,596,533)	(69,873,542)
Net increase (decrease)	2,969,539	2,203,769	$ 31,861,619	$ 27,480,576
Class B
Shares sold	681,198	952,656	$ 6,933,950	$ 11,837,765
Reinvestment of distributions	168,864	107,501	1,718,215	1,351,705
Shares redeemed	(1,095,174)	(715,996)	(10,356,068)	(8,904,180)
Net increase (decrease)	(245,112)	344,161	$ (1,703,903)	$ 4,285,290
Class C
Shares sold	1,862,954	1,762,544	$ 18,285,509	$ 21,931,918
Reinvestment of distributions	257,190	147,692	2,586,187	1,855,516
Shares redeemed	(1,826,626)	(938,455)	(17,084,660)	(11,655,229)
Net increase (decrease)	293,518	971,781	$ 3,787,036	$ 12,132,205
Institutional Class
Shares sold	6,396,847	4,107,174	$ 66,855,852	$ 52,023,759
Reinvestment of distributions	480,395	177,571	4,619,510	2,253,324
Shares redeemed	(3,018,599)	(1,687,314)	(28,959,207)	(21,403,007)
Net increase (decrease)	3,858,643	2,597,431	$ 42,516,155	$ 32,874,076

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Advisor Freedom 2020
Class A
Shares sold	42,768,917	38,566,894	$ 438,011,578	$ 525,160,644
Reinvestment of distributions	4,520,276	1,874,481	47,381,140	25,889,867
Shares redeemed	(26,063,863)	(14,579,291)	(259,723,487)	(197,670,315)
Net increase (decrease)	21,225,330	25,862,084	$ 225,669,231	$ 353,380,196
Class T
Shares sold	18,886,061	15,080,905	$ 186,399,308	$ 205,467,830
Reinvestment of distributions	2,337,116	1,251,431	24,805,802	17,269,011
Shares redeemed	(14,070,253)	(12,338,940)	(140,504,124)	(168,368,029)
Net increase (decrease)	7,152,924	3,993,396	$ 70,700,986	$ 54,368,812
Class B
Shares sold	1,103,375	1,397,786	$ 11,809,274	$ 18,987,125
Reinvestment of distributions	360,923	206,609	3,962,480	2,841,914
Shares redeemed	(1,839,222)	(979,173)	(18,050,005)	(13,271,484)
Net increase (decrease)	(374,924)	625,222	$ (2,278,251)	$ 8,557,555
Class C
Shares sold	2,884,143	2,950,874	$ 29,790,918	$ 40,072,501
Reinvestment of distributions	361,443	193,944	3,933,566	2,664,764
Shares redeemed	(2,865,470)	(1,961,725)	(27,955,288)	(26,617,780)
Net increase (decrease)	380,116	1,183,093	$ 5,769,196	$ 16,119,485
Institutional Class
Shares sold	8,703,199	5,531,638	$ 92,686,776	$ 76,296,447
Reinvestment of distributions	630,394	196,081	6,383,899	2,719,400
Shares redeemed	(2,981,000)	(1,698,087)	(29,805,650)	(23,097,020)
Net increase (decrease)	6,352,593	4,029,632	$ 69,265,025	$ 55,918,827
Advisor Freedom 2025
Class A
Shares sold	36,598,209	31,444,214	$ 351,257,221	$ 413,397,979
Reinvestment of distributions	3,228,324	1,193,033	32,255,912	15,943,550
Shares redeemed	(17,140,862)	(10,605,763)	(160,248,668)	(138,593,485)
Net increase (decrease)	22,685,671	22,031,484	$ 223,264,465	$ 290,748,044
Class T
Shares sold	9,116,017	7,320,665	$ 86,676,520	$ 96,719,142
Reinvestment of distributions	882,777	451,032	9,017,264	6,039,311
Shares redeemed	(5,644,264)	(5,426,572)	(53,391,522)	(71,792,696)
Net increase (decrease)	4,354,530	2,345,125	$ 42,302,262	$ 30,965,757
Class B
Shares sold	743,353	1,032,697	$ 7,578,046	$ 13,514,621
Reinvestment of distributions	179,009	94,056	1,884,532	1,250,009
Shares redeemed	(812,754)	(523,284)	(7,458,928)	(6,862,113)
Net increase (decrease)	109,608	603,469	$ 2,003,650	$ 7,902,517
Class C
Shares sold	1,719,703	1,232,948	$ 16,055,880	$ 16,188,203
Reinvestment of distributions	173,569	81,325	1,792,762	1,080,397
Shares redeemed	(960,545)	(519,398)	(8,431,223)	(6,755,133)
Net increase (decrease)	932,727	794,875	$ 9,417,419	$ 10,513,467
Institutional Class
Shares sold	7,043,431	4,059,864	$ 74,326,650	$ 54,260,664
Reinvestment of distributions	412,243	99,805	3,981,166	1,339,601
Shares redeemed	(2,496,321)	(942,331)	(24,805,293)	(12,524,147)
Net increase (decrease)	4,959,353	3,217,338	$ 53,502,523	$ 43,076,118
Advisor Freedom 2030
Class A
Shares sold	36,571,859	31,843,152	$ 369,068,951	$ 459,602,140
Reinvestment of distributions	3,333,735	1,221,831	36,933,871	17,967,778
Shares redeemed	(18,526,964)	(9,968,940)	(184,096,059)	(142,503,129)
Net increase (decrease)	21,378,630	23,096,043	$ 221,906,763	$ 335,066,789

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Class T
Shares sold	15,493,194	11,245,298	$ 151,841,595	$ 162,101,126
Reinvestment of distributions	1,467,862	752,594	16,407,269	11,039,870
Shares redeemed	(8,605,624)	(9,323,237)	(87,102,297)	(135,908,919)
Net increase (decrease)	8,355,432	2,674,655	$ 81,146,567	$ 37,232,077
Class B
Shares sold	853,353	1,094,290	$ 9,110,199	$ 15,718,712
Reinvestment of distributions	234,952	130,528	2,754,171	1,905,487
Shares redeemed	(998,967)	(658,615)	(9,944,194)	(9,302,781)
Net increase (decrease)	89,338	566,203	$ 1,920,176	$ 8,321,418
Class C
Shares sold	1,778,130	1,428,374	$ 17,627,965	$ 20,470,871
Reinvestment of distributions	229,804	119,323	2,662,650	1,741,917
Shares redeemed	(1,190,976)	(925,108)	(11,472,328)	(13,146,909)
Net increase (decrease)	816,958	622,589	$ 8,818,287	$ 9,065,879
Institutional Class
Shares sold	7,173,836	4,311,519	$ 74,902,303	$ 62,949,526
Reinvestment of distributions	456,149	122,302	4,820,536	1,804,784
Shares redeemed	(2,109,452)	(998,614)	(21,087,016)	(14,596,036)
Net increase (decrease)	5,520,533	3,435,207	$ 58,635,823	$ 50,158,274
Advisor Freedom 2035
Class A
Shares sold	24,984,613	21,196,181	$ 233,206,889	$ 288,304,008
Reinvestment of distributions	1,840,329	582,502	18,981,347	8,092,022
Shares redeemed	(9,851,227)	(5,766,443)	(92,108,084)	(77,817,751)
Net increase (decrease)	16,973,715	16,012,240	$ 160,080,152	$ 218,578,279
Class T
Shares sold	5,952,168	4,490,317	$ 55,077,528	$ 61,032,845
Reinvestment of distributions	492,541	230,541	5,172,978	3,188,274
Shares redeemed	(3,034,429)	(3,046,746)	(28,314,087)	(41,592,325)
Net increase (decrease)	3,410,280	1,674,112	$ 31,936,419	$ 22,628,794
Class B
Shares sold	579,388	727,943	$ 5,700,656	$ 9,848,745
Reinvestment of distributions	114,147	55,321	1,248,634	760,291
Shares redeemed	(425,319)	(268,514)	(3,994,907)	(3,598,845)
Net increase (decrease)	268,216	514,750	$ 2,954,383	$ 7,010,191
Class C
Shares sold	1,020,539	744,599	$ 9,370,199	$ 10,054,795
Reinvestment of distributions	96,416	43,460	1,041,544	597,725
Shares redeemed	(479,767)	(349,529)	(4,400,281)	(4,698,348)
Net increase (decrease)	637,188	438,530	$ 6,011,462	$ 5,954,172
Institutional Class
Shares sold	4,318,097	2,734,548	$ 43,926,192	$ 37,807,044
Reinvestment of distributions	233,544	53,535	2,312,872	746,046
Shares redeemed	(1,210,387)	(543,000)	(11,613,780)	(7,395,551)
Net increase (decrease)	3,341,254	2,245,083	$ 34,625,284	$ 31,157,539
Advisor Freedom 2040
Class A
Shares sold	22,907,802	19,155,475	$ 229,408,437	$ 285,070,394
Reinvestment of distributions	2,235,268	880,790	25,465,481	13,339,232
Shares redeemed	(11,591,220)	(6,437,466)	(118,053,909)	(95,274,858)
Net increase (decrease)	13,551,850	13,598,799	$ 136,820,009	$ 203,134,768
Class T
Shares sold	11,685,682	8,339,567	$ 115,123,107	$ 123,585,235
Reinvestment of distributions	1,168,582	596,272	13,493,008	9,006,999
Shares redeemed	(6,458,211)	(6,451,723)	(67,074,170)	(96,064,959)
Net increase (decrease)	6,396,053	2,484,116	$ 61,541,945	$ 36,527,275

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Class B
Shares sold	697,441	1,033,232	$ 7,381,584	$ 15,187,232
Reinvestment of distributions	205,367	108,535	2,471,340	1,628,020
Shares redeemed	(768,134)	(528,583)	(7,870,942)	(7,760,981)
Net increase (decrease)	134,674	613,184	$ 1,981,982	$ 9,054,271
Class C
Shares sold	1,430,154	1,171,341	$ 14,372,126	$ 17,304,375
Reinvestment of distributions	222,333	118,241	2,652,427	1,773,152
Shares redeemed	(1,186,886)	(943,498)	(11,203,689)	(13,863,706)
Net increase (decrease)	465,601	346,084	$ 5,820,864	$ 5,213,821
Institutional Class
Shares sold	5,128,738	2,783,889	$ 52,025,528	$ 41,634,833
Reinvestment of distributions	301,181	84,901	3,256,018	1,289,408
Shares redeemed	(1,363,335)	(761,479)	(14,118,456)	(11,355,666)
Net increase (decrease)	4,066,584	2,107,311	$ 41,163,090	$ 31,568,575
Advisor Freedom 2045
Class A
Shares sold	10,501,973	5,976,822	$ 79,738,869	$ 67,538,170
Reinvestment of distributions	402,720	66,457	3,193,824	771,955
Shares redeemed	(2,847,127)	(1,235,991)	(21,159,265)	(13,806,904)
Net increase (decrease)	8,057,566	4,807,288	$ 61,773,428	$ 54,503,221
Class T
Shares sold	2,641,382	1,134,327	$ 19,692,407	$ 12,786,797
Reinvestment of distributions	78,999	13,886	621,637	161,155
Shares redeemed	(760,540)	(317,499)	(5,831,312)	(3,582,304)
Net increase (decrease)	1,959,841	830,714	$ 14,482,732	$ 9,365,648
Class B
Shares sold	201,093	197,272	$ 1,704,203	$ 2,237,639
Reinvestment of distributions	11,604	2,563	99,161	29,677
Shares redeemed	(69,458)	(30,565)	(523,370)	(338,933)
Net increase (decrease)	143,239	169,270	$ 1,279,994	$ 1,928,383
Class C
Shares sold	340,192	215,629	$ 2,575,960	$ 2,436,801
Reinvestment of distributions	12,674	2,506	105,589	28,989
Shares redeemed	(81,675)	(42,119)	(587,757)	(465,838)
Net increase (decrease)	271,191	176,016	$ 2,093,792	$ 1,999,952
Institutional Class
Shares sold	1,743,476	707,070	$ 13,791,749	$ 8,153,318
Reinvestment of distributions	54,380	9,019	416,004	105,051
Shares redeemed	(376,442)	(136,245)	(3,079,340)	(1,544,477)
Net increase (decrease)	1,421,414	579,844	$ 11,128,413	$ 6,713,892
Advisor Freedom 2050
Class A
Shares sold	7,208,292	5,070,025	$ 52,190,277	$ 57,527,193
Reinvestment of distributions	338,127	71,419	2,729,949	828,089
Shares redeemed	(2,726,472)	(959,527)	(20,275,710)	(10,623,621)
Net increase (decrease)	4,819,947	4,181,917	$ 34,644,516	$ 47,731,661
Class T
Shares sold	3,043,075	1,657,861	$ 22,952,674	$ 18,728,257
Reinvestment of distributions	103,511	17,173	821,243	198,763
Shares redeemed	(874,640)	(523,844)	(6,429,499)	(5,932,648)
Net increase (decrease)	2,271,946	1,151,190	$ 17,344,418	$ 12,994,372
Class B
Shares sold	270,438	258,344	$ 2,159,352	$ 2,916,138
Reinvestment of distributions	16,859	3,848	143,208	44,456
Shares redeemed	(72,982)	(36,465)	(547,997)	(402,811)
Net increase (decrease)	214,315	225,727	$ 1,754,563	$ 2,557,783

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Class C
Shares sold	515,969	525,005	$ 3,934,942	$ 5,945,473
Reinvestment of distributions	25,508	5,664	214,919	65,337
Shares redeemed	(110,097)	(143,070)	(804,741)	(1,603,259)
Net increase (decrease)	431,380	387,599	$ 3,345,120	$ 4,407,551
Institutional Class
Shares sold	2,337,700	808,048	$ 17,484,042	$ 9,192,394
Reinvestment of distributions	72,013	8,828	526,754	102,543
Shares redeemed	(442,034)	(240,435)	(3,255,730)	(2,729,116)
Net increase (decrease)	1,967,679	576,441	$ 14,755,066	$ 6,565,821

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	46%
Fidelity Advisor High Income Advantage Fund	22%
Fidelity Advisor Large Cap Fund	60%
Fidelity Advisor Overseas Fund	46%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 161 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001
Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the Board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006) and Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (55)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/04/09	05/01/09	$.012	$
Class T	05/04/09	05/01/09	$.011	$
Class B	05/04/09	05/01/09	$.008	$
Class C	05/04/09	05/01/09	$.008	$
Fidelity Advisor Freedom 2005 Fund
Class A	05/18/09	05/15/09	$0.034	-
Class T	05/18/09	05/15/09	$0.029	-
Class B	05/18/09	05/15/09	$0.017	-
Class C	05/18/09	05/15/09	$0.018	-
Fidelity Advisor Freedom 2010 Fund
Class A	05/18/09	05/15/09	$0.035	-
Class T	05/18/09	05/15/09	$0.030	-
Class B	05/18/09	05/15/09	$0.018	-
Class C	05/18/09	05/15/09	$0.020	-
Fidelity Advisor Freedom 2015 Fund
Class A	05/18/09	05/15/09	$0.033	-
Class T	05/18/09	05/15/09	$0.028	-
Class B	05/18/09	05/15/09	$0.017	-
Class C	05/18/09	05/15/09	$0.018	-
Fidelity Advisor Freedom 2020 Fund
Class A	05/18/09	05/15/09	$0.027	-
Class T	05/18/09	05/15/09	$0.022	-
Class B	05/18/09	05/15/09	$0.012	-
Class C	05/18/09	05/15/09	$0.012	-
Fidelity Advisor Freedom 2025 Fund
Class A	05/18/09	05/15/09	$0.024	-
Class T	05/18/09	05/15/09	$0.020	-
Class B	05/18/09	05/15/09	$0.010	-
Class C	05/18/09	05/15/09	$0.011	-
Fidelity Advisor Freedom 2030 Fund
Class A	05/18/09	05/15/09	$0.014	$0.005
Class T	05/18/09	05/15/09	$0.01	$0.005
Class B	05/18/09	05/15/09	$0.00	$0.004
Class C	05/18/09	05/15/09	$0.00	$0.005
Fidelity Advisor Freedom 2035 Fund
Class A	05/18/09	05/15/09	$0.017	-
Class T	05/18/09	05/15/09	$0.012	-
Class B	05/18/09	05/15/09	$0.003	-
Class C	05/18/09	05/15/09	$0.004	-
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2040 Fund
Class A	05/18/09	05/15/09	$0.018	$0.00
Class T	05/18/09	05/15/09	$0.014	$0.00
Class B	05/18/09	05/15/09	$0.004	$0.00
Class C	05/18/09	05/15/09	$0.004	$0.00
Fidelity Advisor Freedom 2045 Fund
Class A	05/18/09	05/15/09	$0.014	-
Class T	05/18/09	05/15/09	$0.011	-
Class B	05/18/09	05/15/09	$0.003	-
Class C	05/18/09	05/15/09	$0.004	-
Fidelity Advisor Freedom 2050 Fund
Class A	05/18/09	05/15/09	$0.010	-
Class T	05/18/09	05/15/09	$0.007	-
Class B	05/18/09	05/15/09	$0.000	-
Class C	05/18/09	05/15/09	$0.000	-

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	2.8914%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2008	7%	8%	9%	9%
June 2008	7%	8%	10%	11%
July 2008	7%	8%	10%	10%
August 2008	7%	8%	9%	9%
September 2008	7%	8%	10%	10%
October 2008	7%	8%	10%	10%
November 2008	7%	8%	9%	9%
December 2008 (Ex-Date 12/05/08)	7%	8%	10%	10%
December 2008 (Ex-Date 12/26/08)	7%	8%	8%	8%
February 2009	1%	1%	1%	1%
March 2009	1%	1%	1%	1%
Fidelity Advisor Freedom 2005 Fund
May 2008	1%	1%	1%	1%
December 2008	14%	15%	19%	19%
Fidelity Advisor Freedom 2010 Fund
May 2008	1%	1%	1%	1%
December 2008	15%	16%	20%	19%
Fidelity Advisor Freedom 2015 Fund
May 2008	1%	1%	2%	2%
December 2008	16%	18%	22%	21%
Fidelity Advisor Freedom 2020 Fund
May 2008	2%	3%	6%	6%
December 2008	22%	23%	30%	29%
Fidelity Advisor Freedom 2025 Fund
May 2008	6%	8%	16%	16%
December 2008	24%	26%	33%	32%
Fidelity Advisor Freedom 2030 Fund
May 2008	8%	11%	0%	48%
December 2008	32%	35%	49%	47%
Fidelity Advisor Freedom 2035 Fund
May 2008	4%	6%	0%	0%
December 2008	35%	39%	53%	51%
Fidelity Advisor Freedom 2040 Fund
May 2008	9%	15%	0%	0%
December 2008	36%	41%	56%	55%
Fidelity Advisor Freedom 2045 Fund
May 2008	15%	21%	0%	0%
December 2008	36%	39%	55%	52%
Fidelity Advisor Freedom 2050 Fund
May 2008	6%	10%	0%	0%
December 2008	41%	45%	64%	62%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
April 2008	1%	1%	1%	1%
May 2008	8%	8%	10%	10%
June 2008	7%	9%	11%	11%
July 2008	8%	8%	11%	11%
August 2008	8%	8%	10%	10%
September 2008	8%	9%	11%	11%
October 2008	8%	8%	11%	11%
November 2008	8%	8%	9%	9%
December 2008 (Ex-Date 12/08/08)	8%	8%	11%	11%
December 2008 (Ex-Date 12/26/08)	8%	8%	8%	8%
February 2009	2%	2%	3%	3%
March 2009	2%	2%	3%	3%
Fidelity Advisor Freedom 2005 Fund
May 2008	2%	2%	2%	3%
December 2008	23%	25%	30%	30%
Fidelity Advisor Freedom 2010 Fund
May 2008	2%	2%	3%	3%
December 2008	25%	27%	33%	32%
Fidelity Advisor Freedom 2015 Fund
May 2008	2%	2%	3%	3%
December 2008	27%	29%	36%	35%
Fidelity Advisor Freedom 2020 Fund
May 2008	3%	4%	8%	8%
December 2008	36%	39%	49%	48%
Fidelity Advisor Freedom 2025 Fund
May 2008	11%	14%	25%	25%
December 2008	40%	44%	56%	54%
Fidelity Advisor Freedom 2030 Fund
May 2008	12%	17%	0%	72%
December 2008	53%	58%	80%	78%
Fidelity Advisor Freedom 2035 Fund
May 2008	5%	9%	0%	0%
December 2008	59%	65%	88%	85%
Fidelity Advisor Freedom 2040 Fund
May 2008	13%	21%	0%	0%
December 2008	60%	67%	92%	90%
Fidelity Advisor Freedom 2045 Fund
May 2008	24%	34%	0%	0%
December 2008	62%	67%	94%	89%
Fidelity Advisor Freedom 2050 Fund
May 2008	19%	30%	0%	0%
December 2008	75%	82%	100%	100%

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFF-UANN-0509
1.792134.105

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Institutional Class

Annual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Advisor Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-12.63%	0.29%	1.14%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-24.93%	-1.65%	-0.54%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-26.16%	-1.97%	-0.07%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-27.85%	-1.87%	-0.57%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-33.16%	-3.13%	-0.48%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-34.83%	-3.49%	-1.94%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-38.31%	-4.39%	-1.35%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-39.08%	-4.55%	-2.85%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Institutional Class	-40.24%	-4.83%	-1.53%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Life of fund A
Institutional Class	-40.81%	-14.68%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Life of fund A
Institutional Class	-42.01%	-15.32%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Freedom Funds

Management's Discussion of Fund Performance

Market Recap: Although an equity rally in the final weeks of the period seemed a welcome sight for beleaguered investors, most looked back on the year ending March 31, 2009, with little reason to smile amid ongoing concerns about slowing global growth and a virtual drying-up of credit availability. A massive flight to quality and away from risk defined the markets during the past year, and even the U.S. government's aggressive moves to unfreeze credit, stabilize the financial system and reignite the domestic economy did little to bring investors back into stocks until late in the period. The Standard & Poor's 500SM Index returned -38.09%, with none of its market sectors able to break into positive ground. The blue-chip Dow Jones Industrial AverageSM posted a mark of -35.94%, and the technology-laden NASDAQ Composite® Index saw a -32.29% return. International equities fared even worse, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - returning -46.42%. Investors' flight to quality also affected the fixed-income markets, with securities explicitly or implicitly backed by the U.S. government far outperforming those further out on the risk spectrum. Accordingly, the Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment grade debt universe - gained 3.13% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bill Index, posted a 1.31% annual return. High-yield bonds, however, suffered greatly from the flight to quality, with the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index returning -19.65%.

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: The Advisor Freedom Funds age-based portfolios all had negative absolute returns for the 12-month period. (For specific performance results, please refer to the performance section of this report.) These results mirrored those of the global capital markets, reflecting a period of extreme volatility and poor performance for virtually all asset classes except those secured in some way by the federal government. Accordingly, the shorter-dated and more conservatively positioned Funds - those with greater exposure to fixed-income securities - posted less-negative returns than the longer-dated and more aggressively positioned Funds, whose asset allocation is, by design, more tilted toward equities. In relative terms, however, all of the Funds underperformed their Composite indexes, mainly because of weak returns from the underlying mutual funds within our domestic equity and investment-grade bond allocations.

Note to shareholders: During the past year, four new underlying funds were added to the Advisor Freedom Funds structure. In the domestic equity allocation, we transitioned to two new funds dedicated strictly for use in Fidelity fund-of-funds products - Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund - which allows Jonathan and me to better control the funds' overall sector exposures. These additions replaced Fidelity Advisor Mid-Cap Fund and Fidelity Advisor Dividend Growth Fund. In the international equity space, we added Fidelity Series Emerging Markets Fund. In the investment-grade bond allocation, we added Fidelity Series Investment Grade Bond Fund - a dedicated fund-of-funds product that invests in investment-grade debt securities of all types - replacing Fidelity Advisor Intermediate Bond Fund and ultimately intended to replace Fidelity Advisor Government Income Fund. Fidelity Advisor Total Bond Fund is expected to be removed as an underlying fund over time. We consistently monitor the structure of the Advisor Freedom Funds' product line to ensure that our asset allocation approach is appropriate to current conditions and also so that we can more-effectively manage the risk/return characteristics of the product line.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 912.10	$ 1.19
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 910.80	$ 2.38
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 908.20	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 908.20	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 912.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 822.10	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 821.50	$ 2.27
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 819.60	$ 4.54
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 820.00	$ 4.54
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 823.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 812.00	$ 1.13
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 810.40	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 808.70	$ 4.51
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 809.30	$ 4.51
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 812.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 799.60	$ 1.12
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 799.10	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 797.40	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 796.70	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 800.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 757.60	$ 1.10
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 755.70	$ 2.19
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 754.40	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 753.50	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 758.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 743.30	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 742.50	$ 2.17
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 740.80	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 741.10	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 744.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 714.80	$ 1.07
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 714.00	$ 2.14
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 712.20	$ 4.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 712.30	$ 4.27
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 715.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 707.90	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 706.70	$ 2.13
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 704.90	$ 4.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 705.50	$ 4.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 708.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 697.90	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 696.90	$ 2.12
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 695.30	$ 4.23
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 694.60	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 699.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 693.70	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 691.90	$ 2.11
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 688.90	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 693.80	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 692.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 678.90	$ 1.05
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 680.10	$ 2.09
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class B	1.00%
Actual		$ 1,000.00	$ 677.00	$ 4.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 685.30	$ 4.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 683.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.7	1.2
Fidelity Advisor Equity Growth Fund Institutional Class	2.3	2.6
Fidelity Advisor Equity Income Fund Institutional Class	2.8	3.9
Fidelity Advisor Growth & Income Fund Institutional Class	3.5	3.4
Fidelity Advisor Large Cap Fund Institutional Class	2.8	3.3
Fidelity Advisor Small Cap Fund Institutional Class	1.0	0.9
Fidelity Series All-Sector Equity Fund	4.0	0.0
Fidelity Series Large Cap Value Fund	1.4	0.0
Fidelity Small Cap Opportunities Fund	0.9	0.8
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	2.0
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	1.4
	20.4	19.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	4.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.8	12.5
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.9	6.8
Fidelity Advisor Total Bond Fund Institutional Class	9.8	10.4
Fidelity Series Investment Grade Bond Fund	14.6	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.4
	35.1	35.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	20.2
Fidelity Institutional Money Market Portfolio Institutional Class	19.7	20.5
	39.5	40.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	39.5%

Six months ago
Domestic Equity Funds	19.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	40.7%

The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.4%
	Shares	Value
Domestic Equity Funds - 20.4%
Fidelity 100 Index Fund	460,156	$ 2,691,910
Fidelity Advisor Equity Growth Fund Institutional Class	111,046	3,708,932
Fidelity Advisor Equity Income Fund Institutional Class	308,285	4,528,703
Fidelity Advisor Growth & Income Fund Institutional Class	504,955	5,559,559
Fidelity Advisor Large Cap Fund Institutional Class	452,492	4,529,448
Fidelity Advisor Small Cap Fund Institutional Class	95,253	1,574,527
Fidelity Series All-Sector Equity Fund	776,219	6,465,901
Fidelity Series Large Cap Value Fund	267,663	2,253,726
Fidelity Small Cap Opportunities Fund	304,672	1,511,174
TOTAL EQUITY FUNDS (Cost $46,596,911)		32,823,880
Fixed-Income Funds - 40.1%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,531,219	8,084,835

	Shares	Value
Investment Grade Fixed-Income Funds - 35.1%
Fidelity Advisor Government Income Fund Institutional Class	555,712	$ 6,079,484
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,636,372	11,061,873
Fidelity Advisor Total Bond Fund Institutional Class	1,697,572	15,770,448
Fidelity Series Investment Grade Bond Fund	2,218,211	23,402,124
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		56,313,929
TOTAL FIXED-INCOME FUNDS (Cost $74,171,792)		64,398,764
Short-Term Funds - 39.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,650,165	31,756,433
Fidelity Institutional Money Market Portfolio Institutional Class	31,721,216	31,721,216
TOTAL SHORT-TERM FUNDS (Cost $65,618,496)		63,477,649
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $186,387,199)		$ 160,700,293
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 160,700,293	$ 160,700,293	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $3,435,419 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $186,387,199) - See accompanying schedule		$ 160,700,293
Receivable for investments sold		3,655,648
Receivable for fund shares sold		361,774
Distributions receivable from underlying funds		28,545
Total assets		164,746,260

Liabilities
Payable for investments purchased	$ 3,870,521
Payable for fund shares redeemed	181,860
Distribution fees payable	49,088
Total liabilities		4,101,469

Net Assets		$ 160,644,791
Net Assets consist of:
Paid in capital		$ 192,252,098
Undistributed net investment income		310,093
Accumulated undistributed net realized gain (loss) on investments		(6,230,494)
Net unrealized appreciation (depreciation) on investments		(25,686,906)
Net Assets		$ 160,644,791

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($93,865,476 ÷ 10,744,502 shares)		$ 8.74

Maximum offering price per share (100/94.25 of $8.74)		$ 9.27
Class T: Net Asset Value and redemption price per share ($42,674,675 ÷ 4,887,899 shares)		$ 8.73

Maximum offering price per share (100/96.50 of $8.73)		$ 9.05
Class B: Net Asset Value and offering price per share ($4,281,600 ÷ 490,828 shares)A		$ 8.72

Class C: Net Asset Value and offering price per share ($11,362,133 ÷ 1,302,934 shares)A		$ 8.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,460,907 ÷ 966,589 shares)		$ 8.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 5,472,681

Expenses
Distribution fees	$ 636,407
Independent trustees' compensation	664
Total expenses before reductions	637,071
Expense reductions	(664)	636,407
Net investment income (loss)		4,836,274
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,623,379)
Capital gain distributions from underlying funds	1,059,547	(4,563,832)
Change in net unrealized appreciation (depreciation) on underlying funds		(24,059,265)
Net gain (loss)		(28,623,097)
Net increase (decrease) in net assets resulting from operations		$ (23,786,823)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,836,274	$ 4,974,929
Net realized gain (loss)	(4,563,832)	904,108
Change in net unrealized appreciation (depreciation)	(24,059,265)	(4,555,179)
Net increase (decrease) in net assets resulting from operations	(23,786,823)	1,323,858
Distributions to shareholders from net investment income	(4,951,780)	(4,882,484)
Distributions to shareholders from net realized gain	(1,910,005)	(774,653)
Total distributions	(6,861,785)	(5,657,137)
Share transactions - net increase (decrease)	29,566,421	55,528,124
Total increase (decrease) in net assets	(1,082,187)	51,194,845

Net Assets
Beginning of period	161,726,978	110,532,133
End of period (including undistributed net investment income of $310,093 and $425,599, respectively)	$ 160,644,791	$ 161,726,978

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Income from Investment Operations
Net investment income (loss) C	.29	.40	.36	.29	.20
Net realized and unrealized gain (loss)	(1.60)	(.21)	.29	.23	(.10)
Total from investment operations	(1.31)	.19	.65	.52	.10
Distributions from net investment income	(.30)	(.40)	(.35)	(.27)	(.19)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.41)	(.47) G	(.43)	(.30) F	(.20)
Net asset value, end of period	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Total Return A, B	(12.78)%	1.73%	6.38%	5.12%	.99%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	3.03%	3.77%	3.46%	2.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,865	$ 87,469	$ 49,721	$ 18,524	$ 10,120
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

G Total distributions of $.469 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.27	.38	.34	.27	.18
Net realized and unrealized gain (loss)	(1.61)	(.22)	.29	.22	(.10)
Total from investment operations	(1.34)	.16	.63	.49	.08
Distributions from net investment income	(.27)	(.38)	(.33)	(.24)	(.16)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.38)	(.44) F	(.41)	(.28)	(.17)
Net asset value, end of period	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Total Return A, B	(13.03)%	1.48%	6.11%	4.78%	.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.78%	3.52%	3.21%	2.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,675	$ 44,882	$ 39,739	$ 32,469	$ 29,013
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.443 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.44	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	(1.60)	(.21)	.28	.21	(.10)
Total from investment operations	(1.38)	.11	.57	.43	.02
Distributions from net investment income	(.23)	(.32)	(.27)	(.19)	(.10)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.34)	(.39) G	(.35)	(.22) F	(.11)
Net asset value, end of period	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Total Return A, B	(13.48)%	.97%	5.57%	4.27%	.23%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,282	$ 5,539	$ 4,993	$ 4,873	$ 4,454
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.388 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Income from Investment Operations
Net investment income (loss) C	.22	.32	.29	.22	.12
Net realized and unrealized gain (loss)	(1.60)	(.21)	.27	.22	(.09)
Total from investment operations	(1.38)	.11	.56	.44	.03
Distributions from net investment income	(.22)	(.32)	(.27)	(.19)	(.11)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.33)	(.39) G	(.35)	(.22) F	(.12)
Net asset value, end of period	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Total Return A, B	(13.41)%	.97%	5.48%	4.37%	.24%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.28%	3.02%	2.71%	2.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,362	$ 14,718	$ 13,279	$ 13,678	$ 14,097
Portfolio turnover rate	44%	56%	38%	21%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.389 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Income from Investment Operations
Net investment income (loss) B	.31	.43	.39	.32	.23
Net realized and unrealized gain (loss)	(1.61)	(.21)	.30	.23	(.11)
Total from investment operations	(1.30)	.22	.69	.55	.12
Distributions from net investment income	(.32)	(.43)	(.38)	(.29)	(.21)
Distributions from net realized gain	(.11)	(.07)	(.08)	(.04)	(.01)
Total distributions	(.43)	(.50) E	(.46)	(.33)	(.22)
Net asset value, end of period	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Total Return A	(12.63)%	2.00%	6.72%	5.39%	1.21%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	3.28%	4.02%	3.71%	3.08%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,461	$ 9,119	$ 2,800	$ 1,134	$ 626
Portfolio turnover rate	44%	56%	38%	21%	18%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.498 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.2	2.2
Fidelity Advisor Equity Growth Fund Institutional Class	4.4	5.0
Fidelity Advisor Equity Income Fund Institutional Class	5.3	7.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.5
Fidelity Advisor Large Cap Fund Institutional Class	5.3	6.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.7
Fidelity Series All-Sector Equity Fund	7.6	0.0
Fidelity Series Large Cap Value Fund	2.6	0.0
Fidelity Small Cap Opportunities Fund	1.8	1.6
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	4.1
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	2.9
	38.6	37.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.0	4.1
Fidelity Advisor Overseas Fund Institutional Class	4.0	4.1
Fidelity Series Emerging Markets Fund	0.2	0.0
	8.2	8.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	4.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.4	11.9
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	6.7
Fidelity Advisor Total Bond Fund Institutional Class	9.5	10.7
Fidelity Series Investment Grade Bond Fund	13.5	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.4
	33.0	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	7.6	7.2
Fidelity Institutional Money Market Portfolio Institutional Class	7.6	7.4
	15.2	14.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.6%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.0%
Short-Term Funds	15.2%

Six months ago
Domestic Equity Funds	37.8%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	34.7%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	37.7%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.8%
	Shares	Value
Domestic Equity Funds - 38.6%
Fidelity 100 Index Fund	663,071	$ 3,878,966
Fidelity Advisor Equity Growth Fund Institutional Class	159,528	5,328,228
Fidelity Advisor Equity Income Fund Institutional Class	442,230	6,496,355
Fidelity Advisor Growth & Income Fund Institutional Class	723,841	7,969,487
Fidelity Advisor Large Cap Fund Institutional Class	649,070	6,497,192
Fidelity Advisor Small Cap Fund Institutional Class	137,637	2,275,132
Fidelity Series All-Sector Equity Fund	1,114,346	9,282,502
Fidelity Series Large Cap Value Fund	381,338	3,210,863
Fidelity Small Cap Opportunities Fund	434,311	2,154,184
TOTAL DOMESTIC EQUITY FUNDS		47,092,909
International Equity Funds - 8.2%
Fidelity Advisor Diversified International Fund Institutional Class	479,128	4,877,518
Fidelity Advisor Overseas Fund Institutional Class	430,119	4,864,645
Fidelity Series Emerging Markets Fund	19,314	197,777
TOTAL INTERNATIONAL EQUITY FUNDS		9,939,940
TOTAL EQUITY FUNDS (Cost $86,877,855)		57,032,849
Fixed-Income Funds - 38.0%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,160,157	$ 6,125,630
Investment Grade Fixed-Income Funds - 33.0%
Fidelity Advisor Government Income Fund Institutional Class	383,573	4,196,289
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,183,435	8,000,021
Fidelity Advisor Total Bond Fund Institutional Class	1,243,528	11,552,376
Fidelity Series Investment Grade Bond Fund	1,558,090	16,437,854
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		40,186,540
TOTAL FIXED-INCOME FUNDS (Cost $54,403,435)		46,312,170
Short-Term Funds - 15.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,062,765	9,246,053
Fidelity Institutional Money Market Portfolio Institutional Class	9,237,286	9,237,286
TOTAL SHORT-TERM FUNDS (Cost $19,053,482)		18,483,339
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $160,334,772)		$ 121,828,358
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 121,828,358	$ 121,828,358	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $6,282,292 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $1,503,730 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $160,334,772) - See accompanying schedule		$ 121,828,358
Cash		2
Receivable for investments sold		3,591,788
Receivable for fund shares sold		156,389
Distributions receivable from underlying funds		21,940
Total assets		125,598,477

Liabilities
Payable for investments purchased	$ 3,659,428
Payable for fund shares redeemed	112,195
Distribution fees payable	31,298
Total liabilities		3,802,921

Net Assets		$ 121,795,556
Net Assets consist of:
Paid in capital		$ 171,230,314
Undistributed net investment income		468,016
Accumulated undistributed net realized gain (loss) on investments		(11,396,360)
Net unrealized appreciation (depreciation) on investments		(38,506,414)
Net Assets		$ 121,795,556

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($88,593,317 ÷ 10,936,147 shares)		$ 8.10

Maximum offering price per share (100/94.25 of $8.10)		$ 8.59
Class T: Net Asset Value and redemption price per share ($14,436,524 ÷ 1,782,097 shares)		$ 8.10

Maximum offering price per share (100/96.50 of $8.10)		$ 8.39
Class B: Net Asset Value and offering price per share ($2,692,361 ÷ 332,781 shares)A		$ 8.09

Class C: Net Asset Value and offering price per share ($6,760,800 ÷ 837,078 shares)A		$ 8.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,312,554 ÷ 1,144,113 shares)		$ 8.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 4,160,965

Expenses
Distribution fees	$ 458,758
Independent trustees' compensation	562
Total expenses before reductions	459,320
Expense reductions	(562)	458,758
Net investment income (loss)		3,702,207
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,646,993)
Capital gain distributions from underlying funds	885,376	(9,761,617)
Change in net unrealized appreciation (depreciation) on underlying funds		(34,653,868)
Net gain (loss)		(44,415,485)
Net increase (decrease) in net assets resulting from operations		$ (40,713,278)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,702,207	$ 2,900,937
Net realized gain (loss)	(9,761,617)	2,850,140
Change in net unrealized appreciation (depreciation)	(34,653,868)	(8,225,598)
Net increase (decrease) in net assets resulting from operations	(40,713,278)	(2,474,521)
Distributions to shareholders from net investment income	(3,863,581)	(2,559,208)
Distributions to shareholders from net realized gain	(3,059,864)	(1,386,548)
Total distributions	(6,923,445)	(3,945,756)
Share transactions - net increase (decrease)	25,066,869	64,573,415
Total increase (decrease) in net assets	(22,569,854)	58,153,138

Net Assets
Beginning of period	144,365,410	86,212,272
End of period (including undistributed net investment income of $468,016 and undistributed net investment income of $635,370, respectively)	$ 121,795,556	$ 144,365,410

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Income from Investment Operations
Net investment income (loss) C	.27	.33	.28	.25	.22
Net realized and unrealized gain (loss)	(3.06)	(.34)	.63	.76	.03
Total from investment operations	(2.79)	(.01)	.91	1.01	.25
Distributions from net investment income	(.28)	(.26)	(.23)	(.20)	(.17)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.51)	(.42)	(.41)	(.25)	(.17)
Net asset value, end of period	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Total Return A, B	(25.09)%	(.23)%	8.21%	9.63%	2.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.75%	2.74%	2.49%	2.25%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,593	$ 98,483	$ 49,418	$ 16,194	$ 5,970
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.25	.30	.25	.22	.20
Net realized and unrealized gain (loss)	(3.06)	(.33)	.63	.75	.03
Total from investment operations	(2.81)	(.03)	.88	.97	.23
Distributions from net investment income	(.25)	(.23)	(.20)	(.17)	(.14)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.48)	(.39)	(.38)	(.22)	(.15) G
Net asset value, end of period	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Total Return A, B	(25.27)%	(.44)%	7.95%	9.31%	2.17%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	2.50%	2.49%	2.24%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,437	$ 20,837	$ 20,289	$ 13,906	$ 7,977
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) C	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	(3.06)	(.33)	.62	.76	.03
Total from investment operations	(2.86)	(.09)	.82	.92	.17
Distributions from net investment income	(.19)	(.16)	(.14)	(.12)	(.11)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.42)	(.32)	(.32)	(.17)	(.11)
Net asset value, end of period	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Total Return A, B	(25.69)%	(.89)%	7.40%	8.80%	1.64%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,692	$ 4,348	$ 3,974	$ 3,835	$ 2,747
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Income from Investment Operations
Net investment income (loss) C	.20	.24	.20	.16	.14
Net realized and unrealized gain (loss)	(3.04)	(.33)	.62	.75	.04
Total from investment operations	(2.84)	(.09)	.82	.91	.18
Distributions from net investment income	(.19)	(.17)	(.15)	(.12)	(.12)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- F
Total distributions	(.42)	(.33)	(.33)	(.17)	(.12)
Net asset value, end of period	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Total Return A, B	(25.61)%	(.91)%	7.36%	8.74%	1.74%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.00%	1.99%	1.74%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,761	$ 11,052	$ 9,107	$ 7,637	$ 5,655
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Income from Investment Operations
Net investment income (loss) B	.29	.35	.31	.28	.25
Net realized and unrealized gain (loss)	(3.07)	(.32)	.62	.76	.04
Total from investment operations	(2.78)	.03	.93	1.04	.29
Distributions from net investment income	(.31)	(.28)	(.25)	(.22)	(.18)
Distributions from net realized gain	(.23)	(.16)	(.18)	(.05)	- E
Total distributions	(.54)	(.44)	(.43)	(.27)	(.18)
Net asset value, end of period	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Total Return A	(24.93)%	.12%	8.37%	9.92%	2.79%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	3.00%	2.99%	2.74%	2.50%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,313	$ 9,645	$ 3,424	$ 1,376	$ 651
Portfolio turnover rate	54%	30%	30%	34%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.8	2.3
Fidelity Advisor Equity Growth Fund Institutional Class	4.9	5.1
Fidelity Advisor Equity Income Fund Institutional Class	6.5	7.7
Fidelity Advisor Growth & Income Fund Institutional Class	6.9	6.7
Fidelity Advisor Large Cap Fund Institutional Class	6.1	6.6
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.8
Fidelity Series All-Sector Equity Fund	8.2	0.0
Fidelity Series Large Cap Value Fund	1.8	0.0
Fidelity Small Cap Opportunities Fund	1.7	1.6
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	4.2
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	3.0
	40.8	39.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.9	4.7
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.8
Fidelity Series Emerging Markets Fund	0.1	0.0
	9.8	9.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	4.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.5	12.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	6.8
Fidelity Advisor Total Bond Fund Institutional Class	10.9	11.1
Fidelity Series Investment Grade Bond Fund	12.0	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.7
	34.2	36.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	5.2
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.6
	10.3	10.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.8%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	39.0%
International Equity Funds	9.5%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	36.0%
Short-Term Funds	10.8%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.6%
	Shares	Value
Domestic Equity Funds - 40.8%
Fidelity 100 Index Fund	2,854,812	$ 16,700,651
Fidelity Advisor Equity Growth Fund Institutional Class	881,119	29,429,374
Fidelity Advisor Equity Income Fund Institutional Class	2,664,644	39,143,626
Fidelity Advisor Growth & Income Fund Institutional Class	3,771,422	41,523,352
Fidelity Advisor Large Cap Fund Institutional Class	3,687,687	36,913,749
Fidelity Advisor Small Cap Fund Institutional Class	681,395	11,263,459
Fidelity Series All-Sector Equity Fund	5,905,488	49,192,718
Fidelity Series Large Cap Value Fund	1,313,595	11,060,468
Fidelity Small Cap Opportunities Fund	2,131,175	10,570,630
TOTAL DOMESTIC EQUITY FUNDS		245,798,027
International Equity Funds - 9.8%
Fidelity Advisor Diversified International Fund Institutional Class	2,870,419	29,220,863
Fidelity Advisor Overseas Fund Institutional Class	2,582,172	29,204,360
Fidelity Series Emerging Markets Fund	64,470	660,178
TOTAL INTERNATIONAL EQUITY FUNDS		59,085,401
TOTAL EQUITY FUNDS (Cost $463,755,137)		304,883,428
Fixed-Income Funds - 39.1%
	Shares	Value
High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,639,655	$ 29,777,376
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Advisor Government Income Fund Institutional Class	2,485,827	27,194,950
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,099,996	41,235,974
Fidelity Advisor Total Bond Fund Institutional Class	7,067,164	65,653,958
Fidelity Series Investment Grade Bond Fund	6,823,484	71,987,753
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		206,072,635
TOTAL FIXED-INCOME FUNDS (Cost $277,507,340)		235,850,011
Short-Term Funds - 10.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,544,968	30,841,219
Fidelity Institutional Money Market Portfolio Institutional Class	30,948,455	30,948,455
TOTAL SHORT-TERM FUNDS (Cost $63,964,756)		61,789,674
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $805,227,233)		$ 602,523,113
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 602,523,113	$ 602,523,113	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $30,891,938 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $9,687,732 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $805,227,233) - See accompanying schedule		$ 602,523,113
Receivable for investments sold		1,341,839
Receivable for fund shares sold		675,973
Distributions receivable from underlying funds		116,367
Total assets		604,657,292

Liabilities
Payable for investments purchased	$ 31,410
Payable for fund shares redeemed	2,189,466
Distribution fees payable	180,410
Total liabilities		2,401,286

Net Assets		$ 602,256,006
Net Assets consist of:
Paid in capital		$ 852,357,193
Undistributed net investment income		2,254,710
Accumulated undistributed net realized gain (loss) on investments		(49,651,777)
Net unrealized appreciation (depreciation) on investments		(202,704,120)
Net Assets		$ 602,256,006

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($339,202,751 ÷ 41,411,158 shares)		$ 8.19

Maximum offering price per share (100/94.25 of $8.19)		$ 8.69
Class T: Net Asset Value and redemption price per share ($163,841,886 ÷ 20,073,789 shares)		$ 8.16

Maximum offering price per share (100/96.50 of $8.16)		$ 8.46
Class B: Net Asset Value and offering price per share ($19,950,121 ÷ 2,446,968 shares)A		$ 8.15

Class C: Net Asset Value and offering price per share ($37,523,834 ÷ 4,617,990 shares)A		$ 8.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,737,414 ÷ 5,077,730 shares)		$ 8.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 21,076,471

Expenses
Distribution fees	$ 2,684,813
Independent trustees' compensation	2,823
Total expenses before reductions	2,687,636
Expense reductions	(2,823)	2,684,813
Net investment income (loss)		18,391,658
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(48,788,872)
Capital gain distributions from underlying funds	4,618,635	(44,170,237)
Change in net unrealized appreciation (depreciation) on underlying funds		(194,782,235)
Net gain (loss)		(238,952,472)
Net increase (decrease) in net assets resulting from operations		$ (220,560,814)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,391,658	$ 16,197,215
Net realized gain (loss)	(44,170,237)	18,655,472
Change in net unrealized appreciation (depreciation)	(194,782,235)	(43,687,591)
Net increase (decrease) in net assets resulting from operations	(220,560,814)	(8,834,904)
Distributions to shareholders from net investment income	(18,945,686)	(15,296,262)
Distributions to shareholders from net realized gain	(19,419,546)	(9,299,886)
Total distributions	(38,365,232)	(24,596,148)
Share transactions - net increase (decrease)	134,895,498	212,322,173
Total increase (decrease) in net assets	(124,030,548)	178,891,121

Net Assets
Beginning of period	726,286,554	547,395,433
End of period (including undistributed net investment income of $2,254,710 and undistributed net investment income of $2,813,532, respectively)	$ 602,256,006	$ 726,286,554

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Income from Investment Operations
Net investment income (loss) C	.27	.33	.29	.25	.23
Net realized and unrealized gain (loss)	(3.28)	(.34)	.66	.80	.04
Total from investment operations	(3.01)	(.01)	.95	1.05	.27
Distributions from net investment income	(.28)	(.30)	(.26)	(.22)	(.18)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.58)	(.49)	(.46)	(.27) G	(.18)
Net asset value, end of period	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Total Return A, B	(26.36)%	(.27)%	8.22%	9.65%	2.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.77%	2.66%	2.43%	2.23%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,203	$ 377,118	$ 248,500	$ 146,593	$ 74,013
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Income from Investment Operations
Net investment income (loss) C	.25	.30	.26	.22	.20
Net realized and unrealized gain (loss)	(3.28)	(.34)	.66	.80	.04
Total from investment operations	(3.03)	(.04)	.92	1.02	.24
Distributions from net investment income	(.25)	(.27)	(.23)	(.19)	(.17)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.55)	(.46)	(.43)	(.24) G	(.17)
Net asset value, end of period	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Total Return A, B	(26.57)%	(.52)%	8.00%	9.42%	2.18%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.52%	2.41%	2.18%	1.98%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,842	$ 216,732	$ 194,563	$ 143,012	$ 94,744
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Income from Investment Operations
Net investment income (loss) C	.20	.24	.20	.17	.15
Net realized and unrealized gain (loss)	(3.26)	(.35)	.66	.79	.04
Total from investment operations	(3.06)	(.11)	.86	.96	.19
Distributions from net investment income	(.19)	(.20)	(.17)	(.13)	(.12)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.49)	(.39)	(.37)	(.19)	(.12)
Net asset value, end of period	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Total Return A, B	(26.92)%	(1.04)%	7.47%	8.83%	1.72%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.03%	1.91%	1.68%	1.48%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,950	$ 34,137	$ 34,834	$ 33,404	$ 27,098
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Income from Investment Operations
Net investment income (loss) C	.20	.23	.20	.17	.15
Net realized and unrealized gain (loss)	(3.25)	(.33)	.66	.78	.04
Total from investment operations	(3.05)	(.10)	.86	.95	.19
Distributions from net investment income	(.19)	(.21)	(.18)	(.14)	(.13)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- F
Total distributions	(.49)	(.40)	(.38)	(.19) G	(.13)
Net asset value, end of period	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Total Return A, B	(26.88)%	(.97)%	7.45%	8.78%	1.72%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	2.02%	1.91%	1.68%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,524	$ 58,378	$ 47,918	$ 38,882	$ 27,668
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Income from Investment Operations
Net investment income (loss) B	.30	.36	.32	.28	.26
Net realized and unrealized gain (loss)	(3.30)	(.34)	.67	.80	.05
Total from investment operations	(3.00)	.02	.99	1.08	.31
Distributions from net investment income	(.30)	(.33)	(.29)	(.24)	(.20)
Distributions from net realized gain	(.30)	(.19)	(.20)	(.06)	- E
Total distributions	(.60)	(.52)	(.49)	(.29) G	(.21) F
Net asset value, end of period	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Total Return A	(26.16)%	(.05)%	8.52%	9.94%	2.80%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	3.02%	2.91%	2.68%	2.48%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,737	$ 39,922	$ 21,580	$ 11,038	$ 5,538
Portfolio turnover rate	44%	15%	22%	7%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share.

G Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.0	2.6
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	5.6
Fidelity Advisor Equity Income Fund Institutional Class	6.8	8.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.2	7.2
Fidelity Advisor Large Cap Fund Institutional Class	6.4	7.2
Fidelity Advisor Small Cap Fund Institutional Class	2.0	1.9
Fidelity Series All-Sector Equity Fund	8.5	0.0
Fidelity Series Large Cap Value Fund	2.1	0.0
Fidelity Small Cap Opportunities Fund	1.9	1.7
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	4.5
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	3.2
	43.0	42.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.1	5.1
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.1
Fidelity Series Emerging Markets Fund	0.1	0.0
	10.3	10.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.3	5.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	4.6	11.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	6.5
Fidelity Advisor Total Bond Fund Institutional Class	10.6	10.6
Fidelity Series Investment Grade Bond Fund	11.7	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	5.4
	33.5	34.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.0	3.9
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	4.3
	7.9	8.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	43.0%
International Equity Funds	10.3%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	7.9%

Six months ago
Domestic Equity Funds	42.2%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.2%
Short-Term Funds	8.2%

Expected
Domestic Equity Funds	41.7%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	8.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.3%
	Shares	Value
Domestic Equity Funds - 43.0%
Fidelity 100 Index Fund	4,006,999	$ 23,440,942
Fidelity Advisor Equity Growth Fund Institutional Class	1,212,424	40,494,946
Fidelity Advisor Equity Income Fund Institutional Class	3,677,768	54,026,405
Fidelity Advisor Growth & Income Fund Institutional Class	5,206,764	57,326,470
Fidelity Advisor Large Cap Fund Institutional Class	5,098,917	51,040,162
Fidelity Advisor Small Cap Fund Institutional Class	950,486	15,711,526
Fidelity Series All-Sector Equity Fund	8,075,701	67,270,593
Fidelity Series Large Cap Value Fund	1,964,781	16,543,455
Fidelity Small Cap Opportunities Fund	2,984,038	14,800,827
TOTAL DOMESTIC EQUITY FUNDS		340,655,326
International Equity Funds - 10.3%
Fidelity Advisor Diversified International Fund Institutional Class	3,981,289	40,529,524
Fidelity Advisor Overseas Fund Institutional Class	3,596,904	40,680,979
Fidelity Series Emerging Markets Fund	86,016	880,806
TOTAL INTERNATIONAL EQUITY FUNDS		82,091,309
TOTAL EQUITY FUNDS (Cost $654,348,756)		422,746,635
Fixed-Income Funds - 38.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,952,199	$ 41,987,611
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Advisor Government Income Fund Institutional Class	3,332,052	36,452,645
Fidelity Advisor Strategic Real Return Fund Institutional Class	7,723,594	52,211,497
Fidelity Advisor Total Bond Fund Institutional Class	9,061,286	84,179,344
Fidelity Series Investment Grade Bond Fund	8,789,584	92,730,113
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		265,573,599
TOTAL FIXED-INCOME FUNDS (Cost $362,422,401)		307,561,210
Short-Term Funds - 7.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,603,606	31,351,376
Fidelity Institutional Money Market Portfolio Institutional Class	31,311,972	31,311,972
TOTAL SHORT-TERM FUNDS (Cost $64,679,727)		62,663,348
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,081,450,884)		$ 792,971,193
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 792,971,193	$ 792,971,193	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $42,415,853 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $1,081,450,884) - See accompanying schedule		$ 792,971,193
Cash		4,994
Receivable for investments sold		456,911
Receivable for fund shares sold		1,053,090
Distributions receivable from underlying funds		144,019
Total assets		794,630,207

Liabilities
Payable for investments purchased	$ 12,699
Payable for fund shares redeemed	1,648,493
Distribution fees payable	221,629
Total liabilities		1,882,821

Net Assets		$ 792,747,386
Net Assets consist of:
Paid in capital		$ 1,133,325,043
Undistributed net investment income		2,914,856
Accumulated undistributed net realized gain (loss) on investments		(55,012,822)
Net unrealized appreciation (depreciation) on investments		(288,479,691)
Net Assets		$ 792,747,386

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($477,640,887 ÷ 59,334,759 shares)		$ 8.05

Maximum offering price per share (100/94.25 of $8.05)		$ 8.54
Class T: Net Asset Value and redemption price per share ($162,438,694 ÷ 20,209,031 shares)		$ 8.04

Maximum offering price per share (100/96.50 of $8.04)		$ 8.33
Class B: Net Asset Value and offering price per share ($27,727,171 ÷ 3,458,805 shares)A		$ 8.02

Class C: Net Asset Value and offering price per share ($46,942,284 ÷ 5,865,907 shares)A		$ 8.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,998,350 ÷ 9,635,447 shares)		$ 8.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 26,011,453

Expenses
Distribution fees	$ 3,187,596
Independent trustees' compensation	3,560
Total expenses before reductions	3,191,156
Expense reductions	(3,560)	3,187,596
Net investment income (loss)		22,823,857
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,791,443)
Capital gain distributions from underlying funds	5,674,710	(49,116,733)
Change in net unrealized appreciation (depreciation) on underlying funds		(268,311,878)
Net gain (loss)		(317,428,611)
Net increase (decrease) in net assets resulting from operations		$ (294,604,754)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,823,857	$ 17,645,404
Net realized gain (loss)	(49,116,733)	25,512,187
Change in net unrealized appreciation (depreciation)	(268,311,878)	(59,466,789)
Net increase (decrease) in net assets resulting from operations	(294,604,754)	(16,309,198)
Distributions to shareholders from net investment income	(22,943,550)	(15,992,861)
Distributions to shareholders from net realized gain	(26,245,848)	(13,493,586)
Total distributions	(49,189,398)	(29,486,447)
Share transactions - net increase (decrease)	236,884,136	329,823,067
Total increase (decrease) in net assets	(106,910,016)	284,027,422

Net Assets
Beginning of period	899,657,402	615,629,980
End of period (including undistributed net investment income of $2,914,856 and undistributed net investment income of $3,034,550, respectively)	$ 792,747,386	$ 899,657,402

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.26	.31	.26	.22	.21
Net realized and unrealized gain (loss)	(3.47)	(.35)	.74	1.07	.13
Total from investment operations	(3.21)	(.04)	1.00	1.29	.34
Distributions from net investment income	(.26)	(.27)	(.23)	(.16)	(.14)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.59) H	(.51) G	(.44)	(.22)	(.14)
Net asset value, end of period	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Total Return A, B	(28.01)%	(.53)%	8.56%	12.12%	3.22%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.69%	2.46%	2.21%	1.93%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 477,641	$ 517,888	$ 291,783	$ 128,241	$ 45,028
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.511 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

H Total distributions of $.587 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.24	.28	.23	.19	.19
Net realized and unrealized gain (loss)	(3.46)	(.36)	.75	1.06	.13
Total from investment operations	(3.22)	(.08)	.98	1.25	.32
Distributions from net investment income	(.23)	(.23)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.56) H	(.48) G	(.41)	(.20)	(.13)
Net asset value, end of period	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Total Return A, B	(28.13)%	(.89)%	8.40%	11.71%	3.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.44%	2.21%	1.96%	1.68%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,439	$ 203,822	$ 186,106	$ 125,323	$ 55,945
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.476 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

H Total distributions of $.559 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	(3.44)	(.36)	.74	1.06	.13
Total from investment operations	(3.25)	(.15)	.91	1.19	.26
Distributions from net investment income	(.17)	(.17)	(.14)	(.09)	(.09)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.50) H	(.41) G	(.35)	(.15)	(.09)
Net asset value, end of period	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Total Return A, B	(28.47)%	(1.37)%	7.83%	11.17%	2.49%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,727	$ 43,608	$ 41,424	$ 33,633	$ 18,813
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.414 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

H Total distributions of $.498 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.19	.21	.17	.13	.13
Net realized and unrealized gain (loss)	(3.45)	(.35)	.74	1.06	.13
Total from investment operations	(3.26)	(.14)	.91	1.19	.26
Distributions from net investment income	(.18)	(.18)	(.15)	(.09)	(.09)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- F
Total distributions	(.50) H	(.42) G	(.36)	(.15)	(.09)
Net asset value, end of period	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Total Return A, B	(28.53)%	(1.34)%	7.81%	11.19%	2.47%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.94%	1.71%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,942	$ 65,543	$ 56,686	$ 35,656	$ 18,926
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.418 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

H Total distributions of $.504 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Income from Investment Operations
Net investment income (loss) B	.29	.34	.29	.25	.24
Net realized and unrealized gain (loss)	(3.50)	(.36)	.75	1.07	.13
Total from investment operations	(3.21)	(.02)	1.04	1.32	.37
Distributions from net investment income	(.29)	(.29)	(.25)	(.18)	(.15)
Distributions from net realized gain	(.33)	(.24)	(.21)	(.06)	- E
Total distributions	(.61) G	(.54) F	(.46)	(.24)	(.15)
Net asset value, end of period	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Total Return A	(27.85)%	(.42)%	8.90%	12.36%	3.52%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.94%	2.71%	2.46%	2.18%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,998	$ 68,797	$ 39,631	$ 26,886	$ 12,861
Portfolio turnover rate	36%	13%	11%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.536 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.611 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.5	3.3
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.9
Fidelity Advisor Equity Income Fund Institutional Class	8.4	10.2
Fidelity Advisor Growth & Income Fund Institutional Class	8.9	8.9
Fidelity Advisor Large Cap Fund Institutional Class	7.9	8.9
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.3
Fidelity Series All-Sector Equity Fund	10.2	0.0
Fidelity Series Large Cap Value Fund	2.5	0.0
Fidelity Small Cap Opportunities Fund	2.3	2.3
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	5.6
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.0
	52.4	52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.2	6.3
Fidelity Advisor Overseas Fund Institutional Class	6.2	6.3
Fidelity Series Emerging Markets Fund	0.2	0.0
	12.6	12.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.1	7.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	3.6	9.0
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.1	5.1
Fidelity Advisor Total Bond Fund Institutional Class	8.5	8.4
Fidelity Series Investment Grade Bond Fund	9.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	4.3
	26.5	26.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.7	0.6
Fidelity Institutional Money Market Portfolio Institutional Class	0.7	0.6
	1.4	1.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds	52.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	7.0%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	1.2%

Expected
Domestic Equity Funds	51.1%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.0%
	Shares	Value
Domestic Equity Funds - 52.4%
Fidelity 100 Index Fund	7,337,103	$ 42,922,053
Fidelity Advisor Equity Growth Fund Institutional Class	2,336,967	78,054,698
Fidelity Advisor Equity Income Fund Institutional Class	7,150,538	105,041,407
Fidelity Advisor Growth & Income Fund Institutional Class	10,006,789	110,174,748
Fidelity Advisor Large Cap Fund Institutional Class	9,829,895	98,397,247
Fidelity Advisor Small Cap Fund Institutional Class	1,821,080	30,102,459
Fidelity Series All-Sector Equity Fund	15,159,242	126,276,486
Fidelity Series Large Cap Value Fund	3,748,140	31,559,340
Fidelity Small Cap Opportunities Fund	5,715,642	28,349,582
TOTAL DOMESTIC EQUITY FUNDS		650,878,020
International Equity Funds - 12.6%
Fidelity Advisor Diversified International Fund Institutional Class	7,619,817	77,569,736
Fidelity Advisor Overseas Fund Institutional Class	6,867,540	77,671,880
Fidelity Series Emerging Markets Fund	203,822	2,087,139
TOTAL INTERNATIONAL EQUITY FUNDS		157,328,755
TOTAL EQUITY FUNDS (Cost $1,251,397,356)		808,206,775
Fixed-Income Funds - 33.6%
	Shares	Value
High Yield Fixed-Income Funds - 7.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,737,345	$ 88,373,183
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Advisor Government Income Fund Institutional Class	4,071,912	44,546,718
Fidelity Advisor Strategic Real Return Fund Institutional Class	9,449,109	63,875,979
Fidelity Advisor Total Bond Fund Institutional Class	11,311,418	105,083,077
Fidelity Series Investment Grade Bond Fund	10,944,357	115,462,966
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		328,968,740
TOTAL FIXED-INCOME FUNDS (Cost $511,194,215)		417,341,923
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	986,284	8,580,675
Fidelity Institutional Money Market Portfolio Institutional Class	8,572,409	8,572,409
TOTAL SHORT-TERM FUNDS (Cost $17,597,032)		17,153,084
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,780,188,603)		$ 1,242,701,782
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,242,701,782	$ 1,242,701,782	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $85,005,141 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $12,661,963 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,780,188,603) - See accompanying schedule		$ 1,242,701,782
Cash		351
Receivable for investments sold		1,483,125
Receivable for fund shares sold		1,734,776
Distributions receivable from underlying funds		177,872
Other affiliated receivables		1,557
Total assets		1,246,099,463

Liabilities
Payable for investments purchased	$ 390
Payable for fund shares redeemed	3,374,644
Distribution fees payable	363,248
Total liabilities		3,738,282

Net Assets		$ 1,242,361,181
Net Assets consist of:
Paid in capital		$ 1,886,219,468
Undistributed net investment income		3,649,909
Accumulated undistributed net realized gain (loss) on investments		(110,021,375)
Net unrealized appreciation (depreciation) on investments		(537,486,821)
Net Assets		$ 1,242,361,181

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($677,209,556 ÷ 85,014,971 shares)		$ 7.97

Maximum offering price per share (100/94.25 of $7.97)		$ 8.46
Class T: Net Asset Value and redemption price per share ($343,919,264 ÷ 43,208,227 shares)		$ 7.96

Maximum offering price per share (100/96.50 of $7.96)		$ 8.25
Class B: Net Asset Value and offering price per share ($52,870,796 ÷ 6,660,331 shares)A		$ 7.94

Class C: Net Asset Value and offering price per share ($62,701,651 ÷ 7,912,090 shares)A		$ 7.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($105,659,914 ÷ 13,197,900 shares)		$ 8.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 39,369,025

Expenses
Distribution fees	$ 5,492,274
Independent trustees' compensation	5,850
Total expenses before reductions	5,498,124
Expense reductions	(5,850)	5,492,274
Net investment income (loss)		33,876,751
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(108,850,173)
Capital gain distributions from underlying funds	7,519,065	(101,331,108)
Change in net unrealized appreciation (depreciation) on underlying funds		(513,255,786)
Net gain (loss)		(614,586,894)
Net increase (decrease) in net assets resulting from operations		$ (580,710,143)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,876,751	$ 26,365,500
Net realized gain (loss)	(101,331,108)	56,483,314
Change in net unrealized appreciation (depreciation)	(513,255,786)	(128,993,098)
Net increase (decrease) in net assets resulting from operations	(580,710,143)	(46,144,284)
Distributions to shareholders from net investment income	(33,890,863)	(24,317,719)
Distributions to shareholders from net realized gain	(54,461,707)	(28,216,665)
Total distributions	(88,352,570)	(52,534,384)
Share transactions - net increase (decrease)	369,126,187	488,344,875
Total increase (decrease) in net assets	(299,936,526)	389,666,207

Net Assets
Beginning of period	1,542,297,707	1,152,631,500
End of period (including undistributed net investment income of $3,649,909 and undistributed net investment income of $3,849,262, respectively)	$ 1,242,361,181	$ 1,542,297,707

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.25	.28	.24	.19	.20
Net realized and unrealized gain (loss)	(4.33)	(.49)	.92	1.36	.23
Total from investment operations	(4.08)	(.21)	1.16	1.55	.43
Distributions from net investment income	(.25)	(.25)	(.23)	(.16)	(.18)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.08)	- F
Total distributions	(.68)	(.55)	(.52) I	(.23) H	(.19) G
Net asset value, end of period	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Total Return A, B	(33.34)%	(1.83)%	9.21%	13.62%	3.75%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.49%	2.07%	1.89%	1.60%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,210	$ 811,992	$ 511,536	$ 284,466	$ 135,306
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

H Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

I Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.23	.25	.21	.16	.18
Net realized and unrealized gain (loss)	(4.34)	(.49)	.92	1.36	.21
Total from investment operations	(4.11)	(.24)	1.13	1.52	.39
Distributions from net investment income	(.22)	(.21)	(.19)	(.13)	(.16)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.08)	- F
Total distributions	(.65)	(.51)	(.49) G	(.21)	(.16)
Net asset value, end of period	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Total Return A, B	(33.56)%	(2.02)%	8.97%	13.28%	3.46%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	2.24%	1.82%	1.63%	1.35%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,919	$ 458,465	$ 431,886	$ 296,477	$ 177,336
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Income from Investment Operations
Net investment income (loss) C	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	(4.31)	(.48)	.91	1.35	.21
Total from investment operations	(4.13)	(.30)	1.06	1.45	.33
Distributions from net investment income	(.16)	(.15)	(.13)	(.08)	(.12)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.07)	- F
Total distributions	(.59)	(.45)	(.43) G	(.15)	(.12)
Net asset value, end of period	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Total Return A, B	(33.87)%	(2.51)%	8.40%	12.71%	2.93%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.74%	1.32%	1.13%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,871	$ 89,049	$ 85,981	$ 71,232	$ 49,398
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.18	.18	.15	.10	.12
Net realized and unrealized gain (loss)	(4.31)	(.49)	.91	1.34	.22
Total from investment operations	(4.13)	(.31)	1.06	1.44	.34
Distributions from net investment income	(.16)	(.15)	(.14)	(.08)	(.12)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.07)	- F
Total distributions	(.59)	(.45)	(.43) G	(.15)	(.12)
Net asset value, end of period	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Total Return A, B	(33.90)%	(2.56)%	8.45%	12.66%	3.02%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.74%	1.32%	1.14%	.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,702	$ 95,224	$ 85,076	$ 61,442	$ 39,310
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Income from Investment Operations
Net investment income (loss) B	.28	.32	.28	.23	.23
Net realized and unrealized gain (loss)	(4.35)	(.50)	.92	1.36	.23
Total from investment operations	(4.07)	(.18)	1.20	1.59	.46
Distributions from net investment income	(.28)	(.28)	(.25)	(.18)	(.20)
Distributions from net realized gain	(.43)	(.30)	(.30)	(.08)	- E
Total distributions	(.71)	(.58)	(.55) F	(.26)	(.20)
Net asset value, end of period	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Total Return A	(33.16)%	(1.62)%	9.47%	13.88%	4.06%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.74%	2.32%	2.13%	1.85%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,660	$ 87,568	$ 38,153	$ 21,212	$ 11,932
Portfolio turnover rate	31%	10%	13%	6%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.7	3.3
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	7.4
Fidelity Advisor Equity Income Fund Institutional Class	9.0	11.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.5	9.6
Fidelity Advisor Large Cap Fund Institutional Class	8.4	9.6
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.5
Fidelity Series All-Sector Equity Fund	10.9	0.0
Fidelity Series Large Cap Value Fund	2.9	0.0
Fidelity Small Cap Opportunities Fund	2.5	2.4
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	5.9
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.3
	56.2	56.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	6.7
Fidelity Advisor Overseas Fund Institutional Class	6.7	6.8
Fidelity Series Emerging Markets Fund	0.2	0.0
	13.6	13.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.2
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.9	8.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.5	4.5
Fidelity Advisor Total Bond Fund Institutional Class	7.2	7.1
Fidelity Series Investment Grade Bond Fund	8.2	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	3.5
	22.8	23.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.2%
International Equity Funds	13.6%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	22.8%

Six months ago
Domestic Equity Funds	56.0%
International Equity Funds	13.5%
High Yield Fixed-Income Funds	7.2%
Investment Grade Fixed-Income Funds	23.3%

Expected
Domestic Equity Funds	56.0%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.8%
	Shares	Value
Domestic Equity Funds - 56.2%
Fidelity 100 Index Fund	4,953,614	$ 28,978,643
Fidelity Advisor Equity Growth Fund Institutional Class	1,562,045	52,172,307
Fidelity Advisor Equity Income Fund Institutional Class	4,787,845	70,333,444
Fidelity Advisor Growth & Income Fund Institutional Class	6,740,482	74,212,712
Fidelity Advisor Large Cap Fund Institutional Class	6,580,569	65,871,500
Fidelity Advisor Small Cap Fund Institutional Class	1,239,683	20,491,956
Fidelity Series All-Sector Equity Fund	10,190,631	84,887,962
Fidelity Series Large Cap Value Fund	2,661,525	22,410,038
Fidelity Small Cap Opportunities Fund	3,898,932	19,338,702
TOTAL DOMESTIC EQUITY FUNDS		438,697,264
International Equity Funds - 13.6%
Fidelity Advisor Diversified International Fund Institutional Class	5,155,829	52,486,339
Fidelity Advisor Overseas Fund Institutional Class	4,645,169	52,536,863
Fidelity Series Emerging Markets Fund	143,214	1,466,515
TOTAL INTERNATIONAL EQUITY FUNDS		106,489,717
TOTAL EQUITY FUNDS (Cost $856,777,783)		545,186,981
Fixed-Income Funds - 30.2%
	Shares	Value
High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,901,950	$ 57,562,296
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Advisor Government Income Fund Institutional Class	2,056,260	22,495,482
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,155,205	34,849,189
Fidelity Advisor Total Bond Fund Institutional Class	6,030,213	56,020,675
Fidelity Series Investment Grade Bond Fund	6,113,427	64,496,653
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		177,861,999
TOTAL FIXED-INCOME FUNDS (Cost $291,173,654)		235,424,295
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,147,951,437)		$ 780,611,276
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 780,611,276	$ 780,611,276	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $55,796,563 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,147,951,437) - See accompanying schedule		$ 780,611,276
Cash		19,956
Receivable for investments sold		848,547
Receivable for fund shares sold		1,534,924
Distributions receivable from underlying funds		93,505
Total assets		783,108,208

Liabilities
Payable for fund shares redeemed	$ 2,421,065
Distribution fees payable	203,191
Total liabilities		2,624,256

Net Assets		$ 780,483,952
Net Assets consist of:
Paid in capital		$ 1,211,329,359
Undistributed net investment income		2,201,484
Accumulated undistributed net realized gain (loss) on investments		(65,706,730)
Net unrealized appreciation (depreciation) on investments		(367,340,161)
Net Assets		$ 780,483,952

Calculation of Maximum Offering Price Class A Net Asset Value and redemption price per share ($512,482,042 ÷ 68,271,379 shares)		$ 7.51

Maximum offering price per share (100/94.25 of $7.51)		$ 7.97
Class T: Net Asset Value and redemption price per share ($139,329,611 ÷ 18,522,356 shares)		$ 7.52

Maximum offering price per share (100/96.50 of $7.52)		$ 7.79
Class B: Net Asset Value and offering price per share ($27,207,028 ÷ 3,643,490 shares)A		$ 7.47

Class C: Net Asset Value and offering price per share ($31,734,683 ÷ 4,256,175 shares)A		$ 7.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,730,588 ÷ 9,239,754 shares)		$ 7.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 22,765,763

Expenses
Distribution fees	$ 2,909,633
Independent trustees' compensation	3,444
Total expenses before reductions	2,913,077
Expense reductions	(3,444)	2,909,633
Net investment income (loss)		19,856,130
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(65,042,738)
Capital gain distributions from underlying funds	4,211,076	(60,831,662)
Change in net unrealized appreciation (depreciation) on underlying funds		(328,423,663)
Net gain (loss)		(389,255,325)
Net increase (decrease) in net assets resulting from operations		$ (369,399,195)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,856,130	$ 13,091,477
Net realized gain (loss)	(60,831,662)	31,255,729
Change in net unrealized appreciation (depreciation)	(328,423,663)	(77,544,121)
Net increase (decrease) in net assets resulting from operations	(369,399,195)	(33,196,915)
Distributions to shareholders from net investment income	(19,629,825)	(11,956,162)
Distributions to shareholders from net realized gain	(30,018,396)	(14,061,115)
Total distributions	(49,648,221)	(26,017,277)
Share transactions - net increase (decrease)	330,490,319	383,205,903
Total increase (decrease) in net assets	(88,557,097)	323,991,711

Net Assets
Beginning of period	869,041,049	545,049,338
End of period (including undistributed net investment income of $2,201,484 and undistributed net investment income of $2,017,976, respectively)	$ 780,483,952	$ 869,041,049

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Income from Investment Operations
Net investment income (loss) C	.23	.26	.22	.17	.19
Net realized and unrealized gain (loss)	(4.36)	(.50)	.90	1.39	.23
Total from investment operations	(4.13)	(.24)	1.12	1.56	.42
Distributions from net investment income	(.22)	(.22)	(.19)	(.13)	(.13)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.05)	- F
Total distributions	(.62)	(.51)	(.45)	(.18)	(.13)
Net asset value, end of period	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Total Return A, B	(34.98)%	(2.14)%	9.26%	14.35%	3.96%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	2.41%	1.95%	1.79%	1.44%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 512,482	$ 558,890	$ 306,544	$ 128,504	$ 59,347
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Income from Investment Operations
Net investment income (loss) C	.21	.23	.19	.14	.16
Net realized and unrealized gain (loss)	(4.37)	(.51)	.91	1.39	.24
Total from investment operations	(4.16)	(.28)	1.10	1.53	.40
Distributions from net investment income	(.20)	(.18)	(.16)	(.11)	(.12)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.05)	- F
Total distributions	(.60)	(.47)	(.42)	(.15) G	(.12)
Net asset value, end of period	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Total Return A, B	(35.20)%	(2.40)%	9.10%	14.07%	3.75%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	2.16%	1.70%	1.54%	1.19%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,330	$ 173,946	$ 154,042	$ 83,955	$ 36,966
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) C	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	(4.32)	(.51)	.90	1.38	.24
Total from investment operations	(4.16)	(.35)	1.03	1.46	.35
Distributions from net investment income	(.14)	(.12)	(.10)	(.07)	(.08)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.04)	- F
Total distributions	(.54)	(.41)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Total Return A, B	(35.45)%	(2.95)%	8.57%	13.46%	3.29%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,207	$ 43,016	$ 37,881	$ 27,111	$ 13,415
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Income from Investment Operations
Net investment income (loss) C	.16	.16	.13	.08	.11
Net realized and unrealized gain (loss)	(4.32)	(.50)	.89	1.38	.23
Total from investment operations	(4.16)	(.34)	1.02	1.46	.34
Distributions from net investment income	(.14)	(.13)	(.10)	(.07)	(.08)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.04)	- F
Total distributions	(.54)	(.42)	(.36)	(.11)	(.08)
Net asset value, end of period	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Total Return A, B	(35.44)%	(2.91)%	8.51%	13.46%	3.19%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.66%	1.20%	1.04%	.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,735	$ 40,426	$ 32,679	$ 20,323	$ 10,859
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) B	.26	.29	.25	.20	.22
Net realized and unrealized gain (loss)	(4.39)	(.50)	.91	1.40	.24
Total from investment operations	(4.13)	(.21)	1.16	1.60	.46
Distributions from net investment income	(.25)	(.25)	(.21)	(.15)	(.15)
Distributions from net realized gain	(.40)	(.29)	(.26)	(.05)	- E
Total distributions	(.65)	(.54)	(.47)	(.20)	(.15)
Net asset value, end of period	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Total Return A	(34.83)%	(1.93)%	9.60%	14.69%	4.25%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.66%	2.20%	2.04%	1.69%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,731	$ 52,762	$ 13,903	$ 5,167	$ 1,921
Portfolio turnover rate	29%	10%	3%	5%	10%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.0	4.1
Fidelity Advisor Equity Growth Fund Institutional Class	7.5	8.5
Fidelity Advisor Equity Income Fund Institutional Class	10.2	12.6
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	11.0
Fidelity Advisor Large Cap Fund Institutional Class	9.5	10.9
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.9
Fidelity Series All-Sector Equity Fund	12.1	0.0
Fidelity Series Large Cap Value Fund	3.3	0.0
Fidelity Small Cap Opportunities Fund	2.8	2.7
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	6.9
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.9
	63.2	64.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.6	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.6	7.8
Fidelity Series Emerging Markets Fund	0.2	0.0
	15.4	15.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.8	4.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.6	2.4
Fidelity Advisor Total Bond Fund Institutional Class	4.2	3.9
Fidelity Series Investment Grade Bond Fund	5.3	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	1.9
	13.9	12.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	63.2%
International Equity Funds	15.4%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	13.9%

Six months ago
Domestic Equity Funds	64.5%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	12.6%

Expected
Domestic Equity Funds	62.2%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	14.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.6%
	Shares	Value
Domestic Equity Funds - 63.2%
Fidelity 100 Index Fund	6,357,208	$ 37,189,668
Fidelity Advisor Equity Growth Fund Institutional Class	2,079,610	69,458,977
Fidelity Advisor Equity Income Fund Institutional Class	6,394,070	93,928,885
Fidelity Advisor Growth & Income Fund Institutional Class	9,007,922	99,177,223
Fidelity Advisor Large Cap Fund Institutional Class	8,778,479	87,872,579
Fidelity Advisor Small Cap Fund Institutional Class	1,650,207	27,277,929
Fidelity Series All-Sector Equity Fund	13,340,025	111,122,405
Fidelity Series Large Cap Value Fund	3,623,869	30,512,977
Fidelity Small Cap Opportunities Fund	5,208,078	25,832,066
TOTAL DOMESTIC EQUITY FUNDS		582,372,709
International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	6,858,792	69,822,500
Fidelity Advisor Overseas Fund Institutional Class	6,187,790	69,983,903
Fidelity Series Emerging Markets Fund	243,052	2,488,847
TOTAL INTERNATIONAL EQUITY FUNDS		142,295,250
TOTAL EQUITY FUNDS (Cost $1,143,327,634)		724,667,959
Fixed-Income Funds - 21.4%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,051,821	$ 68,913,616
Investment Grade Fixed-Income Funds - 13.9%
Fidelity Advisor Government Income Fund Institutional Class	1,556,166	17,024,461
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,538,260	23,918,636
Fidelity Advisor Total Bond Fund Institutional Class	4,191,518	38,939,200
Fidelity Series Investment Grade Bond Fund	4,615,770	48,696,369
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		128,578,666
TOTAL FIXED-INCOME FUNDS (Cost $254,614,315)		197,492,282
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,397,941,949)		$ 922,160,241
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 922,160,241	$ 922,160,241	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $76,501,982 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,397,941,949) - See accompanying schedule		$ 922,160,241
Receivable for investments sold		136,778
Receivable for fund shares sold		1,614,291
Distributions receivable from underlying funds		65,580
Total assets		923,976,890

Liabilities
Payable to custodian bank	$ 2,098
Payable for investments purchased	81,624
Payable for fund shares redeemed	1,733,004
Distribution fees payable	256,304
Total liabilities		2,073,030

Net Assets		$ 921,903,860
Net Assets consist of:
Paid in capital		$ 1,486,255,122
Undistributed net investment income		1,516,067
Accumulated undistributed net realized gain (loss) on investments		(90,085,621)
Net unrealized appreciation (depreciation) on investments		(475,781,708)
Net Assets		$ 921,903,860

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($527,042,086 ÷ 68,534,836 shares)		$ 7.69

Maximum offering price per share (100/94.25 of $7.69)		$ 8.16
Class T: Net Asset Value and redemption price per share ($236,332,736 ÷ 30,819,054 shares)		$ 7.67

Maximum offering price per share (100/96.50 of $7.67)		$ 7.95
Class B: Net Asset Value and offering price per share ($35,701,397 ÷ 4,671,849 shares)A		$ 7.64

Class C: Net Asset Value and offering price per share ($40,293,859 ÷ 5,280,018 shares)A		$ 7.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($82,533,782 ÷ 10,694,753 shares)		$ 7.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 24,319,784

Expenses
Distribution fees	$ 3,819,256
Independent trustees' compensation	4,241
Total expenses before reductions	3,823,497
Expense reductions	(4,241)	3,819,256
Net investment income (loss)		20,500,528
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(89,387,714)
Capital gain distributions from underlying funds	3,565,791	(85,821,923)
Change in net unrealized appreciation (depreciation) on underlying funds		(433,071,093)
Net gain (loss)		(518,893,016)
Net increase (decrease) in net assets resulting from operations		$ (498,392,488)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,500,528	$ 13,358,286
Net realized gain (loss)	(85,821,923)	48,484,814
Change in net unrealized appreciation (depreciation)	(433,071,093)	(115,173,925)
Net increase (decrease) in net assets resulting from operations	(498,392,488)	(53,330,825)
Distributions to shareholders from net investment income	(20,772,833)	(12,227,782)
Distributions to shareholders from net realized gain	(43,764,449)	(22,817,192)
Total distributions	(64,537,282)	(35,044,974)
Share transactions - net increase (decrease)	372,427,616	439,844,437
Total increase (decrease) in net assets	(190,502,154)	351,468,638

Net Assets
Beginning of period	1,112,406,014	760,937,376
End of period (including undistributed net investment income of $1,516,067 and undistributed net investment income of $1,788,371, respectively)	$ 921,903,860	$ 1,112,406,014

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Income from Investment Operations
Net investment income (loss) C	.21	.22	.20	.15	.18
Net realized and unrealized gain (loss)	(5.10)	(.63)	1.09	1.70	.30
Total from investment operations	(4.89)	(.41)	1.29	1.85	.48
Distributions from net investment income	(.21)	(.19)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.50)	(.38)	(.31)	(.08)	- F
Total distributions	(.71)	(.57)	(.49)	(.19)	(.15)
Net asset value, end of period	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Total Return A, B	(38.49)%	(3.22)%	9.82%	15.84%	4.19%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.08%	1.53%	1.49%	1.17%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,042	$ 626,641	$ 343,345	$ 156,916	$ 65,593
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Income from Investment Operations
Net investment income (loss) C	.19	.19	.17	.11	.15
Net realized and unrealized gain (loss)	(5.09)	(.64)	1.09	1.70	.30
Total from investment operations	(4.90)	(.45)	1.26	1.81	.45
Distributions from net investment income	(.18)	(.15)	(.15)	(.09)	(.14)
Distributions from net realized gain	(.50)	(.38)	(.31)	(.08)	- F
Total distributions	(.68)	(.53)	(.46)	(.16) G	(.14)
Net asset value, end of period	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Total Return A, B	(38.62)%	(3.49)%	9.59%	15.52%	3.91%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.83%	1.28%	1.24%	.92%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,333	$ 297,618	$ 281,508	$ 184,029	$ 102,153
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) C	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	(.11)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	(.50)	(.37)	(.31)	(.07)	- F
Total distributions	(.61)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return A, B	(38.94)%	(3.96)%	8.98%	14.96%	3.41%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,701	$ 60,367	$ 56,845	$ 43,099	$ 27,653
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) C	.14	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.06)	(.63)	1.08	1.70	.30
Total from investment operations	(4.92)	(.52)	1.18	1.75	.39
Distributions from net investment income	(.12)	(.09)	(.09)	(.05)	(.09)
Distributions from net realized gain	(.50)	(.37)	(.31)	(.07)	- F
Total distributions	(.62)	(.46)	(.40)	(.12)	(.09)
Net asset value, end of period	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Total Return A, B	(38.96)%	(3.95)%	9.00%	14.99%	3.41%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.33%	.78%	.74%	.42%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,294	$ 58,768	$ 54,338	$ 37,940	$ 22,265
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Income from Investment Operations
Net investment income (loss) B	.23	.26	.24	.18	.21
Net realized and unrealized gain (loss)	(5.11)	(.64)	1.09	1.71	.31
Total from investment operations	(4.88)	(.38)	1.33	1.89	.52
Distributions from net investment income	(.24)	(.22)	(.21)	(.13)	(.17)
Distributions from net realized gain	(.50)	(.38)	(.31)	(.09)	- E
Total distributions	(.74)	(.60)	(.52)	(.22)	(.17)
Net asset value, end of period	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Total Return A	(38.31)%	(3.01)%	10.08%	16.10%	4.50%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.33%	1.78%	1.74%	1.42%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,534	$ 69,011	$ 24,902	$ 10,918	$ 7,841
Portfolio turnover rate	22%	10%	8%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.1	3.9
Fidelity Advisor Equity Growth Fund Institutional Class	7.8	8.8
Fidelity Advisor Equity Income Fund Institutional Class	10.5	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	11.2	11.4
Fidelity Advisor Large Cap Fund Institutional Class	9.8	11.4
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.0
Fidelity Series All-Sector Equity Fund	12.6	0.0
Fidelity Series Large Cap Value Fund	3.7	0.0
Fidelity Small Cap Opportunities Fund	2.9	2.7
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.0
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	5.0
	65.7	66.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	8.0
Fidelity Advisor Overseas Fund Institutional Class	7.9	8.0
Fidelity Series Emerging Markets Fund	0.3	0.0
	16.0	16.0
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.2	3.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.0	2.0
Fidelity Advisor Total Bond Fund Institutional Class	3.2	3.1
Fidelity Series Investment Grade Bond Fund	4.4	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	1.6
	10.8	10.4
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.7%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.8%

Six months ago
Domestic Equity Funds	66.3%
International Equity Funds	16.0%
High Yield Fixed-Income Funds	7.3%
Investment Grade Fixed-Income Funds	10.4%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.7%
	Shares	Value
Domestic Equity Funds - 65.7%
Fidelity 100 Index Fund	3,345,593	$ 19,571,717
Fidelity Advisor Equity Growth Fund Institutional Class	1,103,732	36,864,633
Fidelity Advisor Equity Income Fund Institutional Class	3,399,567	49,939,636
Fidelity Advisor Growth & Income Fund Institutional Class	4,820,428	53,072,911
Fidelity Advisor Large Cap Fund Institutional Class	4,678,317	46,829,957
Fidelity Advisor Small Cap Fund Institutional Class	885,355	14,634,915
Fidelity Series All-Sector Equity Fund	7,211,738	60,073,780
Fidelity Series Large Cap Value Fund	2,075,873	17,478,854
Fidelity Small Cap Opportunities Fund	2,826,012	14,017,017
TOTAL DOMESTIC EQUITY FUNDS		312,483,420
International Equity Funds - 16.0%
Fidelity Advisor Diversified International Fund Institutional Class	3,667,042	37,330,491
Fidelity Advisor Overseas Fund Institutional Class	3,308,192	37,415,653
Fidelity Series Emerging Markets Fund	146,453	1,499,676
TOTAL INTERNATIONAL EQUITY FUNDS		76,245,820
TOTAL EQUITY FUNDS (Cost $618,225,064)		388,729,240
Fixed-Income Funds - 18.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,781,709	$ 35,807,425
Investment Grade Fixed-Income Funds - 10.8%
Fidelity Advisor Government Income Fund Institutional Class	536,542	5,869,772
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,421,395	9,608,632
Fidelity Advisor Total Bond Fund Institutional Class	1,648,518	15,314,729
Fidelity Series Investment Grade Bond Fund	1,955,531	20,630,849
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		51,423,982
TOTAL FIXED-INCOME FUNDS (Cost $114,750,905)		87,231,407
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $732,975,969)		$ 475,960,647
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 475,960,647	$ 475,960,647	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $39,694,784 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $732,975,969) - See accompanying schedule		$ 475,960,647
Receivable for investments sold		31,096
Receivable for fund shares sold		1,540,253
Distributions receivable from underlying funds		25,568
Total assets		477,557,564

Liabilities
Payable to custodian bank	$ 2,991
Payable for investments purchased	894,498
Payable for fund shares redeemed	699,456
Distribution fees payable	121,585
Total liabilities		1,718,530

Net Assets		$ 475,839,034
Net Assets consist of:
Paid in capital		$ 774,923,870
Undistributed net investment income		912,704
Accumulated undistributed net realized gain (loss) on investments		(42,982,218)
Net unrealized appreciation (depreciation) on investments		(257,015,322)
Net Assets		$ 475,839,034

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($314,996,255 ÷ 43,858,937 shares)		$ 7.18

Maximum offering price per share (100/94.25 of $7.18)		$ 7.62
Class T: Net Asset Value and redemption price per share ($81,463,029 ÷ 11,390,339 shares)		$ 7.15

Maximum offering price per share (100/96.50 of $7.15)		$ 7.41
Class B: Net Asset Value and offering price per share ($17,892,240 ÷ 2,518,551 shares)A		$ 7.10

Class C: Net Asset Value and offering price per share ($17,820,589 ÷ 2,507,350 shares)A		$ 7.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,666,921 ÷ 6,058,561 shares)		$ 7.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 11,713,247

Expenses
Distribution fees	$ 1,728,450
Independent trustees' compensation	2,054
Total expenses before reductions	1,730,504
Expense reductions	(2,054)	1,728,450
Net investment income (loss)		9,984,797
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(42,573,342)
Capital gain distributions from underlying funds	1,590,104	(40,983,238)
Change in net unrealized appreciation (depreciation) on underlying funds		(221,191,491)
Net gain (loss)		(262,174,729)
Net increase (decrease) in net assets resulting from operations		$ (252,189,932)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,984,797	$ 5,536,100
Net realized gain (loss)	(40,983,238)	21,192,689
Change in net unrealized appreciation (depreciation)	(221,191,491)	(56,006,834)
Net increase (decrease) in net assets resulting from operations	(252,189,932)	(29,278,045)
Distributions to shareholders from net investment income	(9,759,661)	(5,034,848)
Distributions to shareholders from net realized gain	(19,339,084)	(8,515,761)
Total distributions	(29,098,745)	(13,550,609)
Share transactions - net increase (decrease)	235,607,700	285,328,975
Total increase (decrease) in net assets	(45,680,977)	242,500,321

Net Assets
Beginning of period	521,520,011	279,019,690
End of period (including undistributed net investment income of $912,704 and undistributed net investment income of $732,543, respectively)	$ 475,839,034	$ 521,520,011

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Income from Investment Operations
Net investment income (loss) C	.20	.20	.19	.14	.19
Net realized and unrealized gain (loss)	(4.92)	(.60)	1.02	1.62	.32
Total from investment operations	(4.72)	(.40)	1.21	1.76	.51
Distributions from net investment income	(.18)	(.17)	(.15)	(.11)	(.15)
Distributions from net realized gain	(.45)	(.34)	(.29)	(.04)	- F
Total distributions	(.63) H	(.51)	(.44) G	(.15)	(.15)
Net asset value, end of period	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Total Return A, B	(39.29)%	(3.34)%	9.74%	16.03%	4.76%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.33%
Net investment income (loss)	2.04%	1.51%	1.48%	1.20%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,996	$ 336,805	$ 146,175	$ 49,877	$ 15,281
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

H Total distributions of $.627 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Income from Investment Operations
Net investment income (loss) C	.17	.17	.16	.11	.16
Net realized and unrealized gain (loss)	(4.89)	(.62)	1.01	1.63	.31
Total from investment operations	(4.72)	(.45)	1.17	1.74	.47
Distributions from net investment income	(.16)	(.13)	(.13)	(.10)	(.14)
Distributions from net realized gain	(.45)	(.33)	(.28)	(.04)	- F
Total distributions	(.60) H	(.46)	(.41) G	(.14)	(.14)
Net asset value, end of period	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Total Return A, B	(39.42)%	(3.66)%	9.46%	15.84%	4.37%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.58%
Net investment income (loss)	1.79%	1.26%	1.23%	.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,463	$ 99,531	$ 84,368	$ 45,421	$ 16,432
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

H Total distributions of $.601 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Income from Investment Operations
Net investment income (loss) C	.13	.10	.09	.05	.10
Net realized and unrealized gain (loss)	(4.86)	(.61)	1.02	1.61	.32
Total from investment operations	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	(.10)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	(.45)	(.32)	(.27)	(.04)	- F
Total distributions	(.55) H	(.40)	(.36) G	(.10)	(.11)
Net asset value, end of period	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Total Return A, B	(39.76)%	(4.10)%	8.98%	15.17%	3.88%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	1.30%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,892	$ 27,854	$ 23,065	$ 15,351	$ 6,917
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

H Total distributions of $.548 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Income from Investment Operations
Net investment income (loss) C	.12	.10	.09	.05	.10
Net realized and unrealized gain (loss)	(4.85)	(.61)	1.02	1.61	.32
Total from investment operations	(4.73)	(.51)	1.11	1.66	.42
Distributions from net investment income	(.11)	(.08)	(.09)	(.06)	(.11)
Distributions from net realized gain	(.45)	(.32)	(.27)	(.04)	- F
Total distributions	(.55) H	(.40)	(.36) G	(.10)	(.11)
Net asset value, end of period	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Total Return A, B	(39.70)%	(4.10)%	8.99%	15.15%	3.87%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.08%
Net investment income (loss)	1.29%	.76%	.73%	.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,821	$ 23,168	$ 19,041	$ 12,023	$ 5,089
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Amount represents less than $.01 per share.

G Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

H Total distributions of $.552 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Income from Investment Operations
Net investment income (loss) B	.22	.24	.22	.17	.21
Net realized and unrealized gain (loss)	(4.93)	(.62)	1.02	1.64	.31
Total from investment operations	(4.71)	(.38)	1.24	1.81	.52
Distributions from net investment income	(.21)	(.20)	(.18)	(.13)	(.16)
Distributions from net realized gain	(.45)	(.34)	(.29)	(.04)	- E
Total distributions	(.65) G	(.54)	(.46) F	(.17)	(.16)
Net asset value, end of period	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Total Return A	(39.08)%	(3.19)%	9.98%	16.45%	4.87%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.29%	1.76%	1.72%	1.45%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,667	$ 34,162	$ 6,371	$ 2,207	$ 467
Portfolio turnover rate	21%	9%	5%	4%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than $.01 per share.

F Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

G Total distributions of $.651 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.2	4.5
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	8.9
Fidelity Advisor Equity Income Fund Institutional Class	10.7	13.3
Fidelity Advisor Growth & Income Fund Institutional Class	11.4	11.6
Fidelity Advisor Large Cap Fund Institutional Class	10.1	11.5
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.0
Fidelity Series All-Sector Equity Fund	12.8	0.0
Fidelity Series Large Cap Value Fund	3.7	0.0
Fidelity Small Cap Opportunities Fund	3.0	2.9
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.3
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	5.2
	66.9	68.2
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.0	8.2
Fidelity Advisor Overseas Fund Institutional Class	8.0	8.2
Fidelity Series Emerging Markets Fund	0.3	0.0
	16.3	16.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.6	9.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.0	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.2	1.1
Fidelity Advisor Total Bond Fund Institutional Class	2.1	1.9
Fidelity Series Investment Grade Bond Fund	2.9	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	1.0
	7.2	6.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.9%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	7.2%

Six months ago
Domestic Equity Funds	68.2%
International Equity Funds	16.4%
High Yield Fixed-Income Funds	9.3%
Investment Grade Fixed-Income Funds	6.1%

Expected
Domestic Equity Funds	67.3%
International Equity Funds	16.8%
High Yield Fixed-Income Funds	9.1%
Investment Grade Fixed-Income Funds	6.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.2%
	Shares	Value
Domestic Equity Funds - 66.9%
Fidelity 100 Index Fund	4,646,134	$ 27,179,882
Fidelity Advisor Equity Growth Fund Institutional Class	1,527,784	51,027,990
Fidelity Advisor Equity Income Fund Institutional Class	4,725,368	69,415,657
Fidelity Advisor Growth & Income Fund Institutional Class	6,661,289	73,340,797
Fidelity Advisor Large Cap Fund Institutional Class	6,495,399	65,018,945
Fidelity Advisor Small Cap Fund Institutional Class	1,206,491	19,943,293
Fidelity Series All-Sector Equity Fund	9,917,929	82,616,344
Fidelity Series Large Cap Value Fund	2,827,973	23,811,531
Fidelity Small Cap Opportunities Fund	3,863,234	19,161,643
TOTAL DOMESTIC EQUITY FUNDS		431,516,082
International Equity Funds - 16.3%
Fidelity Advisor Diversified International Fund Institutional Class	5,050,286	51,411,908
Fidelity Advisor Overseas Fund Institutional Class	4,552,426	51,487,941
Fidelity Series Emerging Markets Fund	217,194	2,224,072
TOTAL INTERNATIONAL EQUITY FUNDS		105,123,921
TOTAL EQUITY FUNDS (Cost $849,355,081)		536,640,003
Fixed-Income Funds - 16.8%
	Shares	Value
High Yield Fixed-Income Funds - 9.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,687,951	$ 61,712,382
Investment Grade Fixed-Income Funds - 7.2%
Fidelity Advisor Government Income Fund Institutional Class	614,049	6,717,698
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,149,243	7,768,882
Fidelity Advisor Total Bond Fund Institutional Class	1,453,756	13,505,395
Fidelity Series Investment Grade Bond Fund	1,760,422	18,572,450
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		46,564,425
TOTAL FIXED-INCOME FUNDS (Cost $153,669,202)		108,276,807
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,003,024,283)		$ 644,916,810
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 644,916,810	$ 644,916,810	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $57,729,888 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,003,024,283) - See accompanying schedule		$ 644,916,810
Cash		22,712
Receivable for investments sold		10,760
Receivable for fund shares sold		1,534,527
Distributions receivable from underlying funds		23,114
Total assets		646,507,923

Liabilities
Payable for investments purchased	$ 769,653
Payable for fund shares redeemed	821,517
Distribution fees payable	188,132
Total liabilities		1,779,302

Net Assets		$ 644,728,621
Net Assets consist of:
Paid in capital		$ 1,066,074,098
Undistributed net investment income		1,146,349
Accumulated undistributed net realized gain (loss) on investments		(64,384,353)
Net unrealized appreciation (depreciation) on investments		(358,107,473)
Net Assets		$ 644,728,621

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($342,357,465 ÷ 45,108,646 shares)		$ 7.59

Maximum offering price per share (100/94.25 of $7.59)		$ 8.05
Class T: Net Asset Value and redemption price per share ($181,917,341 ÷ 24,029,742 shares)		$ 7.57

Maximum offering price per share (100/96.50 of $7.57)		$ 7.84
Class B: Net Asset Value and offering price per share ($29,478,503 ÷ 3,920,886 shares)A		$ 7.52

Class C: Net Asset Value and offering price per share ($34,035,723 ÷ 4,531,077 shares)A		$ 7.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,939,589 ÷ 7,476,600 shares)		$ 7.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 16,866,621

Expenses
Distribution fees	$ 2,893,796
Independent trustees' compensation	3,036
Total expenses before reductions	2,896,832
Expense reductions	(3,036)	2,893,796
Net investment income (loss)		13,972,825
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,386,348)
Capital gain distributions from underlying funds	1,762,157	(61,624,191)
Change in net unrealized appreciation (depreciation) on underlying funds		(325,789,369)
Net gain (loss)		(387,413,560)
Net increase (decrease) in net assets resulting from operations		$ (373,440,735)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,972,825	$ 9,592,089
Net realized gain (loss)	(61,624,191)	38,468,270
Change in net unrealized appreciation (depreciation)	(325,789,369)	(92,107,484)
Net increase (decrease) in net assets resulting from operations	(373,440,735)	(44,047,125)
Distributions to shareholders from net investment income	(13,667,108)	(9,160,224)
Distributions to shareholders from net realized gain	(34,379,125)	(18,281,042)
Total distributions	(48,046,233)	(27,441,266)
Share transactions - net increase (decrease)	247,327,890	285,498,710
Total increase (decrease) in net assets	(174,159,078)	214,010,319

Net Assets
Beginning of period	818,887,699	604,877,380
End of period (including undistributed net investment income of $1,146,349 and undistributed net investment income of $840,632, respectively)	$ 644,728,621	$ 818,887,699

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Income from Investment Operations
Net investment income (loss) C	.21	.22	.21	.15	.18
Net realized and unrealized gain (loss)	(5.44)	(.74)	1.16	1.84	.39
Total from investment operations	(5.23)	(.52)	1.37	1.99	.57
Distributions from net investment income	(.20)	(.20)	(.18)	(.12)	(.16)
Distributions from net realized gain	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.75)G	(.60)	(.51) F	(.19)	(.16)
Net asset value, end of period	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Total Return A, B	(40.42)%	(3.92)%	10.09%	16.65%	4.87%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.26%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.26%	.33%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.33%
Net investment income (loss)	2.02%	1.47%	1.48%	1.18%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,357	$ 428,381	$ 263,733	$ 133,817	$ 51,718
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

G Total distributions of $.752 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Income from Investment Operations
Net investment income (loss) C	.18	.18	.17	.12	.15
Net realized and unrealized gain (loss)	(5.43)	(.72)	1.16	1.83	.38
Total from investment operations	(5.25)	(.54)	1.33	1.95	.53
Distributions from net investment income	(.17)	(.16)	(.15)	(.10)	(.13)
Distributions from net realized gain	(.56)	(.40)	(.33)	(.06)	-
Total distributions	(.72) G	(.56)	(.48) F	(.16)	(.13)
Net asset value, end of period	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Total Return A, B	(40.61)%	(4.05)%	9.81%	16.35%	4.57%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.51%	.60%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.58%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.58%
Net investment income (loss)	1.77%	1.22%	1.23%	.93%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,917	$ 238,675	$ 221,815	$ 136,679	$ 66,136
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

G Total distributions of $.723 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.37)	(.73)	1.14	1.83	.38
Total from investment operations	(5.24)	(.62)	1.24	1.88	.47
Distributions from net investment income	(.11)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	(.55)	(.39)	(.32)	(.06)	-
Total distributions	(.66) G	(.49)	(.41) F	(.12)	(.10)
Net asset value, end of period	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Total Return A, B	(40.85)%	(4.59)%	9.25%	15.81%	4.04%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,479	$ 50,827	$ 46,110	$ 32,658	$ 18,541
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.662 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.55 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.05	.09
Net realized and unrealized gain (loss)	(5.37)	(.72)	1.13	1.83	.38
Total from investment operations	(5.24)	(.61)	1.23	1.88	.47
Distributions from net investment income	(.12)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	(.55)	(.39)	(.32)	(.06)	-
Total distributions	(.67) G	(.49)	(.41) F	(.12)	(.10)
Net asset value, end of period	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Total Return A, B	(40.91)%	(4.54)%	9.17%	15.82%	4.04%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.08%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01%	1.08%
Net investment income (loss)	1.28%	.72%	.73%	.43%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,036	$ 54,549	$ 54,022	$ 38,947	$ 21,792
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.665 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.55 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Income from Investment Operations
Net investment income (loss) B	.23	.25	.24	.18	.21
Net realized and unrealized gain (loss)	(5.45)	(.74)	1.17	1.85	.38
Total from investment operations	(5.22)	(.49)	1.41	2.03	.59
Distributions from net investment income	(.22)	(.23)	(.21)	(.14)	(.17)
Distributions from net realized gain	(.56)	(.40)	(.33)	(.07)	-
Total distributions	(.78) F	(.63)	(.54) E	(.21)	(.17)
Net asset value, end of period	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Total Return A	(40.24)%	(3.70)%	10.36%	16.99%	5.07%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.27%	1.72%	1.73%	1.43%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,940	$ 46,457	$ 19,197	$ 7,227	$ 4,474
Portfolio turnover rate	18%	9%	7%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

F Total distributions of $.779 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.7	4.3
Fidelity Advisor Equity Growth Fund Institutional Class	7.9	9.1
Fidelity Advisor Equity Income Fund Institutional Class	10.5	13.5
Fidelity Advisor Growth & Income Fund Institutional Class	10.9	12.1
Fidelity Advisor Large Cap Fund Institutional Class	9.9	11.9
Fidelity Advisor Small Cap Fund Institutional Class	3.1	3.0
Fidelity Series All-Sector Equity Fund	14.0	0.0
Fidelity Series Large Cap Value Fund	4.5	0.0
Fidelity Small Cap Opportunities Fund	3.0	3.2
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.4
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	4.8
	67.5	69.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.1	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.0	8.3
Fidelity Series Emerging Markets Fund	0.4	0.0
	16.5	16.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.2	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.8	1.8
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.9	1.1
Fidelity Advisor Total Bond Fund Institutional Class	1.0	1.1
Fidelity Series Investment Grade Bond Fund	3.1	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	0.5
	5.8	4.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.5%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.8%

Six months ago
Domestic Equity Funds	69.3%
International Equity Funds	16.6%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	4.5%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.0%
	Shares	Value
Domestic Equity Funds - 67.5%
Fidelity 100 Index Fund	752,012	$ 4,399,269
Fidelity Advisor Equity Growth Fund Institutional Class	277,020	9,252,478
Fidelity Advisor Equity Income Fund Institutional Class	835,811	12,278,060
Fidelity Advisor Growth & Income Fund Institutional Class	1,159,167	12,762,434
Fidelity Advisor Large Cap Fund Institutional Class	1,167,295	11,684,624
Fidelity Advisor Small Cap Fund Institutional Class	221,685	3,664,457
Fidelity Series All-Sector Equity Fund	1,967,522	16,389,462
Fidelity Series Large Cap Value Fund	625,544	5,267,081
Fidelity Small Cap Opportunities Fund	722,277	3,582,496
TOTAL DOMESTIC EQUITY FUNDS		79,280,361
International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	932,124	9,489,021
Fidelity Advisor Overseas Fund Institutional Class	832,465	9,415,175
Fidelity Series Emerging Markets Fund	44,462	455,291
TOTAL INTERNATIONAL EQUITY FUNDS		19,359,487
TOTAL EQUITY FUNDS (Cost $149,370,827)		98,639,848
Fixed-Income Funds - 16.0%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,270,338	$ 11,987,383
Investment Grade Fixed-Income Funds - 5.8%
Fidelity Advisor Government Income Fund Institutional Class	85,623	936,714
Fidelity Advisor Strategic Real Return Fund Institutional Class	155,582	1,051,733
Fidelity Advisor Total Bond Fund Institutional Class	129,555	1,203,562
Fidelity Series Investment Grade Bond Fund	340,543	3,592,723
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,784,732
TOTAL FIXED-INCOME FUNDS (Cost $25,263,742)		18,772,115
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $174,634,569)		$ 117,411,963
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 117,411,963	$ 117,411,963	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,999,140 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $174,634,569) - See accompanying schedule		$ 117,411,963
Cash		54
Receivable for investments sold		980,195
Receivable for fund shares sold		355,171
Distributions receivable from underlying funds		2,144
Total assets		118,749,527

Liabilities
Payable for investments purchased	$ 13,182
Payable for fund shares redeemed	1,324,326
Distribution fees payable	27,022
Total liabilities		1,364,530

Net Assets		$ 117,384,997
Net Assets consist of:
Paid in capital		$ 183,242,986
Undistributed net investment income		239,612
Accumulated undistributed net realized gain (loss) on investments		(8,874,995)
Net unrealized appreciation (depreciation) on investments		(57,222,606)
Net Assets		$ 117,384,997

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,984,730 ÷ 14,000,637 shares)		$ 5.86

Maximum offering price per share (100/94.25 of $5.86)		$ 6.22
Class T: Net Asset Value and redemption price per share ($18,064,965 ÷ 3,093,290 shares)		$ 5.84

Maximum offering price per share (100/96.50 of $5.84)		$ 6.05
Class B: Net Asset Value and offering price per share ($2,230,564 ÷ 382,999 shares)A		$ 5.82

Class C: Net Asset Value and offering price per share ($3,026,785 ÷ 517,131 shares)A		$ 5.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,077,953 ÷ 2,058,131 shares)		$ 5.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 2,420,667

Expenses
Distribution fees	$ 308,375
Independent trustees' compensation	393
Total expenses before reductions	308,768
Expense reductions	(393)	308,375
Net investment income (loss)		2,112,292
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,500,496)
Capital gain distributions from underlying funds	262,317	(8,238,179)
Change in net unrealized appreciation (depreciation) on underlying funds		(47,910,180)
Net gain (loss)		(56,148,359)
Net increase (decrease) in net assets resulting from operations		$ (54,036,067)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,112,292	$ 652,701
Net realized gain (loss)	(8,238,179)	2,548,022
Change in net unrealized appreciation (depreciation)	(47,910,180)	(9,564,052)
Net increase (decrease) in net assets resulting from operations	(54,036,067)	(6,363,329)
Distributions to shareholders from net investment income	(2,013,822)	(570,874)
Distributions to shareholders from net realized gain	(2,435,534)	(529,295)
Total distributions	(4,449,356)	(1,100,169)
Share transactions - net increase (decrease)	90,758,359	74,511,096
Total increase (decrease) in net assets	32,272,936	67,047,598

Net Assets
Beginning of period	85,112,061	18,064,463
End of period (including undistributed net investment income of $239,612 and undistributed net investment income of $94,849, respectively)	$ 117,384,997	$ 85,112,061

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.16	.12
Net realized and unrealized gain (loss)	(4.29)	(.57)	1.06
Total from investment operations	(4.13)	(.41)	1.18
Distributions from net investment income	(.14)	(.11)	(.08)
Distributions from net realized gain	(.26)	(.14)	(.05)
Total distributions	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 5.86	$ 10.39	$ 11.05
Total Return B, C, D	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.248 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.13	.09
Net realized and unrealized gain (loss)	(4.28)	(.57)	1.06
Total from investment operations	(4.14)	(.44)	1.15
Distributions from net investment income	(.12)	(.09)	(.07)
Distributions from net realized gain	(.26)	(.14)	(.05)
Total distributions	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 5.84	$ 10.36	$ 11.03
Total Return B, C, D	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.227 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.08	.05
Net realized and unrealized gain (loss)	(4.28)	(.57)	1.06
Total from investment operations	(4.17)	(.49)	1.11
Distributions from net investment income	(.08)	(.06)	(.05)
Distributions from net realized gain	(.26)	(.13)	(.05)
Total distributions	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 5.82	$ 10.33	$ 11.01
Total Return B, C, D	(41.49)%	(4.65)%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	18%	22%	16% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.08	.05
Net realized and unrealized gain (loss)	(4.24)	(.58)	1.06
Total from investment operations	(4.13)	(.50)	1.11
Distributions from net investment income	(.08)	(.06)	(.05)
Distributions from net realized gain	(.26)	(.13)	(.05)
Total distributions	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 5.85	$ 10.32	$ 11.01
Total Return B, C, D	(41.08)%	(4.74)%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.188 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.19	.14
Net realized and unrealized gain (loss)	(4.30)	(.59)	1.06
Total from investment operations	(4.12)	(.40)	1.20
Distributions from net investment income	(.16)	(.13)	(.08)
Distributions from net realized gain	(.26)	(.14)	(.05)
Total distributions	(.42)	(.26) H	(.13)
Net asset value, end of period	$ 5.87	$ 10.41	$ 11.07
Total Return B, C	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.264 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.1	4.6
Fidelity Advisor Equity Growth Fund Institutional Class	8.0	9.2
Fidelity Advisor Equity Income Fund Institutional Class	10.2	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	11.3	11.8
Fidelity Advisor Large Cap Fund Institutional Class	10.3	11.9
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.1
Fidelity Series All-Sector Equity Fund	14.7	0.0
Fidelity Series Large Cap Value Fund	5.3	0.0
Fidelity Small Cap Opportunities Fund	3.1	3.6
Fidelity Advisor Dividend Growth Fund Institutional Class	0.0	7.7
Fidelity Advisor Mid Cap Fund Institutional Class	0.0	5.0
	69.2	70.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.4	9.7
Fidelity Advisor Overseas Fund Institutional Class	9.3	9.7
Fidelity Series Emerging Markets Fund	0.5	0.0
	19.2	19.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.9	9.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.1	0.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.1
Fidelity Series Investment Grade Bond Fund	0.4	0.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.0	0.1
	0.7	0.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.2%
International Equity Funds	19.2%
High Yield Fixed-Income Funds	10.9%
Investment Grade Fixed-Income Funds	0.7%

Six months ago
Domestic Equity Funds	70.5%
International Equity Funds	19.4%
High Yield Fixed-Income Funds	9.6%
Investment Grade Fixed-Income Funds	0.5%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.4%
	Shares	Value
Domestic Equity Funds - 69.2%
Fidelity 100 Index Fund	536,439	$ 3,138,168
Fidelity Advisor Equity Growth Fund Institutional Class	246,505	8,233,277
Fidelity Advisor Equity Income Fund Institutional Class	713,027	10,474,366
Fidelity Advisor Growth & Income Fund Institutional Class	1,051,561	11,577,691
Fidelity Advisor Large Cap Fund Institutional Class	1,048,694	10,497,429
Fidelity Advisor Small Cap Fund Institutional Class	197,857	3,270,582
Fidelity Series All-Sector Equity Fund	1,803,549	15,023,562
Fidelity Series Large Cap Value Fund	645,737	5,437,106
Fidelity Small Cap Opportunities Fund	630,901	3,129,271
TOTAL DOMESTIC EQUITY FUNDS		70,781,452
International Equity Funds - 19.2%
Fidelity Advisor Diversified International Fund Institutional Class	946,653	9,636,926
Fidelity Advisor Overseas Fund Institutional Class	843,174	9,536,303
Fidelity Series Emerging Markets Fund	46,616	477,348
TOTAL INTERNATIONAL EQUITY FUNDS		19,650,577
TOTAL EQUITY FUNDS (Cost $139,454,992)		90,432,029
Fixed-Income Funds - 11.6%
	Shares	Value
High Yield Fixed-Income Funds - 10.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,117,717	$ 11,181,545
Investment Grade Fixed-Income Funds - 0.7%
Fidelity Advisor Government Income Fund Institutional Class	8,218	89,903
Fidelity Advisor Strategic Real Return Fund Institutional Class	13,276	89,744
Fidelity Advisor Total Bond Fund Institutional Class	15,003	139,377
Fidelity Series Investment Grade Bond Fund	37,343	393,970
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		712,994
TOTAL FIXED-INCOME FUNDS (Cost $17,567,026)		11,894,539
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $157,022,018)		$ 102,326,568
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 102,326,568	$ 102,326,568	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,984,790 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $157,022,018) - See accompanying schedule		$ 102,326,568
Cash		65
Receivable for investments sold		843,502
Receivable for fund shares sold		328,952
Distributions receivable from underlying funds		431
Total assets		103,499,518

Liabilities
Payable for investments purchased	$ 52,138
Payable for fund shares redeemed	1,120,740
Distribution fees payable	25,802
Total liabilities		1,198,680

Net Assets		$ 102,300,838
Net Assets consist of:
Paid in capital		$ 165,956,276
Undistributed net investment income		142,623
Accumulated undistributed net realized gain (loss) on investments		(9,102,611)
Net unrealized appreciation (depreciation) on investments		(54,695,450)
Net Assets		$ 102,300,838

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,590,859 ÷ 10,171,062 shares)		$ 5.66

Maximum offering price per share (100/94.25 of $5.66)		$ 6.01
Class T: Net Asset Value and redemption price per share ($21,186,019 ÷ 3,742,458 shares)		$ 5.66

Maximum offering price per share (100/96.50 of $5.66)		$ 5.87
Class B: Net Asset Value and offering price per share ($3,078,478 ÷ 547,065 shares)A		$ 5.63

Class C: Net Asset Value and offering price per share ($5,435,530 ÷ 956,056 shares)A		$ 5.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,009,952 ÷ 2,632,896 shares)		$ 5.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 2,161,362
Interest		19
Total income		2,161,381

Expenses
Distribution fees	$ 322,394
Independent trustees' compensation	369
Total expenses before reductions	322,763
Expense reductions	(369)	322,394
Net investment income (loss)		1,838,987
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,597,026)
Capital gain distributions from underlying funds	173,472	(8,423,554)
Change in net unrealized appreciation (depreciation) on underlying funds		(44,545,249)
Net gain (loss)		(52,968,803)
Net increase (decrease) in net assets resulting from operations		$ (51,129,816)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,838,987	$ 657,993
Net realized gain (loss)	(8,423,554)	2,866,413
Change in net unrealized appreciation (depreciation)	(44,545,249)	(10,545,175)
Net increase (decrease) in net assets resulting from operations	(51,129,816)	(7,020,769)
Distributions to shareholders from net investment income	(1,739,953)	(617,903)
Distributions to shareholders from net realized gain	(2,746,301)	(637,740)
Total distributions	(4,486,254)	(1,255,643)
Share transactions - net increase (decrease)	71,843,683	74,257,188
Total increase (decrease) in net assets	16,227,613	65,980,776

Net Assets
Beginning of period	86,073,225	20,092,449
End of period (including undistributed net investment income of $142,623 and undistributed net investment income of $45,694, respectively)	$ 102,300,838	$ 86,073,225

Financial Highlights - Class A

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.16	.13
Net realized and unrealized gain (loss)	(4.40)	(.60)	1.06
Total from investment operations	(4.24)	(.44)	1.19
Distributions from net investment income	(.13)	(.11)	(.09)
Distributions from net realized gain	(.30)	(.17)	(.06)
Total distributions	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 5.66	$ 10.32	$ 11.04
Total Return B, C, D	(42.40)%	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.422 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.13	.11
Net realized and unrealized gain (loss)	(4.37)	(.59)	1.05
Total from investment operations	(4.23)	(.46)	1.16
Distributions from net investment income	(.11)	(.09)	(.08)
Distributions from net realized gain	(.30)	(.17)	(.06)
Total distributions	(.41) I	(.26)	(.14)
Net asset value, end of period	$ 5.66	$ 10.30	$ 11.02
Total Return B, C, D	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.407 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.07	.06
Net realized and unrealized gain (loss)	(4.36)	(.59)	1.07
Total from investment operations	(4.26)	(.52)	1.13
Distributions from net investment income	(.08)	(.06)	(.07)
Distributions from net realized gain	(.29)	(.16)	(.06)
Total distributions	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 5.63	$ 10.26	$ 11.00
Total Return B, C, D	(42.81)%	(4.93)%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.368 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.07	.06
Net realized and unrealized gain (loss)	(4.29)	(.59)	1.06
Total from investment operations	(4.19)	(.52)	1.12
Distributions from net investment income	(.08)	(.07)	(.06)
Distributions from net realized gain	(.29)	(.16)	(.06)
Total distributions	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 5.69	$ 10.25	$ 11.00
Total Return B, C, D	(42.13)%	(4.99)%	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.370 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.18	.15
Net realized and unrealized gain (loss)	(4.38)	(.59)	1.06
Total from investment operations	(4.21)	(.41)	1.21
Distributions from net investment income	(.15)	(.13)	(.09)
Distributions from net realized gain	(.30)	(.17)	(.06)
Total distributions	(.44) H	(.30)	(.15)
Net asset value, end of period	$ 5.70	$ 10.35	$ 11.06
Total Return B, C	(42.01)%	(4.02)%	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.29%	1.64%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.441 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to the prior periods. Collectively, these adjustments have no impact on net assets or the results and operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 187,814,290	$ 1,135,931	$ (28,249,928)	$ (27,113,997)
Advisor Freedom 2005	163,945,110	775,219	(42,891,971)	(42,116,752)
Advisor Freedom 2010	814,299,341	4,246,714	(216,022,942)	(211,776,228)
Advisor Freedom 2015	1,088,754,796	5,945,638	(301,729,241)	(295,783,603)
Advisor Freedom 2020	1,792,542,873	8,294,519	(558,135,610)	(549,841,091)
Advisor Freedom 2025	1,154,831,478	5,007,092	(379,227,294)	(374,220,202)
Advisor Freedom 2030	1,406,198,228	4,384,390	(488,422,377)	(484,037,987)
Advisor Freedom 2035	736,005,712	2,281,745	(262,326,810)	(260,045,065)
Advisor Freedom 2040	1,008,384,662	2,327,088	(365,794,940)	(363,467,852)
Advisor Freedom 2045	175,510,425	655,908	(58,754,370)	(58,098,462)
Advisor Freedom 2050	158,139,837	386,661	(56,199,930)	(55,813,269)
	Undistributed Ordinary Income	Capital Loss Carryforward
Advisor Freedom Income	$ 398,940	$ (3,435,419)
Advisor Freedom 2005	468,016	(6,282,292)
Advisor Freedom 2010	2,254,710	(30,891,938)
Advisor Freedom 2015	2,916,785	(42,415,853)
Advisor Freedom 2020	3,649,910	(85,005,141)
Advisor Freedom 2025	2,228,832	(55,796,563)
Advisor Freedom 2030	1,852,153	(76,501,982)
Advisor Freedom 2035	912,704	(39,694,784)
Advisor Freedom 2040	1,210,490	(57,729,888)
Advisor Freedom 2045	239,614	(7,999,140)
Advisor Freedom 2050	142,623	(7,984,790)

The tax character of distributions paid was as follows:

March 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,856,514	$ 1,005,271	$ 6,861,785
Advisor Freedom 2005	4,591,097	2,332,348	6,923,445
Advisor Freedom 2010	22,631,084	15,734,148	38,365,232
Advisor Freedom 2015	27,190,807	21,998,591	49,189,398
Advisor Freedom 2020	39,768,154	48,584,416	88,352,570
Advisor Freedom 2025	23,198,269	26,449,952	49,648,221
Advisor Freedom 2030	22,969,281	41,568,001	64,537,282
Advisor Freedom 2035	10,628,393	18,470,352	29,098,745
Advisor Freedom 2040	14,702,047	33,344,186	48,046,233
Advisor Freedom 2045	2,170,604	2,278,752	4,449,356
Advisor Freedom 2050	1,780,026	2,706,228	4,486,254

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,226,805	$ 430,332	$ 5,657,137
Advisor Freedom 2005	3,115,492	830,264	3,945,756
Advisor Freedom 2010	18,580,982	6,015,166	24,596,148
Advisor Freedom 2015	20,656,805	8,829,642	29,486,447
Advisor Freedom 2020	32,982,163	19,552,221	52,534,384
Advisor Freedom 2025	16,672,355	9,344,922	26,017,277
Advisor Freedom 2030	19,222,919	15,822,055	35,044,974
Advisor Freedom 2035	8,087,079	5,463,530	13,550,609
Advisor Freedom 2040	14,535,541	12,905,725	27,441,266
Advisor Freedom 2045	977,226	122,943	1,100,169
Advisor Freedom 2050	1,053,897	201,746	1,255,643

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	101,702,038	73,118,794
Advisor Freedom 2005	98,567,688	75,829,009
Advisor Freedom 2010	429,277,323	309,601,104
Advisor Freedom 2015	537,263,140	321,008,288
Advisor Freedom 2020	776,646,439	454,694,558
Advisor Freedom 2025	552,657,440	247,760,107
Advisor Freedom 2030	565,812,338	233,774,058
Advisor Freedom 2035	324,329,609	106,192,272
Advisor Freedom 2040	351,732,328	136,774,505
Advisor Freedom 2045	107,544,464	18,834,045
Advisor Freedom 2050	84,590,713	15,217,247

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated certain investments of the Funds' to include shares of three newly created Fidelity Series Funds. This involved a taxable redemption of each Fund's interest in Fidelity Advisor Mid Cap Fund, Fidelity Advisor Dividend Growth Fund and Fidelity Advisor Intermediate Bond Fund ("selected Underlying Funds") for cash and securities in-kind

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

and a non-taxable exchange of those securities for shares of Fidelity Series All-Sector Equity Fund and Fidelity Series Investment Grade Bond Fund. Realized gains and losses on redemptions of the selected Underlying Funds in connection with the reallocation are presented in the accompanying Statement of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain/(loss) for each Fund are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain/(Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$ 13,727,213	$ (4,203,865)
Advisor Freedom 2005	14,759,041	(6,533,344)
Advisor Freedom 2010	78,819,247	(32,729,070)
Advisor Freedom 2015	101,145,022	(45,757,863)
Advisor Freedom 2020	169,384,604	(86,822,490)
Advisor Freedom 2025	102,778,059	(57,533,238)
Advisor Freedom 2030	119,877,781	(76,735,141)
Advisor Freedom 2035	58,753,451	(39,849,183)
Advisor Freedom 2040	79,463,869	(56,549,112)
Advisor Freedom 2045	10,742,269	(7,926,510)
Advisor Freedom 2050	9,644,501	(7,551,426)

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 240,494	$ 80,323
Class T	.25%	.25%	219,066	1,440
Class B	.75%	.25%	49,983	37,510
Class C	.75%	.25%	126,864	21,648
			$ 636,407	$ 140,921
Advisor Freedom 2005
Class A	0%	.25%	$ 246,113	$ 108,775
Class T	.25%	.25%	87,956	382
Class B	.75%	.25%	35,836	26,901
Class C	.75%	.25%	88,853	17,625
			$ 458,758	$ 153,683
Advisor Freedom 2010
Class A	0%	.25%	$ 948,528	$ 292,406
Class T	.25%	.25%	964,010	-
Class B	.75%	.25%	279,585	209,828
Class C	.75%	.25%	492,690	92,401
			$ 2,684,813	$ 594,635
Advisor Freedom 2015
Class A	0%	.25%	$ 1,292,715	$ 404,266
Class T	.25%	.25%	945,464	2,118
Class B	.75%	.25%	369,029	277,007
Class C	.75%	.25%	580,388	94,034
			$ 3,187,596	$ 777,425

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2020	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,920,961	$ 488,681
Class T	.25%	.25%	2,021,546	1,958
Class B	.75%	.25%	731,449	549,035
Class C	.75%	.25%	818,318	156,834
			$ 5,492,274	$ 1,196,508
Advisor Freedom 2025
Class A	0%	.25%	$ 1,378,247	$ 443,343
Class T	.25%	.25%	797,144	150
Class B	.75%	.25%	365,454	274,407
Class C	.75%	.25%	368,788	73,849
			$ 2,909,633	$ 791,749
Advisor Freedom 2030
Class A	0%	.25%	$ 1,482,702	$ 422,226
Class T	.25%	.25%	1,336,416	-
Class B	.75%	.25%	494,747	371,098
Class C	.75%	.25%	505,391	81,554
			$ 3,819,256	$ 874,878
Advisor Freedom 2035
Class A	0%	.25%	$ 827,005	$ 293,223
Class T	.25%	.25%	457,892	-
Class B	.75%	.25%	236,110	177,124
Class C	.75%	.25%	207,443	41,491
			$ 1,728,450	$ 511,838
Advisor Freedom 2040
Class A	0%	.25%	$ 976,166	$ 223,886
Class T	.25%	.25%	1,049,816	1,052
Class B	.75%	.25%	410,481	307,974
Class C	.75%	.25%	457,333	68,868
			$ 2,893,796	$ 601,780
Advisor Freedom 2045
Class A	0%	.25%	$ 181,495	$ 82,418
Class T	.25%	.25%	72,623	-
Class B	.75%	.25%	26,088	19,571
Class C	.75%	.25%	28,169	13,390
			$ 308,375	$ 115,379
Advisor Freedom 2050
Class A	0%	.25%	$ 139,568	$ 37,504
Class T	.25%	.25%	92,942	132
Class B	.75%	.25%	34,873	26,155
Class C	.75%	.25%	55,011	25,132
			$ 322,394	$ 88,923

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 14,102
Class T	6,267
Class B*	20,357
Class C*	1,260
$ 41,986
Advisor Freedom 2005
Class A	$ 11,445
Class T	1,683
Class B*	22,275
Class C*	9,576
$ 44,979
Advisor Freedom 2010
Class A	$ 35,266
Class T	18,409
Class B*	84,252
Class C*	10,050
$ 147,977
Advisor Freedom 2015
Class A	$ 81,408
Class T	25,745
Class B*	157,664
Class C*	9,594
$ 274,411
Advisor Freedom 2020
Class A	$ 126,003
Class T	40,639
Class B*	237,015
Class C*	20,211
$ 423,868
Advisor Freedom 2025
Class A	$ 97,139
Class T	29,388
Class B*	143,760
Class C*	6,473
$ 276,760
Advisor Freedom 2030
Class A	$ 114,602
Class T	26,003
Class B*	177,909
Class C*	9,352
$ 327,866
Advisor Freedom 2035
Class A	$ 65,979
Class T	18,766
Class B*	92,424
Class C*	5,603
$ 182,772
Advisor Freedom 2040
Class A	$ 102,851
Class T	29,862
Class B*	159,694
Class C*	7,220
$ 299,627

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2045
Class A	$ 20,908
Class T	5,005
Class B*	11,103
Class C*	846
$ 37,862
Advisor Freedom 2050
Class A	$ 28,557
Class T	7,484
Class B*	9,740
Class C*	2,623
$ 48,404

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 383
Class T	.50%	174
Class B	1.00%	20
Class C	1.00%	51
Institutional Class	.00%	36
Advisor Freedom 2005
Class A	.25%	399
Class T	.50%	71
Class B	1.00%	15
Class C	1.00%	36
Institutional Class	.00%	41
Advisor Freedom 2010
Class A	.25%	1,537
Class T	.50%	782
Class B	1.00%	113
Class C	1.00%	200
Institutional Class	.00%	191
Advisor Freedom 2015
Class A	.25%	2,081
Class T	.50%	762
Class B	1.00%	149
Class C	1.00%	234
Institutional Class	.00%	334
Advisor Freedom 2020
Class A	.25%	3,132
Class T	.50%	1,649
Class B	1.00%	299
Class C	1.00%	334
Institutional Class	.00%	436

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2025
Class A	.25%	$ 2,219
Class T	.50%	642
Class B	1.00%	147
Class C	1.00%	149
Institutional Class	.00%	287
Advisor Freedom 2030
Class A	.25%	2,413
Class T	.50%	1,088
Class B	1.00%	202
Class C	1.00%	206
Institutional Class	.00%	332
Advisor Freedom 2035
Class A	.25%	1,331
Class T	.50%	369
Class B	1.00%	95
Class C	1.00%	84
Institutional Class	.00%	175
Advisor Freedom 2040
Class A	.25%	1,601
Class T	.50%	861
Class B	1.00%	169
Class C	1.00%	188
Institutional Class	.00%	217
Advisor Freedom 2045
Class A	.25%	279
Class T	.50%	56
Class B	1.00%	10
Class C	1.00%	11
Institutional Class	.00%	37
Advisor Freedom 2050
Class A	.25%	217
Class T	.50%	73
Class B	1.00%	14
Class C	1.00%	22
Institutional Class	.00%	43

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2009	2008
Advisor Freedom Income
From net investment income
Class A	$ 2,990,969	$ 2,504,685
Class T	1,242,739	1,563,953
Class B	118,298	152,566
Class C	295,522	433,205
Institutional Class	304,252	228,075
Total	$ 4,951,780	$ 4,882,484

Annual Report

7. Distributions to Shareholders - continued

Years ended March 31,	2009	2008
From net realized gain
Class A	$ 1,103,465	$ 363,946
Class T	501,951	265,719
Class B	58,786	31,009
Class C	143,588	84,230
Institutional Class	102,215	29,749
Total	$ 1,910,005	$ 774,653
Advisor Freedom 2005
From net investment income
Class A	$ 2,875,262	$ 1,724,823
Class T	435,635	428,083
Class B	67,624	51,521
Class C	160,605	147,372
Institutional Class	324,455	207,409
Total	$ 3,863,581	$ 2,559,208
From net realized gain
Class A	$ 2,130,306	$ 834,705
Class T	423,340	290,404
Class B	84,230	52,453
Class C	214,103	130,191
Institutional Class	207,885	78,795
Total	$ 3,059,864	$ 1,386,548
Advisor Freedom 2010
From net investment income
Class A	$ 10,947,222	$ 8,089,684
Class T	5,111,081	4,645,864
Class B	504,030	581,796
Class C	905,547	979,699
Institutional Class	1,477,806	999,219
Total	$ 18,945,686	$ 15,296,262
From net realized gain
Class A	$ 10,198,551	$ 4,371,752
Class T	5,679,097	3,146,806
Class B	862,119	543,390
Class C	1,488,953	798,291
Institutional Class	1,190,826	439,647
Total	$ 19,419,546	$ 9,299,886
Advisor Freedom 2015
From net investment income
Class A	$ 14,240,612	$ 9,282,719
Class T	4,518,598	3,805,292
Class B	620,340	608,280
Class C	1,044,267	916,055
Institutional Class	2,519,733	1,380,515
Total	$ 22,943,550	$ 15,992,861
From net realized gain
Class A	$ 15,189,802	$ 6,792,732
Class T	5,848,859	3,796,442
Class B	1,211,160	835,908
Class C	1,851,735	1,173,886
Institutional Class	2,144,292	894,618
Total	$ 26,245,848	$ 13,493,586

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders - continued

Years ended March 31,	2009	2008
Advisor Freedom 2020
From net investment income
Class A	$ 19,215,664	$ 13,227,162
Class T	9,183,010	7,368,496
Class B	1,086,901	994,726
Class C	1,261,267	1,068,257
Institutional Class	3,144,021	1,659,078
Total	$ 33,890,863	$ 24,317,719
From net realized gain
Class A	$ 28,711,282	$ 13,024,880
Class T	15,997,485	10,046,546
Class B	3,039,923	1,981,035
Class C	3,299,753	1,985,963
Institutional Class	3,413,264	1,178,241
Total	$ 54,461,707	$ 28,216,665
Advisor Freedom 2025
From net investment income
Class A	$ 13,299,070	$ 7,874,109
Class T	3,310,848	2,457,202
Class B	505,085	398,931
Class C	558,066	394,171
Institutional Class	1,956,756	831,749
Total	$ 19,629,825	$ 11,956,162
From net realized gain
Class A	$ 19,217,652	$ 8,202,079
Class T	5,918,387	3,646,794
Class B	1,447,951	892,352
Class C	1,386,204	791,593
Institutional Class	2,048,202	528,297
Total	$ 30,018,396	$ 14,061,115
Advisor Freedom 2030
From net investment income
Class A	$ 12,523,897	$ 7,205,006
Class T	5,041,844	3,287,728
Class B	523,790	414,862
Class C	595,367	403,557
Institutional Class	2,087,935	916,629
Total	$ 20,772,833	$ 12,227,782
From net realized gain
Class A	$ 24,763,231	$ 10,936,038
Class T	11,555,431	7,840,143
Class B	2,319,770	1,556,434
Class C	2,296,059	1,494,609
Institutional Class	2,829,958	989,968
Total	$ 43,764,449	$ 22,817,192
Advisor Freedom 2035
From net investment income
Class A	$ 6,685,226	$ 3,345,833
Class T	1,578,824	952,354
Class B	253,655	177,323
Class C	241,140	143,957
Institutional Class	1,000,816	415,381
Total	$ 9,759,661	$ 5,034,848

Annual Report

7. Distributions to Shareholders - continued

Years ended March 31,	2009	2008
From net realized gain
Class A	$ 12,449,964	$ 4,819,324
Class T	3,685,700	2,263,096
Class B	1,024,129	601,586
Class C	863,970	497,133
Institutional Class	1,315,321	334,622
Total	$ 19,339,084	$ 8,515,761
Advisor Freedom 2040
From net investment income
Class A	$ 7,793,389	$ 5,153,377
Class T	3,588,898	2,630,359
Class B	436,286	354,339
Class C	515,663	387,464
Institutional Class	1,332,872	634,685
Total	$ 13,667,108	$ 9,160,224
From net realized gain
Class A	$ 18,027,783	$ 8,341,256
Class T	9,963,489	6,395,011
Class B	2,093,643	1,317,210
Class C	2,284,827	1,493,781
Institutional Class	2,009,383	733,784
Total	$ 34,379,125	$ 18,281,042
Advisor Freedom 2045
From net investment income
Class A	$ 1,453,387	$ 408,907
Class T	279,952	76,927
Class B	27,920	11,522
Class C	33,745	11,199
Institutional Class	218,818	62,319
Total	$ 2,013,822	$ 570,874
From net realized gain
Class A	$ 1,746,634	$ 365,060
Class T	344,367	84,292
Class B	73,453	18,988
Class C	73,894	18,223
Institutional Class	197,186	42,732
Total	$ 2,435,534	$ 529,295
Advisor Freedom 2050
From net investment income
Class A	$ 1,030,278	$ 421,587
Class T	319,811	94,910
Class B	38,529	15,927
Class C	62,649	26,686
Institutional Class	288,686	58,793
Total	$ 1,739,953	$ 617,903
From net realized gain
Class A	$ 1,711,927	$ 409,384
Class T	515,363	109,763
Class B	110,348	29,999
Class C	167,930	43,754
Institutional Class	240,733	44,840
Total	$ 2,746,301	$ 637,740

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Advisor Freedom Income
Class A
Shares sold	6,982,465	6,395,797	$ 67,700,366	$ 68,652,447
Reinvestment of distributions	424,486	259,372	4,014,480	2,783,957
Shares redeemed	(5,026,311)	(2,922,596)	(47,294,795)	(31,256,793)
Net increase (decrease)	2,380,640	3,732,573	$ 24,420,051	$ 40,179,611
Class T
Shares sold	2,860,068	2,855,150	$ 27,200,706	$ 30,643,258
Reinvestment of distributions	178,640	164,484	1,693,207	1,765,934
Shares redeemed	(2,445,970)	(2,428,323)	(23,290,929)	(25,960,467)
Net increase (decrease)	592,738	591,311	$ 5,602,984	$ 6,448,725
Class B
Shares sold	157,222	214,502	$ 1,476,911	$ 2,287,850
Reinvestment of distributions	17,174	15,304	162,898	164,212
Shares redeemed	(214,129)	(165,034)	(1,990,988)	(1,766,793)
Net increase (decrease)	(39,733)	64,772	$ (351,179)	$ 685,269
Class C
Shares sold	508,802	601,335	$ 4,852,317	$ 6,439,273
Reinvestment of distributions	39,179	39,613	372,190	424,846
Shares redeemed	(655,537)	(469,822)	(6,321,803)	(5,023,022)
Net increase (decrease)	(107,556)	171,126	$ (1,097,296)	$ 1,841,097
Institutional Class
Shares sold	766,168	1,046,538	$ 7,275,963	$ 11,013,967
Reinvestment of distributions	42,274	23,599	402,268	253,422
Shares redeemed	(712,207)	(460,080)	(6,686,370)	(4,893,967)
Net increase (decrease)	96,235	610,057	$ 991,861	$ 6,373,422
Advisor Freedom 2005
Class A
Shares sold	7,824,991	7,280,006	$ 76,183,885	$ 86,978,408
Reinvestment of distributions	527,603	209,681	4,959,217	2,523,615
Shares redeemed	(6,052,431)	(3,032,111)	(57,057,843)	(36,068,889)
Net increase (decrease)	2,300,163	4,457,576	$ 24,085,259	$ 53,433,134
Class T
Shares sold	1,107,674	1,302,460	$ 10,689,045	$ 15,596,978
Reinvestment of distributions	83,844	57,458	807,051	691,442
Shares redeemed	(1,238,205)	(1,248,968)	(11,959,868)	(14,879,592)
Net increase (decrease)	(46,687)	110,950	$ (463,772)	$ 1,408,828
Class B
Shares sold	93,691	134,939	$ 943,061	$ 1,573,994
Reinvestment of distributions	14,275	7,641	138,494	91,841
Shares redeemed	(157,750)	(97,335)	(1,505,391)	(1,155,938)
Net increase (decrease)	(49,784)	45,245	$ (423,836)	$ 509,897
Class C
Shares sold	332,577	398,272	$ 3,214,674	$ 4,710,455
Reinvestment of distributions	34,394	20,492	335,809	245,781
Shares redeemed	(504,271)	(218,640)	(4,858,459)	(2,586,377)
Net increase (decrease)	(137,300)	200,124	$ (1,307,976)	$ 2,369,859
Institutional Class
Shares sold	679,881	898,304	$ 6,849,983	$ 10,934,550
Reinvestment of distributions	56,512	23,531	527,550	284,303
Shares redeemed	(434,113)	(368,372)	(4,200,339)	(4,367,156)
Net increase (decrease)	302,280	553,463	$ 3,177,194	$ 6,851,697

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Advisor Freedom 2010
Class A
Shares sold	27,644,971	21,172,266	$ 279,300,486	$ 262,315,907
Reinvestment of distributions	2,137,557	977,928	20,813,308	12,200,535
Shares redeemed	(20,377,432)	(10,377,196)	(193,937,215)	(128,191,139)
Net increase (decrease)	9,405,096	11,772,998	$ 106,176,579	$ 146,325,303
Class T
Shares sold	10,512,535	9,009,530	$ 100,864,998	$ 110,976,658
Reinvestment of distributions	1,078,073	619,841	10,623,798	7,710,014
Shares redeemed	(9,978,388)	(7,066,194)	(95,483,371)	(87,124,252)
Net increase (decrease)	1,612,220	2,563,177	$ 16,005,425	$ 31,562,420
Class B
Shares sold	360,739	531,540	$ 3,611,530	$ 6,513,051
Reinvestment of distributions	121,076	81,330	1,229,138	1,009,856
Shares redeemed	(951,618)	(551,595)	(8,905,172)	(6,803,579)
Net increase (decrease)	(469,803)	61,275	$ (4,064,504)	$ 719,328
Class C
Shares sold	1,451,192	1,941,907	$ 14,356,301	$ 23,880,546
Reinvestment of distributions	207,922	125,362	2,096,514	1,552,639
Shares redeemed	(2,043,613)	(1,000,919)	(19,263,851)	(12,286,806)
Net increase (decrease)	(384,499)	1,066,350	$ (2,811,036)	$ 13,146,379
Institutional Class
Shares sold	3,808,131	2,789,625	$ 39,641,688	$ 34,942,048
Reinvestment of distributions	267,634	109,553	2,583,482	1,370,855
Shares redeemed	(2,374,575)	(1,273,890)	(22,636,136)	(15,744,160)
Net increase (decrease)	1,701,190	1,625,288	$ 19,589,034	$ 20,568,743
Advisor Freedom 2015
Class A
Shares sold	33,660,949	30,012,366	$ 332,436,308	$ 375,290,820
Reinvestment of distributions	2,969,139	1,252,597	29,046,026	15,820,828
Shares redeemed	(21,015,336)	(11,069,498)	(201,059,105)	(138,060,728)
Net increase (decrease)	15,614,752	20,195,465	$ 160,423,229	$ 253,050,920
Class T
Shares sold	9,552,536	7,187,921	$ 93,377,388	$ 89,866,267
Reinvestment of distributions	1,015,718	593,664	10,080,764	7,487,851
Shares redeemed	(7,598,715)	(5,577,816)	(71,596,533)	(69,873,542)
Net increase (decrease)	2,969,539	2,203,769	$ 31,861,619	$ 27,480,576
Class B
Shares sold	681,198	952,656	$ 6,933,950	$ 11,837,765
Reinvestment of distributions	168,864	107,501	1,718,215	1,351,705
Shares redeemed	(1,095,174)	(715,996)	(10,356,068)	(8,904,180)
Net increase (decrease)	(245,112)	344,161	$ (1,703,903)	$ 4,285,290
Class C
Shares sold	1,862,954	1,762,544	$ 18,285,509	$ 21,931,918
Reinvestment of distributions	257,190	147,692	2,586,187	1,855,516
Shares redeemed	(1,826,626)	(938,455)	(17,084,660)	(11,655,229)
Net increase (decrease)	293,518	971,781	$ 3,787,036	$ 12,132,205
Institutional Class
Shares sold	6,396,847	4,107,174	$ 66,855,852	$ 52,023,759
Reinvestment of distributions	480,395	177,571	4,619,510	2,253,324
Shares redeemed	(3,018,599)	(1,687,314)	(28,959,207)	(21,403,007)
Net increase (decrease)	3,858,643	2,597,431	$ 42,516,155	$ 32,874,076

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Advisor Freedom 2020
Class A
Shares sold	42,768,917	38,566,894	$ 438,011,578	$ 525,160,644
Reinvestment of distributions	4,520,276	1,874,481	47,381,140	25,889,867
Shares redeemed	(26,063,863)	(14,579,291)	(259,723,487)	(197,670,315)
Net increase (decrease)	21,225,330	25,862,084	$ 225,669,231	$ 353,380,196
Class T
Shares sold	18,886,061	15,080,905	$ 186,399,308	$ 205,467,830
Reinvestment of distributions	2,337,116	1,251,431	24,805,802	17,269,011
Shares redeemed	(14,070,253)	(12,338,940)	(140,504,124)	(168,368,029)
Net increase (decrease)	7,152,924	3,993,396	$ 70,700,986	$ 54,368,812
Class B
Shares sold	1,103,375	1,397,786	$ 11,809,274	$ 18,987,125
Reinvestment of distributions	360,923	206,609	3,962,480	2,841,914
Shares redeemed	(1,839,222)	(979,173)	(18,050,005)	(13,271,484)
Net increase (decrease)	(374,924)	625,222	$ (2,278,251)	$ 8,557,555
Class C
Shares sold	2,884,143	2,950,874	$ 29,790,918	$ 40,072,501
Reinvestment of distributions	361,443	193,944	3,933,566	2,664,764
Shares redeemed	(2,865,470)	(1,961,725)	(27,955,288)	(26,617,780)
Net increase (decrease)	380,116	1,183,093	$ 5,769,196	$ 16,119,485
Institutional Class
Shares sold	8,703,199	5,531,638	$ 92,686,776	$ 76,296,447
Reinvestment of distributions	630,394	196,081	6,383,899	2,719,400
Shares redeemed	(2,981,000)	(1,698,087)	(29,805,650)	(23,097,020)
Net increase (decrease)	6,352,593	4,029,632	$ 69,265,025	$ 55,918,827
Advisor Freedom 2025
Class A
Shares sold	36,598,209	31,444,214	$ 351,257,221	$ 413,397,979
Reinvestment of distributions	3,228,324	1,193,033	32,255,912	15,943,550
Shares redeemed	(17,140,862)	(10,605,763)	(160,248,668)	(138,593,485)
Net increase (decrease)	22,685,671	22,031,484	$ 223,264,465	$ 290,748,044
Class T
Shares sold	9,116,017	7,320,665	$ 86,676,520	$ 96,719,142
Reinvestment of distributions	882,777	451,032	9,017,264	6,039,311
Shares redeemed	(5,644,264)	(5,426,572)	(53,391,522)	(71,792,696)
Net increase (decrease)	4,354,530	2,345,125	$ 42,302,262	$ 30,965,757
Class B
Shares sold	743,353	1,032,697	$ 7,578,046	$ 13,514,621
Reinvestment of distributions	179,009	94,056	1,884,532	1,250,009
Shares redeemed	(812,754)	(523,284)	(7,458,928)	(6,862,113)
Net increase (decrease)	109,608	603,469	$ 2,003,650	$ 7,902,517
Class C
Shares sold	1,719,703	1,232,948	$ 16,055,880	$ 16,188,203
Reinvestment of distributions	173,569	81,325	1,792,762	1,080,397
Shares redeemed	(960,545)	(519,398)	(8,431,223)	(6,755,133)
Net increase (decrease)	932,727	794,875	$ 9,417,419	$ 10,513,467
Institutional Class
Shares sold	7,043,431	4,059,864	$ 74,326,650	$ 54,260,664
Reinvestment of distributions	412,243	99,805	3,981,166	1,339,601
Shares redeemed	(2,496,321)	(942,331)	(24,805,293)	(12,524,147)
Net increase (decrease)	4,959,353	3,217,338	$ 53,502,523	$ 43,076,118
Advisor Freedom 2030
Class A
Shares sold	36,571,859	31,843,152	$ 369,068,951	$ 459,602,140
Reinvestment of distributions	3,333,735	1,221,831	36,933,871	17,967,778
Shares redeemed	(18,526,964)	(9,968,940)	(184,096,059)	(142,503,129)
Net increase (decrease)	21,378,630	23,096,043	$ 221,906,763	$ 335,066,789

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Class T
Shares sold	15,493,194	11,245,298	$ 151,841,595	$ 162,101,126
Reinvestment of distributions	1,467,862	752,594	16,407,269	11,039,870
Shares redeemed	(8,605,624)	(9,323,237)	(87,102,297)	(135,908,919)
Net increase (decrease)	8,355,432	2,674,655	$ 81,146,567	$ 37,232,077
Class B
Shares sold	853,353	1,094,290	$ 9,110,199	$ 15,718,712
Reinvestment of distributions	234,952	130,528	2,754,171	1,905,487
Shares redeemed	(998,967)	(658,615)	(9,944,194)	(9,302,781)
Net increase (decrease)	89,338	566,203	$ 1,920,176	$ 8,321,418
Class C
Shares sold	1,778,130	1,428,374	$ 17,627,965	$ 20,470,871
Reinvestment of distributions	229,804	119,323	2,662,650	1,741,917
Shares redeemed	(1,190,976)	(925,108)	(11,472,328)	(13,146,909)
Net increase (decrease)	816,958	622,589	$ 8,818,287	$ 9,065,879
Institutional Class
Shares sold	7,173,836	4,311,519	$ 74,902,303	$ 62,949,526
Reinvestment of distributions	456,149	122,302	4,820,536	1,804,784
Shares redeemed	(2,109,452)	(998,614)	(21,087,016)	(14,596,036)
Net increase (decrease)	5,520,533	3,435,207	$ 58,635,823	$ 50,158,274
Advisor Freedom 2035
Class A
Shares sold	24,984,613	21,196,181	$ 233,206,889	$ 288,304,008
Reinvestment of distributions	1,840,329	582,502	18,981,347	8,092,022
Shares redeemed	(9,851,227)	(5,766,443)	(92,108,084)	(77,817,751)
Net increase (decrease)	16,973,715	16,012,240	$ 160,080,152	$ 218,578,279
Class T
Shares sold	5,952,168	4,490,317	$ 55,077,528	$ 61,032,845
Reinvestment of distributions	492,541	230,541	5,172,978	3,188,274
Shares redeemed	(3,034,429)	(3,046,746)	(28,314,087)	(41,592,325)
Net increase (decrease)	3,410,280	1,674,112	$ 31,936,419	$ 22,628,794
Class B
Shares sold	579,388	727,943	$ 5,700,656	$ 9,848,745
Reinvestment of distributions	114,147	55,321	1,248,634	760,291
Shares redeemed	(425,319)	(268,514)	(3,994,907)	(3,598,845)
Net increase (decrease)	268,216	514,750	$ 2,954,383	$ 7,010,191
Class C
Shares sold	1,020,539	744,599	$ 9,370,199	$ 10,054,795
Reinvestment of distributions	96,416	43,460	1,041,544	597,725
Shares redeemed	(479,767)	(349,529)	(4,400,281)	(4,698,348)
Net increase (decrease)	637,188	438,530	$ 6,011,462	$ 5,954,172
Institutional Class
Shares sold	4,318,097	2,734,548	$ 43,926,192	$ 37,807,044
Reinvestment of distributions	233,544	53,535	2,312,872	746,046
Shares redeemed	(1,210,387)	(543,000)	(11,613,780)	(7,395,551)
Net increase (decrease)	3,341,254	2,245,083	$ 34,625,284	$ 31,157,539
Advisor Freedom 2040
Class A
Shares sold	22,907,802	19,155,475	$ 229,408,437	$ 285,070,394
Reinvestment of distributions	2,235,268	880,790	25,465,481	13,339,232
Shares redeemed	(11,591,220)	(6,437,466)	(118,053,909)	(95,274,858)
Net increase (decrease)	13,551,850	13,598,799	$ 136,820,009	$ 203,134,768
Class T
Shares sold	11,685,682	8,339,567	$ 115,123,107	$ 123,585,235
Reinvestment of distributions	1,168,582	596,272	13,493,008	9,006,999
Shares redeemed	(6,458,211)	(6,451,723)	(67,074,170)	(96,064,959)
Net increase (decrease)	6,396,053	2,484,116	$ 61,541,945	$ 36,527,275

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Class B
Shares sold	697,441	1,033,232	$ 7,381,584	$ 15,187,232
Reinvestment of distributions	205,367	108,535	2,471,340	1,628,020
Shares redeemed	(768,134)	(528,583)	(7,870,942)	(7,760,981)
Net increase (decrease)	134,674	613,184	$ 1,981,982	$ 9,054,271
Class C
Shares sold	1,430,154	1,171,341	$ 14,372,126	$ 17,304,375
Reinvestment of distributions	222,333	118,241	2,652,427	1,773,152
Shares redeemed	(1,186,886)	(943,498)	(11,203,689)	(13,863,706)
Net increase (decrease)	465,601	346,084	$ 5,820,864	$ 5,213,821
Institutional Class
Shares sold	5,128,738	2,783,889	$ 52,025,528	$ 41,634,833
Reinvestment of distributions	301,181	84,901	3,256,018	1,289,408
Shares redeemed	(1,363,335)	(761,479)	(14,118,456)	(11,355,666)
Net increase (decrease)	4,066,584	2,107,311	$ 41,163,090	$ 31,568,575
Advisor Freedom 2045
Class A
Shares sold	10,501,973	5,976,822	$ 79,738,869	$ 67,538,170
Reinvestment of distributions	402,720	66,457	3,193,824	771,955
Shares redeemed	(2,847,127)	(1,235,991)	(21,159,265)	(13,806,904)
Net increase (decrease)	8,057,566	4,807,288	$ 61,773,428	$ 54,503,221
Class T
Shares sold	2,641,382	1,134,327	$ 19,692,407	$ 12,786,797
Reinvestment of distributions	78,999	13,886	621,637	161,155
Shares redeemed	(760,540)	(317,499)	(5,831,312)	(3,582,304)
Net increase (decrease)	1,959,841	830,714	$ 14,482,732	$ 9,365,648
Class B
Shares sold	201,093	197,272	$ 1,704,203	$ 2,237,639
Reinvestment of distributions	11,604	2,563	99,161	29,677
Shares redeemed	(69,458)	(30,565)	(523,370)	(338,933)
Net increase (decrease)	143,239	169,270	$ 1,279,994	$ 1,928,383
Class C
Shares sold	340,192	215,629	$ 2,575,960	$ 2,436,801
Reinvestment of distributions	12,674	2,506	105,589	28,989
Shares redeemed	(81,675)	(42,119)	(587,757)	(465,838)
Net increase (decrease)	271,191	176,016	$ 2,093,792	$ 1,999,952
Institutional Class
Shares sold	1,743,476	707,070	$ 13,791,749	$ 8,153,318
Reinvestment of distributions	54,380	9,019	416,004	105,051
Shares redeemed	(376,442)	(136,245)	(3,079,340)	(1,544,477)
Net increase (decrease)	1,421,414	579,844	$ 11,128,413	$ 6,713,892
Advisor Freedom 2050
Class A
Shares sold	7,208,292	5,070,025	$ 52,190,277	$ 57,527,193
Reinvestment of distributions	338,127	71,419	2,729,949	828,089
Shares redeemed	(2,726,472)	(959,527)	(20,275,710)	(10,623,621)
Net increase (decrease)	4,819,947	4,181,917	$ 34,644,516	$ 47,731,661
Class T
Shares sold	3,043,075	1,657,861	$ 22,952,674	$ 18,728,257
Reinvestment of distributions	103,511	17,173	821,243	198,763
Shares redeemed	(874,640)	(523,844)	(6,429,499)	(5,932,648)
Net increase (decrease)	2,271,946	1,151,190	$ 17,344,418	$ 12,994,372
Class B
Shares sold	270,438	258,344	$ 2,159,352	$ 2,916,138
Reinvestment of distributions	16,859	3,848	143,208	44,456
Shares redeemed	(72,982)	(36,465)	(547,997)	(402,811)
Net increase (decrease)	214,315	225,727	$ 1,754,563	$ 2,557,783

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2009	2008	2009	2008
Class C
Shares sold	515,969	525,005	$ 3,934,942	$ 5,945,473
Reinvestment of distributions	25,508	5,664	214,919	65,337
Shares redeemed	(110,097)	(143,070)	(804,741)	(1,603,259)
Net increase (decrease)	431,380	387,599	$ 3,345,120	$ 4,407,551
Institutional Class
Shares sold	2,337,700	808,048	$ 17,484,042	$ 9,192,394
Reinvestment of distributions	72,013	8,828	526,754	102,543
Shares redeemed	(442,034)	(240,435)	(3,255,730)	(2,729,116)
Net increase (decrease)	1,967,679	576,441	$ 14,755,066	$ 6,565,821

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	46%
Fidelity Advisor High Income Advantage Fund	22%
Fidelity Advisor Large Cap Fund	60%
Fidelity Advisor Overseas Fund	46%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Advisor Freedom Fund, and review each Advisor Freedom Fund's performance. If the interests of an Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 161 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001
Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the Board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006) and Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Michael E. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (55)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/04/09	05/01/09	$.014	-
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/18/09	05/15/09	$0.039	-
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/18/09	05/15/09	$0.04	-
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/18/09	05/15/09	$0.038	-
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/18/09	05/15/09	$0.032	-
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/18/09	05/15/09	$0.028	-
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/18/09	05/15/09	$0.019	$0.005
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/18/09	05/15/09	$0.021	-
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/18/09	05/15/09	$0.023	-
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/18/09	05/15/09	$0.017	-
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/18/09	05/15/09	$0.013	-

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	2.8914%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2008	7%
June 2008	6%
July 2008	6%
August 2008	7%
September 2008	6%
October 2008	6%
November 2008	7%
December 2008 (Ex-Date 12/05/08)	6%
December 2008 (Ex-Date 12/26/08)	7%
February 2009	1%
March 2009	1%
Fidelity Advisor Freedom 2005 Fund
May 2008	1%
December 2008	13%
Fidelity Advisor Freedom 2010 Fund
May 2008	1%
December 2008	14%
Fidelity Advisor Freedom 2015 Fund
May 2008	1%
December 2008	15%
Fidelity Advisor Freedom 2020 Fund
May 2008	2%
December 2008	20%
Fidelity Advisor Freedom 2025 Fund
May 2008	5%
December 2008	22%
Fidelity Advisor Freedom 2030 Fund
May 2008	6%
December 2008	29%
Fidelity Advisor Freedom 2035 Fund
May 2008	3%
December 2008	32%
Fidelity Advisor Freedom 2040 Fund
May 2008	7%
December 2008	33%
Fidelity Advisor Freedom 2045 Fund
May 2008	12%
December 2008	33%
Fidelity Advisor Freedom 2050 Fund
May 2008	4%
December 2008	37%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Fidelity Advisor Freedom Income Fund
April 2008	1%
May 2008	7%
June 2008	7%
July 2008	7%
August 2008	7%
September 2008	7%
October 2008	7%
November 2008	7%
December 2008 (Ex-Date 12/05/08)	7%
December 2008 (Ex-Date 12/26/08)	8%
February 2009	2%
March 2009	2%
Fidelity Advisor Freedom 2005 Fund
May 2008	2%
December 2008	21%
Fidelity Advisor Freedom 2010 Fund
May 2008	2%
December 2008	23%
Fidelity Advisor Freedom 2015 Fund
May 2008	2%
December 2008	25%
Fidelity Advisor Freedom 2020 Fund
May 2008	3%
December 2008	33%
Fidelity Advisor Freedom 2025 Fund
May 2008	9%
December 2008	37%
Fidelity Advisor Freedom 2030 Fund
May 2008	10%
December 2008	49%
Fidelity Advisor Freedom 2035 Fund
May 2008	4%
December 2008	53%
Fidelity Advisor Freedom 2040 Fund
May 2008	10%
December 2008	54%
Fidelity Advisor Freedom 2045 Fund
May 2008	19%
December 2008	57%
Fidelity Advisor Freedom 2050 Fund
May 2008	13%
December 2008	67%

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFFI-UANN-0509
1.792135.105

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund®	-11.97%	0.48%	2.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on March 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund®	-13.60%	0.30%	2.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on March 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2005 Fund®	-23.91%	-1.31%	-0.28%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund®	-25.06%	-1.45%	1.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on March 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2015 Fund®	-26.45%	-1.35%	-0.16%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund®	-31.39%	-2.35%	0.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on March 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2025 Fund®	-32.84%	-2.67%	-1.26%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund®	-36.25%	-3.46%	-0.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on March 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2035 Fund®	-37.11%	-3.64%	-2.09%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2040 Fund®	-38.20%	-3.88%	-4.48%

A From September 6, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Life of fund A
Fidelity Freedom 2045 Fund®	-38.60%	-13.59%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2009	Past 1 year	Life of fund A
Fidelity Freedom 2050 Fund®	-40.19%	-14.46%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Although an equity rally in the final weeks of the period seemed a welcome sight for beleaguered investors, most looked back on the year ending March 31, 2009, with little reason to smile amid ongoing concerns about slowing global growth and a virtual drying-up of credit availability. A massive flight to quality and away from risk defined the markets during the past year, and even the U.S. government's aggressive moves to unfreeze credit, stabilize the financial system and reignite the domestic economy did little to bring investors back into stocks until late in the period. The Standard & Poor's 500SM Index returned -38.09%, with none of its market sectors able to break into positive ground. The blue-chip Dow Jones Industrial AverageSM posted a mark of -35.94%, and the technology-laden NASDAQ Composite® Index saw a -32.29% return. International equities fared even worse, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - returning -46.42%. Investors' flight to quality also affected the fixed-income markets, with securities explicitly or implicitly backed by the U.S. government far outperforming those further out on the risk spectrum. Accordingly, the Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment grade debt universe - gained 3.13% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bill Index, posted a 1.31% annual return. High-yield bonds, however, suffered greatly from the flight to quality, with the benchmark Merrill Lynch® U.S. High Yield Master II Constrained Index returning -19.65%.

Comments from Christopher Sharpe and Jonathan Shelon, Co-Portfolio Managers of Fidelity Freedom Funds®: The Freedom Funds age-based portfolios all had negative absolute returns for the 12-month period. (For specific performance results, please refer to the performance section of this report.) These results mirrored those of the global capital markets, reflecting a period of extreme volatility and poor performance for virtually all asset classes except those secured in some way by the federal government. Accordingly, the shorter-dated and more conservatively positioned Funds - those with greater exposure to fixed-income securities - posted less-negative returns than the longer-dated and more aggressively positioned Funds, whose asset allocation is, by design, more tilted toward equities. In relative terms, however, all of the Funds underperformed their Composite indexes, mainly because of weak returns from the underlying mutual funds within our domestic equity and investment-grade bond allocations.

Note to shareholders: During the past year, four new underlying funds were added to the Freedom Funds structure. In the domestic equity allocation, we transitioned to two new funds dedicated strictly for use in Fidelity fund-of-fund products - Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund - which allows Jonathan and me to better control the Freedom Funds' overall sector exposures. These additions replaced Fidelity Mid-Cap Stock Fund and Fidelity OTC Portfolio and will ultimately replace Fidelity Value Fund. In the international equity space, we added Fidelity Series Emerging Markets Fund. In the investment-grade bond allocation, we added Fidelity Series Investment Grade Bond Fund - a dedicated fund-of-funds product that invests in investment-grade debt securities of all types - replacing Fidelity Intermediate Bond Fund and Fidelity Investment Grade Bond Fund and ultimately intended to replace Fidelity Government Income Fund. Fidelity Total Bond Fund is expected to be removed as an underlying fund over time. We consistently monitor the structure of the Freedom Funds' product line to ensure that our asset allocation approach is appropriate to current conditions and also so that we can more-effectively manage the risk/return characteristics of the product line.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Freedom Income	0.00%
Actual		$ 1,000.00	$ 913.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2000	0.00%
Actual		$ 1,000.00	$ 901.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2005	0.00%
Actual		$ 1,000.00	$ 826.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2010	0.00%
Actual		$ 1,000.00	$ 817.90	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2015	0.00%
Actual		$ 1,000.00	$ 807.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2020	0.00%
Actual		$ 1,000.00	$ 767.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2025	0.00%
Actual		$ 1,000.00	$ 754.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2030	0.00%
Actual		$ 1,000.00	$ 725.60	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Freedom 2035	0.00%
Actual		$ 1,000.00	$ 718.10	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2040	0.00%
Actual		$ 1,000.00	$ 707.70	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2045	0.00%
Actual		$ 1,000.00	$ 705.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2050	0.00%
Actual		$ 1,000.00	$ 692.50	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Fidelity Freedom Income

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.0	3.0
Fidelity Blue Chip Growth Fund	0.9	0.9
Fidelity Disciplined Equity Fund	3.9	3.8
Fidelity Equity-Income Fund	3.5	3.7
Fidelity Growth Company Fund	3.1	2.5
Fidelity Mid-Cap Stock Fund	0.0	1.1
Fidelity OTC Portfolio	0.0	0.2
Fidelity Series All-Sector Equity Fund	2.2	0.0
Fidelity Series Large Cap Value Fund	1.8	0.0
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Opportunities Fund	0.5	0.6
Fidelity Small Cap Value Fund	0.3	0.3
Fidelity Value Fund	0.9	2.2
	20.4	18.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.4
Fidelity High Income Fund	2.3	2.4
	4.5	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.0	10.1
Fidelity Intermediate Bond Fund	0.0	5.1
Fidelity Investment Grade Bond Fund	0.0	8.6
Fidelity Series Investment Grade Bond Fund	19.8	0.0
Fidelity Strategic Real Return Fund	6.2	6.8
Fidelity Total Bond Fund	5.4	5.0
	35.4	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	19.8	20.8
Fidelity Short-Term Bond Fund	19.9	20.2
	39.7	41.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.4%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	35.4%
Short-Term Funds	39.7%

Six months ago
Domestic Equity Funds	18.6%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	41.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009.

Annual Report

Fidelity Freedom Income

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.4%
	Shares	Value
Domestic Equity Funds - 20.4%
Fidelity 100 Index Fund	11,320,635	$ 66,225,713
Fidelity Blue Chip Growth Fund	827,305	20,666,071
Fidelity Disciplined Equity Fund	5,556,178	85,954,075
Fidelity Equity-Income Fund	2,826,581	75,611,053
Fidelity Growth Company Fund	1,394,497	66,517,484
Fidelity Series All-Sector Equity Fund	5,683,053	47,339,828
Fidelity Series Large Cap Value Fund	4,599,263	38,725,796
Fidelity Small Cap Growth Fund (a)	780,564	6,322,566
Fidelity Small Cap Opportunities Fund	2,088,700	10,359,954
Fidelity Small Cap Value Fund	767,028	6,274,286
Fidelity Value Fund	589,103	20,106,074
TOTAL EQUITY FUNDS (Cost $634,434,018)		444,102,900
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	8,596,667	47,711,503
Fidelity High Income Fund	8,270,892	51,527,656
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,239,159

	Shares	Value
Investment Grade Fixed-Income Funds - 35.4%
Fidelity Government Income Fund	7,916,443	$ 86,289,228
Fidelity Series Investment Grade Bond Fund	40,889,278	431,381,879
Fidelity Strategic Real Return Fund	20,054,875	135,771,506
Fidelity Total Bond Fund	12,618,099	117,348,323
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		770,790,936
TOTAL FIXED-INCOME FUNDS (Cost $973,533,031)		870,030,095
Short-Term Funds - 39.7%

Fidelity Institutional Money Market Portfolio Institutional Class	432,614,728	432,614,728
Fidelity Short-Term Bond Fund	54,487,684	433,177,089
TOTAL SHORT-TERM FUNDS (Cost $912,673,261)		865,791,817
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,520,640,310)		$ 2,179,924,812
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,179,924,812	$ 2,179,924,812	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $8,879,718 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $60,177,935 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $2,520,640,310) - See accompanying schedule		$ 2,179,924,812
Receivable for investments sold		3,331,191
Receivable for fund shares sold		3,956,126
Distributions receivable from underlying funds		1,196,106
Total assets		2,188,408,235

Liabilities
Payable to custodian bank	$ 166,896
Payable for fund shares redeemed	8,335,542
Total liabilities		8,502,438

Net Assets		$ 2,179,905,797
Net Assets consist of:
Paid in capital		$ 2,593,935,977
Undistributed net investment income		5,288,956
Accumulated undistributed net realized gain (loss) on investments		(78,603,638)
Net unrealized appreciation (depreciation) on investments		(340,715,498)
Net Assets, for 232,537,291 shares outstanding		$ 2,179,905,797
Net Asset Value, offering price and redemption price per share ($2,179,905,797 ÷ 232,537,291 shares)		$ 9.37

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 82,712,771
Interest		8
Total income		82,712,779

Expenses
Independent trustees' compensation	$ 9,669
Total expenses before reductions	9,669
Expense reductions	(9,669)	-
Net investment income (loss)		82,712,779
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(76,247,719)
Capital gain distributions from underlying funds	13,097,968	(63,149,751)
Change in net unrealized appreciation (depreciation) on underlying funds		(328,307,853)
Net gain (loss)		(391,457,604)
Net increase (decrease) in net assets resulting from operations		$ (308,744,825)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,712,779	$ 100,864,881
Net realized gain (loss)	(63,149,751)	42,210,494
Change in net unrealized appreciation (depreciation)	(328,307,853)	(108,292,381)
Net increase (decrease) in net assets resulting from operations	(308,744,825)	34,782,994
Distributions to shareholders from net investment income	(85,740,027)	(100,493,066)
Distributions to shareholders from net realized gain	(34,333,021)	(36,169,480)
Total distributions	(120,073,048)	(136,662,546)
Share transactions Proceeds from sales of shares	1,080,534,168	1,126,940,843
Reinvestment of distributions	118,782,389	135,207,956
Cost of shares redeemed	(1,113,768,808)	(1,013,370,607)
Net increase (decrease) in net assets resulting from share transactions	85,547,749	248,778,192
Total increase (decrease) in net assets	(343,270,124)	146,898,640

Net Assets
Beginning of period	2,523,175,921	2,376,277,281
End of period (including undistributed net investment income of $5,288,956 and undistributed net investment income of $9,035,383, respectively)	$ 2,179,905,797	$ 2,523,175,921
Other Information Shares
Sold	106,054,838	97,663,304
Issued in reinvestment of distributions	11,465,938	11,693,139
Redeemed	(110,395,824)	(87,782,371)
Net increase (decrease)	7,124,952	21,574,072

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.66	$ 11.49	$ 11.20	$ 11.24
Income from Investment Operations
Net investment income (loss) B	.36	.47	.44	.35	.22
Net realized and unrealized gain (loss)	(1.66)	(.30)	.29	.28	(.01)
Total from investment operations	(1.30)	.17	.73	.63	.21
Distributions from net investment income	(.37)	(.47)	(.44)	(.31)	(.23)
Distributions from net realized gain	(.15)	(.17)	(.12)	(.03)	(.02)
Total distributions	(.52)	(.64)	(.56)	(.34)	(.25)
Net asset value, end of period	$ 9.37	$ 11.19	$ 11.66	$ 11.49	$ 11.20
Total Return A	(11.97)%	1.41%	6.54%	5.71%	1.86%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	3.46%	4.06%	3.81%	3.07%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,179,906	$ 2,523,176	$ 2,376,277	$ 2,132,031	$ 1,944,903
Portfolio turnover rate	35%	33%	26%	18%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	3.5	3.7
Fidelity Blue Chip Growth Fund	1.1	1.1
Fidelity Disciplined Equity Fund	4.5	4.5
Fidelity Equity-Income Fund	4.0	4.5
Fidelity Growth Company Fund	3.5	3.0
Fidelity Mid-Cap Stock Fund	0.0	1.3
Fidelity OTC Portfolio	0.0	0.2
Fidelity Series All-Sector Equity Fund	2.4	0.0
Fidelity Series Large Cap Value Fund	1.9	0.0
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Opportunities Fund	0.5	0.7
Fidelity Small Cap Value Fund	0.3	0.4
Fidelity Value Fund	1.1	2.7
	23.1	22.4
International Equity Funds
Fidelity Diversified International Fund	0.1	0.1
Fidelity Europe Fund	0.0*	0.1
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.1	0.1
Fidelity Series Emerging Markets Fund	0.0*	0.0
Fidelity Southeast Asia Fund	0.0*	0.0*
	0.3	0.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.4
Fidelity High Income Fund	2.4	2.4
	4.6	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.9	9.3
Fidelity Intermediate Bond Fund	0.0	4.4
Fidelity Investment Grade Bond Fund	0.0	7.4
Fidelity Series Investment Grade Bond Fund	17.4	0.0
Fidelity Strategic Real Return Fund	5.7	6.2
Fidelity Total Bond Fund	5.2	4.7
	32.2	32.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	19.9	20.4
Fidelity Short-Term Bond Fund	19.9	20.0
	39.8	40.4
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	23.1%
International Equity Funds	0.3%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	39.8%

Six months ago
Domestic Equity Funds	22.4%
International Equity Funds	0.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	32.0%
Short-Term Funds	40.4%

Expected
Domestic Equity Funds	22.1%
International Equity Funds	0.1%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	33.1%
Short-Term Funds	39.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 23.4%
	Shares	Value
Domestic Equity Funds - 23.1%
Fidelity 100 Index Fund	8,669,802	$ 50,718,343
Fidelity Blue Chip Growth Fund	635,813	15,882,597
Fidelity Disciplined Equity Fund	4,176,263	64,606,796
Fidelity Equity-Income Fund	2,141,963	57,297,516
Fidelity Growth Company Fund	1,046,422	49,914,349
Fidelity Series All-Sector Equity Fund	4,097,547	34,132,570
Fidelity Series Large Cap Value Fund	3,300,314	27,788,644
Fidelity Small Cap Growth Fund (a)	595,915	4,826,908
Fidelity Small Cap Opportunities Fund	1,605,504	7,963,300
Fidelity Small Cap Value Fund	590,647	4,831,491
Fidelity Value Fund	467,769	15,964,962
TOTAL DOMESTIC EQUITY FUNDS		333,927,476
International Equity Funds - 0.3%
Fidelity Diversified International Fund	63,949	1,213,115
Fidelity Europe Fund	26,116	515,264
Fidelity Japan Fund	80,572	636,519
Fidelity Overseas Fund	51,546	1,102,055
Fidelity Series Emerging Markets Fund	2,461	25,205
Fidelity Southeast Asia Fund	122	2,190
TOTAL INTERNATIONAL EQUITY FUNDS		3,494,348
TOTAL EQUITY FUNDS (Cost $490,879,458)		337,421,824
Fixed-Income Funds - 36.8%
	Shares	Value
High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	5,710,014	$ 31,690,580
Fidelity High Income Fund	5,553,969	34,601,225
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,291,805
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Government Income Fund	5,128,843	55,904,391
Fidelity Series Investment Grade Bond Fund	23,787,782	250,961,099
Fidelity Strategic Real Return Fund	12,297,045	83,250,995
Fidelity Total Bond Fund	8,053,237	74,895,101
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		465,011,586
TOTAL FIXED-INCOME FUNDS (Cost $597,538,068)		531,303,391
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Institutional Class	287,056,511	287,056,511
Fidelity Short-Term Bond Fund	36,197,309	287,768,604
TOTAL SHORT-TERM FUNDS (Cost $606,083,235)		574,825,115
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,694,500,761)		$ 1,443,550,330
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,443,550,330	$ 1,443,550,330	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $7,629,953 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $33,996,203 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,694,500,761) - See accompanying schedule		$ 1,443,550,330
Receivable for investments sold		68,008,819
Receivable for fund shares sold		2,256,479
Distributions receivable from underlying funds		693,727
Total assets		1,514,509,355

Liabilities
Payable to custodian bank	$ 65,703,150
Payable for investments purchased	52
Payable for fund shares redeemed	5,261,995
Total liabilities		70,965,197

Net Assets		$ 1,443,544,158
Net Assets consist of:
Paid in capital		$ 1,736,888,649
Undistributed net investment income		8,305,130
Accumulated undistributed net realized gain (loss) on investments		(50,699,190)
Net unrealized appreciation (depreciation) on investments		(250,950,431)
Net Assets, for 146,414,480 shares outstanding		$ 1,443,544,158
Net Asset Value, offering price and redemption price per share ($1,443,544,158 ÷ 146,414,480 shares)		$ 9.86

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 54,145,201

Expenses
Independent trustees' compensation	$ 6,609
Total expenses before reductions	6,609
Expense reductions	(6,609)	-
Net investment income (loss)		54,145,201
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(48,730,405)
Capital gain distributions from underlying funds	8,372,184	(40,358,221)
Change in net unrealized appreciation (depreciation) on underlying funds		(250,752,946)
Net gain (loss)		(291,111,167)
Net increase (decrease) in net assets resulting from operations		$ (236,965,966)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,145,201	$ 66,729,477
Net realized gain (loss)	(40,358,221)	43,140,445
Change in net unrealized appreciation (depreciation)	(250,752,946)	(88,673,223)
Net increase (decrease) in net assets resulting from operations	(236,965,966)	21,196,699
Distributions to shareholders from net investment income	(59,179,421)	(66,254,619)
Distributions to shareholders from net realized gain	(30,793,930)	(36,928,125)
Total distributions	(89,973,351)	(103,182,744)
Share transactions Proceeds from sales of shares	641,161,913	659,430,862
Reinvestment of distributions	89,555,637	102,655,686
Cost of shares redeemed	(741,036,866)	(593,675,005)
Net increase (decrease) in net assets resulting from share transactions	(10,319,316)	168,411,543
Total increase (decrease) in net assets	(337,258,633)	86,425,498

Net Assets
Beginning of period	1,780,802,791	1,694,377,293
End of period (including undistributed net investment income of $8,305,130 and undistributed net investment income of $13,282,307, respectively)	$ 1,443,544,158	$ 1,780,802,791
Other Information Shares
Sold	58,941,951	52,533,693
Issued in reinvestment of distributions	8,333,416	8,231,093
Redeemed	(68,297,699)	(47,195,509)
Net increase (decrease)	(1,022,332)	13,569,277

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 12.66	$ 12.41	$ 12.00	$ 11.97
Income from Investment Operations
Net investment income (loss) B	.37	.48	.44	.36	.24
Net realized and unrealized gain (loss)	(1.97)	(.31)	.38	.40	.02
Total from investment operations	(1.60)	.17	.82	.76	.26
Distributions from net investment income	(.41)	(.48)	(.43)	(.33)	(.23)
Distributions from net realized gain	(.21)	(.27)	(.14)	(.02)	-
Total distributions	(.62)	(.75)	(.57)	(.35)	(.23)
Net asset value, end of period	$ 9.86	$ 12.08	$ 12.66	$ 12.41	$ 12.00
Total Return A	(13.60)%	1.23%	6.72%	6.40%	2.18%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	3.33%	3.80%	3.54%	2.98%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443,544	$ 1,780,803	$ 1,694,377	$ 1,601,127	$ 1,575,894
Portfolio turnover rate	33%	36%	34%	20%	11%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	5.8	6.0
Fidelity Blue Chip Growth Fund	1.8	2.0
Fidelity Disciplined Equity Fund	7.4	7.4
Fidelity Equity-Income Fund	6.1	7.4
Fidelity Growth Company Fund	5.8	4.9
Fidelity Mid-Cap Stock Fund	0.0	2.2
Fidelity OTC Portfolio	0.0	0.5
Fidelity Series All-Sector Equity Fund	4.3	0.0
Fidelity Series Large Cap Value Fund	3.7	0.0
Fidelity Small Cap Growth Fund	0.5	0.6
Fidelity Small Cap Opportunities Fund	0.9	1.1
Fidelity Small Cap Value Fund	0.6	0.6
Fidelity Value Fund	1.9	4.6
	38.8	37.3
International Equity Funds
Fidelity Diversified International Fund	2.8	2.3
Fidelity Europe Fund	1.8	2.3
Fidelity Japan Fund	0.6	0.7
Fidelity Overseas Fund	2.7	2.2
Fidelity Series Emerging Markets Fund	0.3	0.0
Fidelity Southeast Asia Fund	0.2	0.3
	8.4	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity High Income Fund	2.7	2.5
	5.1	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.9	9.7
Fidelity Intermediate Bond Fund	0.0	4.6
Fidelity Investment Grade Bond Fund	0.0	8.0
Fidelity Series Investment Grade Bond Fund	18.3	0.0
Fidelity Strategic Real Return Fund	6.6	6.8
Fidelity Total Bond Fund	6.6	6.0
	33.4	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.2	7.4
Fidelity Short-Term Bond Fund	7.1	7.4
	14.3	14.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	38.8%
International Equity Funds	8.4%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	14.3%

Six months ago
Domestic Equity Funds	37.3%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	14.8%

Expected
Domestic Equity Funds	37.7%
International Equity Funds	7.7%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	32.6%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 38.8%
Fidelity 100 Index Fund	7,628,483	$ 44,626,626
Fidelity Blue Chip Growth Fund	558,237	13,944,755
Fidelity Disciplined Equity Fund	3,661,103	56,637,262
Fidelity Equity-Income Fund	1,767,482	47,280,138
Fidelity Growth Company Fund	937,209	44,704,867
Fidelity Series All-Sector Equity Fund	4,022,997	33,511,567
Fidelity Series Large Cap Value Fund	3,412,774	28,735,553
Fidelity Small Cap Growth Fund (a)	513,169	4,156,672
Fidelity Small Cap Opportunities Fund	1,418,826	7,037,378
Fidelity Small Cap Value Fund	523,990	4,286,240
Fidelity Value Fund	420,606	14,355,294
TOTAL DOMESTIC EQUITY FUNDS		299,276,352
International Equity Funds - 8.4%
Fidelity Diversified International Fund	1,143,294	21,688,294
Fidelity Europe Fund	697,770	13,767,008
Fidelity Japan Fund	611,252	4,828,887
Fidelity Overseas Fund	987,877	21,120,806
Fidelity Series Emerging Markets Fund	216,119	2,213,055
Fidelity Southeast Asia Fund	67,332	1,207,258
TOTAL INTERNATIONAL EQUITY FUNDS		64,825,308
TOTAL EQUITY FUNDS (Cost $578,311,410)		364,101,660
Fixed-Income Funds - 38.5%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	3,374,982	$ 18,731,148
Fidelity High Income Fund	3,291,769	20,507,719
TOTAL HIGH YIELD FIXED-INCOME FUNDS		39,238,867
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	1,307,758	14,254,560
Fidelity Series Investment Grade Bond Fund	13,392,932	141,295,430
Fidelity Strategic Real Return Fund	7,449,032	50,429,946
Fidelity Total Bond Fund	5,500,553	51,155,146
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		257,135,082
TOTAL FIXED-INCOME FUNDS (Cost $340,759,062)		296,373,949
Short-Term Funds - 14.3%

Fidelity Institutional Money Market Portfolio Institutional Class	55,094,039	55,094,039
Fidelity Short-Term Bond Fund	6,927,387	55,072,728
TOTAL SHORT-TERM FUNDS (Cost $115,724,838)		110,166,767
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,034,795,310)		$ 770,642,376
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 770,642,376	$ 770,642,376	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $15,520,321 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $36,879,888 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $1,034,795,310) - See accompanying schedule		$ 770,642,376
Receivable for investments sold		1,400,441
Receivable for fund shares sold		1,286,892
Distributions receivable from underlying funds		402,162
Total assets		773,731,871

Liabilities
Payable for investments purchased	$ 22
Payable for fund shares redeemed	3,089,539
Total liabilities		3,089,561

Net Assets		$ 770,642,310
Net Assets consist of:
Paid in capital		$ 1,092,750,212
Undistributed net investment income		4,104,201
Accumulated undistributed net realized gain (loss) on investments		(62,059,169)
Net unrealized appreciation (depreciation) on investments		(264,152,934)
Net Assets, for 96,076,636 shares outstanding		$ 770,642,310
Net Asset Value, offering price and redemption price per share ($770,642,310 ÷ 96,076,636 shares)		$ 8.02

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 28,372,555

Expenses
Independent trustees' compensation	$ 3,847
Total expenses before reductions	3,847
Expense reduction	(3,847)	-
Net investment income (loss)		28,372,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(61,790,079)
Capital gain distributions from underlying funds	5,729,843	(56,060,236)
Change in net unrealized appreciation (depreciation) on underlying funds		(228,372,095)
Net gain (loss)		(284,432,331)
Net increase (decrease) in net assets resulting from operations		$ (256,059,776)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,372,555	$ 29,238,980
Net realized gain (loss)	(56,060,236)	32,637,234
Change in net unrealized appreciation (depreciation)	(228,372,095)	(69,852,937)
Net increase (decrease) in net assets resulting from operations	(256,059,776)	(7,976,723)
Distributions to shareholders from net investment income	(30,146,037)	(27,518,399)
Distributions to shareholders from net realized gain	(24,176,253)	(27,410,356)
Total distributions	(54,322,290)	(54,928,755)
Share transactions Proceeds from sales of shares	399,128,096	591,090,786
Reinvestment of distributions	54,069,538	54,688,680
Cost of shares redeemed	(423,876,229)	(398,488,544)
Net increase (decrease) in net assets resulting from share transactions	29,321,405	247,290,922
Total increase (decrease) in net assets	(281,060,661)	184,385,444

Net Assets
Beginning of period	1,051,702,971	867,317,527
End of period (including undistributed net investment income of $4,104,201 and undistributed net investment income of $5,877,684, respectively)	$ 770,642,310	$ 1,051,702,971
Other Information Shares
Sold	41,753,878	49,764,623
Issued in reinvestment of distributions	5,712,030	4,605,980
Redeemed	(45,350,546)	(33,684,559)
Net increase (decrease)	2,115,362	20,686,044

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.84	$ 11.44	$ 10.67	$ 10.48
Income from Investment Operations
Net investment income (loss) B	.29	.35	.31	.28	.23
Net realized and unrealized gain (loss)	(2.88)	(.34)	.62	.78	.13
Total from investment operations	(2.59)	.01	.93	1.06	.36
Distributions from net investment income	(.32)	(.32)	(.29)	(.21)	(.16)
Distributions from net realized gain	(.26)	(.34)	(.24)	(.08)	(.01)
Total distributions	(.58)	(.66)	(.53)	(.29)	(.17)
Net asset value, end of period	$ 8.02	$ 11.19	$ 11.84	$ 11.44	$ 10.67
Total Return A	(23.91)%	(.17)%	8.27%	10.05%	3.44%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	3.03%	2.94%	2.70%	2.55%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 770,642	$ 1,051,703	$ 867,318	$ 530,216	$ 228,244
Portfolio turnover rate	43%	31%	12%	4%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.4	6.6
Fidelity Blue Chip Growth Fund	1.9	1.8
Fidelity Disciplined Equity Fund	7.7	7.8
Fidelity Equity-Income Fund	6.3	7.7
Fidelity Growth Company Fund	6.1	5.1
Fidelity Mid-Cap Stock Fund	0.0	2.4
Fidelity OTC Portfolio	0.0	0.6
Fidelity Series All-Sector Equity Fund	4.3	0.0
Fidelity Series Large Cap Value Fund	3.6	0.0
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Opportunities Fund	1.0	1.1
Fidelity Small Cap Value Fund	0.6	0.6
Fidelity Value Fund	2.0	4.6
	40.5	38.9
International Equity Funds
Fidelity Diversified International Fund	3.3	2.5
Fidelity Europe Fund	1.8	2.7
Fidelity Japan Fund	0.7	0.8
Fidelity Overseas Fund	3.1	2.4
Fidelity Series Emerging Markets Fund	0.5	0.0
Fidelity Southeast Asia Fund	0.2	0.3
	9.6	8.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.5
Fidelity High Income Fund	2.8	2.6
	5.4	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.6	9.1
Fidelity Intermediate Bond Fund	0.0	5.0
Fidelity Investment Grade Bond Fund	0.0	8.9
Fidelity Series Investment Grade Bond Fund	20.4	0.0
Fidelity Strategic Real Return Fund	6.9	7.1
Fidelity Total Bond Fund	6.7	6.0
	34.6	36.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.9	5.6
Fidelity Short-Term Bond Fund	5.0	5.6
	9.9	11.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.5%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	34.6%
Short-Term Funds	9.9%

Six months ago
Domestic Equity Funds	38.9%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	11.2%

Expected
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	34.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 40.5%
Fidelity 100 Index Fund	100,382,540	$ 587,237,860
Fidelity Blue Chip Growth Fund	7,102,224	177,413,555
Fidelity Disciplined Equity Fund	45,650,092	706,206,928
Fidelity Equity-Income Fund	21,639,985	578,869,593
Fidelity Growth Company Fund	11,674,861	556,890,890
Fidelity Series All-Sector Equity Fund	47,253,931	393,625,246
Fidelity Series Large Cap Value Fund	38,475,795	323,966,196
Fidelity Small Cap Growth Fund (a)	6,422,708	52,023,931
Fidelity Small Cap Opportunities Fund	17,429,667	86,451,149
Fidelity Small Cap Value Fund	6,380,448	52,192,066
Fidelity Value Fund	5,391,505	184,012,057
TOTAL DOMESTIC EQUITY FUNDS		3,698,889,471
International Equity Funds - 9.6%
Fidelity Diversified International Fund	15,740,527	298,597,805
Fidelity Europe Fund	8,205,268	161,889,930
Fidelity Japan Fund	8,594,480	67,896,396
Fidelity Overseas Fund	13,519,564	289,048,270
Fidelity Series Emerging Markets Fund	4,187,686	42,881,906
Fidelity Southeast Asia Fund	958,253	17,181,482
TOTAL INTERNATIONAL EQUITY FUNDS		877,495,789
TOTAL EQUITY FUNDS (Cost $6,943,300,786)		4,576,385,260
Fixed-Income Funds - 40.0%
	Shares	Value
High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	42,071,298	$ 233,495,706
Fidelity High Income Fund	41,652,760	259,496,695
TOTAL HIGH YIELD FIXED-INCOME FUNDS		492,992,401
Investment Grade Fixed-Income Funds - 34.6%
Fidelity Government Income Fund	5,475,029	59,677,818
Fidelity Series Investment Grade Bond Fund	176,210,154	1,859,017,127
Fidelity Strategic Real Return Fund	92,637,188	627,153,761
Fidelity Total Bond Fund	65,535,648	609,481,528
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,155,330,234
TOTAL FIXED-INCOME FUNDS (Cost $4,180,138,703)		3,648,322,635
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Institutional Class	451,899,638	451,899,638
Fidelity Short-Term Bond Fund	57,118,439	454,091,590
TOTAL SHORT-TERM FUNDS (Cost $955,142,592)		905,991,228
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,078,582,081)		$ 9,130,699,123
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,130,699,123	$ 9,130,699,123	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $133,502,896 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $553,463,798 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $12,078,582,081) - See accompanying schedule		$ 9,130,699,123
Cash		8
Receivable for investments sold		6,843,243
Receivable for fund shares sold		11,219,244
Distributions receivable from underlying funds		5,648,857
Other receivables		12,206
Total assets		9,154,422,681

Liabilities
Payable for investments purchased	$ 351
Payable for fund shares redeemed	23,713,489
Other payables and accrued expenses	12,203
Total liabilities		23,726,043

Net Assets		$ 9,130,696,638
Net Assets consist of:
Paid in capital		$ 12,835,730,948
Undistributed net investment income		51,085,583
Accumulated undistributed net realized gain (loss) on investments		(808,236,935)
Net unrealized appreciation (depreciation) on investments		(2,947,882,958)
Net Assets, for 924,864,501 shares outstanding		$ 9,130,696,638
Net Asset Value, offering price and redemption price per share ($9,130,696,638 ÷ 924,864,501 shares)		$ 9.87

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 361,239,790
Interest		98
Total income		361,239,888

Expenses
Independent trustees' compensation	$ 49,491
Total expenses before reductions	49,491
Expense reductions	(49,491)	-
Net investment income (loss)		361,239,888
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(799,271,311)
Capital gain distributions from underlying funds	73,227,288	(726,044,023)
Change in net unrealized appreciation (depreciation) on underlying funds		(3,058,321,631)
Net gain (loss)		(3,784,365,654)
Net increase (decrease) in net assets resulting from operations		$ (3,423,125,766)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 361,239,888	$ 402,874,803
Net realized gain (loss)	(726,044,023)	496,683,063
Change in net unrealized appreciation (depreciation)	(3,058,321,631)	(903,941,278)
Net increase (decrease) in net assets resulting from operations	(3,423,125,766)	(4,383,412)
Distributions to shareholders from net investment income	(382,018,505)	(388,589,230)
Distributions to shareholders from net realized gain	(395,115,156)	(429,676,712)
Total distributions	(777,133,661)	(818,265,942)
Share transactions Proceeds from sales of shares	3,295,231,911	5,024,645,662
Reinvestment of distributions	774,423,435	815,754,699
Cost of shares redeemed	(4,642,253,509)	(4,217,097,028)
Net increase (decrease) in net assets resulting from share transactions	(572,598,163)	1,623,303,333
Total increase (decrease) in net assets	(4,772,857,590)	800,653,979

Net Assets
Beginning of period	13,903,554,228	13,102,900,249
End of period (including undistributed net investment income of $51,085,583 and undistributed net investment income of $71,864,200, respectively)	$ 9,130,696,638	$ 13,903,554,228
Other Information Shares
Sold	273,115,016	336,981,437
Issued in reinvestment of distributions	64,698,345	54,630,900
Redeemed	(400,867,695)	(283,585,248)
Net increase (decrease)	(63,054,334)	108,027,089

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 14.89	$ 14.48	$ 13.45	$ 13.31
Income from Investment Operations
Net investment income (loss) B	.37	.43	.39	.35	.28
Net realized and unrealized gain (loss)	(3.77)	(.37)	.77	1.05	.20
Total from investment operations	(3.40)	.06	1.16	1.40	.48
Distributions from net investment income	(.40)	(.41)	(.38)	(.30)	(.29)
Distributions from net realized gain	(.40)	(.47)	(.37)	(.07)	(.05)
Total distributions	(.80)	(.88)	(.75)	(.37)	(.34)
Net asset value, end of period	$ 9.87	$ 14.07	$ 14.89	$ 14.48	$ 13.45
Total Return A	(25.06)%	.14%	8.17%	10.54%	3.59%
Ratios to Average Net Assets C,D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	3.03%	2.86%	2.67%	2.48%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,130,697	$ 13,903,554	$ 13,102,900	$ 10,689,271	$ 8,693,512
Portfolio turnover rate	39%	34%	12%	8%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.1	6.5
Fidelity Blue Chip Growth Fund	2.0	2.2
Fidelity Disciplined Equity Fund	8.1	8.5
Fidelity Equity-Income Fund	6.6	8.5
Fidelity Growth Company Fund	6.4	5.5
Fidelity Mid-Cap Stock Fund	0.0	2.4
Fidelity OTC Portfolio	0.0	0.5
Fidelity Series All-Sector Equity Fund	4.9	0.0
Fidelity Series Large Cap Value Fund	4.2	0.0
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Opportunities Fund	1.0	1.2
Fidelity Small Cap Value Fund	0.6	0.7
Fidelity Value Fund	2.2	5.2
	42.7	41.8
International Equity Funds
Fidelity Diversified International Fund	3.6	2.9
Fidelity Europe Fund	2.1	2.7
Fidelity Japan Fund	0.7	0.8
Fidelity Overseas Fund	3.5	2.8
Fidelity Series Emerging Markets Fund	0.7	0.0
Fidelity Southeast Asia Fund	0.2	0.3
	10.8	9.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity High Income Fund	2.8	2.8
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.6	10.5
Fidelity Intermediate Bond Fund	0.0	4.2
Fidelity Investment Grade Bond Fund	0.0	7.4
Fidelity Series Investment Grade Bond Fund	18.4	0.0
Fidelity Strategic Real Return Fund	6.4	6.6
Fidelity Total Bond Fund	7.0	6.4
	33.4	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.9	4.1
Fidelity Short-Term Bond Fund	3.8	4.0
	7.7	8.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	42.7%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	7.7%

Six months ago
Domestic Equity Funds	41.8%
International Equity Funds	9.5%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	8.1%

Expected
Domestic Equity Funds	41.7%
International Equity Funds	10.4%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	34.0%
Short-Term Funds	8.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.5%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity 100 Index Fund	63,472,087	$ 371,311,708
Fidelity Blue Chip Growth Fund	4,815,778	120,298,131
Fidelity Disciplined Equity Fund	31,907,237	493,604,955
Fidelity Equity-Income Fund	15,079,203	403,368,690
Fidelity Growth Company Fund	8,146,528	388,589,389
Fidelity Series All-Sector Equity Fund	35,634,386	296,834,435
Fidelity Series Large Cap Value Fund	30,557,455	257,293,772
Fidelity Small Cap Growth Fund (a)	4,485,202	36,330,136
Fidelity Small Cap Opportunities Fund	12,499,573	61,997,881
Fidelity Small Cap Value Fund	4,651,595	38,050,048
Fidelity Value Fund	3,907,962	133,378,740
TOTAL DOMESTIC EQUITY FUNDS		2,601,057,885
International Equity Funds - 10.8%
Fidelity Diversified International Fund	11,517,997	218,496,405
Fidelity Europe Fund	6,612,458	130,463,789
Fidelity Japan Fund	5,314,098	41,981,370
Fidelity Overseas Fund	9,983,458	213,446,339
Fidelity Series Emerging Markets Fund	3,955,654	40,505,894
Fidelity Southeast Asia Fund	654,598	11,736,951
TOTAL INTERNATIONAL EQUITY FUNDS		656,630,748
TOTAL EQUITY FUNDS (Cost $5,171,599,914)		3,257,688,633
Fixed-Income Funds - 38.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	28,661,469	$ 159,071,154
Fidelity High Income Fund	27,657,514	172,306,315
TOTAL HIGH YIELD FIXED-INCOME FUNDS		331,377,469
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	8,769,047	95,582,608
Fidelity Series Investment Grade Bond Fund	106,022,317	1,118,535,445
Fidelity Strategic Real Return Fund	57,883,877	391,873,849
Fidelity Total Bond Fund	45,900,165	426,871,537
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,032,863,439
TOTAL FIXED-INCOME FUNDS (Cost $2,714,704,839)		2,364,240,908
Short-Term Funds - 7.7%

Fidelity Institutional Money Market Portfolio Institutional Class	234,419,615	234,419,615
Fidelity Short-Term Bond Fund	29,317,072	233,070,725
TOTAL SHORT-TERM FUNDS (Cost $489,092,766)		467,490,340
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,375,397,519)		$ 6,089,419,881
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,089,419,881	$ 6,089,419,881	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $98,777,053 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $220,143,721of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $8,375,397,519) - See accompanying schedule		$ 6,089,419,881
Receivable for investments sold		5,455,345
Receivable for fund shares sold		11,562,856
Distributions receivable from underlying funds		3,121,699
Total assets		6,109,559,781

Liabilities
Payable for investments purchased	$ 82
Payable for fund shares redeemed	20,154,070
Total liabilities		20,154,152

Net Assets		$ 6,089,405,629
Net Assets consist of:
Paid in capital		$ 8,709,421,682
Undistributed net investment income		28,468,161
Accumulated undistributed net realized gain (loss) on investments		(362,506,576)
Net unrealized appreciation (depreciation) on investments		(2,285,977,638)
Net Assets, for 748,730,795 shares outstanding		$ 6,089,405,629
Net Asset Value, offering price and redemption price per share ($6,089,405,629 ÷ 748,730,795 shares)		$ 8.13

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 202,554,054
Expenses
Independent trustees' compensation	$ 27,572
Total expenses before reductions	27,572
Expense reductions	(27,572)	-
Net investment income (loss)		202,554,054
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(370,535,402)
Capital gain distributions from underlying funds	43,729,723	(326,805,679)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,984,567,659)
Net gain (loss)		(2,311,373,338)
Net increase (decrease) in net assets resulting from operations		$ (2,108,819,284)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 202,554,054	$ 168,353,672
Net realized gain (loss)	(326,805,679)	233,339,105
Change in net unrealized appreciation (depreciation)	(1,984,567,659)	(516,277,194)
Net increase (decrease) in net assets resulting from operations	(2,108,819,284)	(114,584,417)
Distributions to shareholders from net investment income	(206,566,808)	(156,659,940)
Distributions to shareholders from net realized gain	(188,649,999)	(178,364,264)
Total distributions	(395,216,807)	(335,024,204)
Share transactions Proceeds from sales of shares	3,211,723,077	3,658,722,093
Reinvestment of distributions	394,517,096	334,395,215
Cost of shares redeemed	(2,129,469,007)	(1,525,352,165)
Net increase (decrease) in net assets resulting from share transactions	1,476,771,166	2,467,765,143
Total increase (decrease) in net assets	(1,027,264,925)	2,018,156,522

Net Assets
Beginning of period	7,116,670,554	5,098,514,032
End of period (including undistributed net investment income of $28,468,161 and undistributed net investment income of $32,480,915, respectively)	$ 6,089,405,629	$ 7,116,670,554
Other Information Shares
Sold	324,462,966	292,953,098
Issued in reinvestment of distributions	40,366,079	26,634,167
Redeemed	(222,766,865)	(122,531,666)
Net increase (decrease)	142,062,180	197,055,599

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.73	$ 12.45	$ 11.98	$ 10.87	$ 10.57
Income from Investment Operations
Net investment income (loss) B	.29	.34	.29	.25	.21
Net realized and unrealized gain (loss)	(3.29)	(.38)	.72	1.13	.25
Total from investment operations	(3.00)	(.04)	1.01	1.38	.46
Distributions from net investment income	(.30)	(.30)	(.23)	(.19)	(.14)
Distributions from net realized gain	(.30)	(.38)	(.31)	(.08)	(.02)
Total distributions	(.60)	(.68)	(.54)	(.27)	(.16)
Net asset value, end of period	$ 8.13	$ 11.73	$ 12.45	$ 11.98	$ 10.87
Total Return A	(26.45)%	(.62)%	8.58%	12.83%	4.30%
Ratios to Average Net Assets C,D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.97%	2.68%	2.37%	2.20%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,089,406	$ 7,116,671	$ 5,098,514	$ 2,677,779	$ 912,493
Portfolio turnover rate	36%	24%	4%	1%	0%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.8	8.5
Fidelity Blue Chip Growth Fund	2.5	2.6
Fidelity Disciplined Equity Fund	9.8	10.6
Fidelity Equity-Income Fund	8.4	10.6
Fidelity Growth Company Fund	7.7	7.0
Fidelity Mid-Cap Stock Fund	0.0	3.2
Fidelity OTC Portfolio	0.0	0.7
Fidelity Series All-Sector Equity Fund	5.5	0.0
Fidelity Series Large Cap Value Fund	4.7	0.0
Fidelity Small Cap Growth Fund	0.7	0.8
Fidelity Small Cap Opportunities Fund	1.3	1.5
Fidelity Small Cap Value Fund	0.8	0.9
Fidelity Value Fund	2.8	6.4
	52.0	52.8
International Equity Funds
Fidelity Diversified International Fund	4.2	3.6
Fidelity Europe Fund	2.8	3.4
Fidelity Japan Fund	1.0	1.0
Fidelity Overseas Fund	4.1	3.5
Fidelity Series Emerging Markets Fund	0.6	0.0
Fidelity Southeast Asia Fund	0.3	0.4
	13.0	11.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.7
Fidelity High Income Fund	4.0	3.7
	7.7	7.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.1	7.4
Fidelity Intermediate Bond Fund	0.0	3.6
Fidelity Investment Grade Bond Fund	0.0	6.4
Fidelity Series Investment Grade Bond Fund	15.5	0.0
Fidelity Strategic Real Return Fund	5.0	5.0
Fidelity Total Bond Fund	5.6	4.5
	26.2	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.5	0.5
Fidelity Short-Term Bond Fund	0.6	0.5
	1.1	1.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	52.0%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	1.1%

Six months ago
Domestic Equity Funds	52.8%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	7.4%
Investment Grade Fixed-Income Funds	26.9%
Short-Term Funds	1.0%

Expected
Domestic Equity Funds	51.1%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.0%
	Shares	Value
Domestic Equity Funds - 52.0%
Fidelity 100 Index Fund	190,352,762	$ 1,113,563,658
Fidelity Blue Chip Growth Fund	14,173,231	354,047,310
Fidelity Disciplined Equity Fund	90,909,838	1,406,375,192
Fidelity Equity-Income Fund	45,285,133	1,211,377,295
Fidelity Growth Company Fund	23,154,317	1,104,460,900
Fidelity Series All-Sector Equity Fund	94,811,667	789,781,189
Fidelity Series Large Cap Value Fund	79,361,420	668,223,154
Fidelity Small Cap Growth Fund (a)	12,954,519	104,931,606
Fidelity Small Cap Opportunities Fund	36,770,235	182,380,367
Fidelity Small Cap Value Fund	13,565,104	110,962,549
Fidelity Value Fund	11,826,668	403,644,195
TOTAL DOMESTIC EQUITY FUNDS		7,449,747,415
International Equity Funds - 13.0%
Fidelity Diversified International Fund	31,750,810	602,312,873
Fidelity Europe Fund	20,471,993	403,912,424
Fidelity Japan Fund	17,316,163	136,797,691
Fidelity Overseas Fund	27,411,205	586,051,565
Fidelity Series Emerging Markets Fund	8,767,901	89,783,308
Fidelity Southeast Asia Fund	1,862,712	33,398,425
TOTAL INTERNATIONAL EQUITY FUNDS		1,852,256,286
TOTAL EQUITY FUNDS (Cost $14,420,824,877)		9,302,003,701
Fixed-Income Funds - 33.9%
	Shares	Value
High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	95,360,017	$ 529,248,092
Fidelity High Income Fund	92,057,352	573,517,302
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,102,765,394
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	1,935,803	21,100,251
Fidelity Series Investment Grade Bond Fund	209,901,326	2,214,458,991
Fidelity Strategic Real Return Fund	104,734,070	709,049,657
Fidelity Total Bond Fund	86,275,725	802,364,244
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,746,973,143
TOTAL FIXED-INCOME FUNDS (Cost $5,696,115,374)		4,849,738,537
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Institutional Class	81,780,433	81,780,433
Fidelity Short-Term Bond Fund	10,462,242	83,174,825
TOTAL SHORT-TERM FUNDS (Cost $171,678,295)		164,955,258
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,288,618,546)		$ 14,316,697,496
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,316,697,496	$ 14,316,697,496	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $233,519,669 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $619,058,132 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $20,288,618,546) - See accompanying schedule		$ 14,316,697,496
Cash		328
Receivable for investments sold		5,881,220
Receivable for fund shares sold		23,009,430
Distributions receivable from underlying funds		6,792,391
Other receivables		17,997
Total assets		14,352,398,862

Liabilities
Payable for investments purchased	$ 2,805
Payable for fund shares redeemed	35,682,126
Other payables and accrued expenses	17,997
Total liabilities		35,702,928

Net Assets		$ 14,316,695,934
Net Assets consist of:
Paid in capital		$ 21,194,459,833
Undistributed net investment income		70,111,657
Accumulated undistributed net realized gain (loss) on investments		(975,954,506)
Net unrealized appreciation (depreciation) on investments		(5,971,921,050)
Net Assets, for 1,520,144,475 shares outstanding		$ 14,316,695,934
Net Asset Value, offering price and redemption price per share ($14,316,695,934 ÷ 1,520,144,475 shares)		$ 9.42

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 480,290,253
Interest		330
Total income		480,290,583

Expenses
Independent trustees' compensation	$ 72,679
Total expenses before reductions	72,679
Expense reductions	(72,679)	-
Net investment income (loss)		480,290,583
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(976,859,335)
Capital gain distributions from underlying funds	93,245,728	(883,613,607)
Change in net unrealized appreciation (depreciation) on underlying funds		(6,118,556,930)
Net gain (loss)		(7,002,170,537)
Net increase (decrease) in net assets resulting from operations		$ (6,521,879,954)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 480,290,583	$ 451,417,464
Net realized gain (loss)	(883,613,607)	949,778,161
Change in net unrealized appreciation (depreciation)	(6,118,556,930)	(1,737,254,393)
Net increase (decrease) in net assets resulting from operations	(6,521,879,954)	(336,058,768)
Distributions to shareholders from net investment income	(448,935,720)	(474,419,421)
Distributions to shareholders from net realized gain	(718,344,659)	(814,931,103)
Total distributions	(1,167,280,379)	(1,289,350,524)
Share transactions Proceeds from sales of shares	5,577,556,385	6,725,682,355
Reinvestment of distributions	1,165,443,761	1,287,420,853
Cost of shares redeemed	(4,765,588,496)	(4,664,773,890)
Net increase (decrease) in net assets resulting from share transactions	1,977,411,650	3,348,329,318
Total increase (decrease) in net assets	(5,711,748,683)	1,722,920,026

Net Assets
Beginning of period	20,028,444,617	18,305,524,591
End of period (including undistributed net investment income of $70,111,657 and undistributed net investment income of $38,756,794, respectively)	$ 14,316,695,934	$ 20,028,444,617
Other Information Shares
Sold	470,377,156	424,869,998
Issued in reinvestment of distributions	94,637,136	80,667,548
Redeemed	(410,884,583)	(294,979,067)
Net increase (decrease)	154,129,709	210,558,479

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 14.66	$ 15.84	$ 15.37	$ 13.71	$ 13.34
Income from Investment Operations
Net investment income (loss) B	.33	.36	.31	.27	.24
Net realized and unrealized gain (loss)	(4.74)	(.50)	1.03	1.72	.43
Total from investment operations	(4.41)	(.14)	1.34	1.99	.67
Distributions from net investment income	(.31)	(.37)	(.28)	(.23)	(.26)
Distributions from net realized gain	(.52)	(.67)	(.59)	(.10)	(.04)
Total distributions	(.83)	(1.04)	(.87)	(.33)	(.30)
Net asset value, end of period	$ 9.42	$ 14.66	$ 15.84	$ 15.37	$ 13.71
Total Return A	(31.39)%	(1.32)%	8.95%	14.64%	5.01%
Ratios to Average Net Assets C,D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.73%	2.24%	1.99%	1.87%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,316,696	$ 20,028,445	$ 18,305,525	$ 13,847,298	$ 9,915,821
Portfolio turnover rate	35%	35%	7%	4%	0%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.7	8.4
Fidelity Blue Chip Growth Fund	2.6	2.9
Fidelity Disciplined Equity Fund	10.6	11.4
Fidelity Equity-Income Fund	9.0	11.4
Fidelity Growth Company Fund	8.3	7.4
Fidelity Mid-Cap Stock Fund	0.0	3.1
Fidelity OTC Portfolio	0.0	0.6
Fidelity Series All-Sector Equity Fund	6.4	0.0
Fidelity Series Large Cap Value Fund	5.6	0.0
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Opportunities Fund	1.4	1.6
Fidelity Small Cap Value Fund	0.9	0.9
Fidelity Value Fund	2.9	7.0
	56.2	55.5
International Equity Funds
Fidelity Diversified International Fund	4.8	3.9
Fidelity Europe Fund	2.7	3.5
Fidelity Japan Fund	0.9	1.1
Fidelity Overseas Fund	4.7	3.8
Fidelity Series Emerging Markets Fund	0.6	0.0
Fidelity Southeast Asia Fund	0.3	0.4
	14.0	12.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.7
Fidelity High Income Fund	3.9	3.9
	7.6	7.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.7	7.6
Fidelity Intermediate Bond Fund	0.0	2.7
Fidelity Investment Grade Bond Fund	0.0	4.8
Fidelity Series Investment Grade Bond Fund	12.1	0.0
Fidelity Strategic Real Return Fund	4.3	4.6
Fidelity Total Bond Fund	5.1	4.5
	22.2	24.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.2%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	22.2%

Six months ago
Domestic Equity Funds	55.5%
International Equity Funds	12.7%
High Yield Fixed-Income Funds	7.6%
Investment Grade Fixed-Income Funds	24.2%

Expected
Domestic Equity Funds	56.0%
International Equity Funds	14.0%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	22.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.2%
	Shares	Value
Domestic Equity Funds - 56.2%
Fidelity 100 Index Fund	76,800,363	$ 449,282,123
Fidelity Blue Chip Growth Fund	6,133,055	153,203,716
Fidelity Disciplined Equity Fund	39,594,933	612,533,617
Fidelity Equity-Income Fund	19,487,848	521,299,947
Fidelity Growth Company Fund	10,133,564	483,371,019
Fidelity Series All-Sector Equity Fund	44,554,041	371,135,165
Fidelity Series Large Cap Value Fund	38,458,452	323,820,164
Fidelity Small Cap Growth Fund (a)	5,775,026	46,777,711
Fidelity Small Cap Opportunities Fund	16,387,321	81,281,113
Fidelity Small Cap Value Fund	6,056,308	49,540,602
Fidelity Value Fund	4,911,721	167,637,030
TOTAL DOMESTIC EQUITY FUNDS		3,259,882,207
International Equity Funds - 14.0%
Fidelity Diversified International Fund	14,604,517	277,047,683
Fidelity Europe Fund	8,064,182	159,106,315
Fidelity Japan Fund	6,495,762	51,316,518
Fidelity Overseas Fund	12,700,815	271,543,426
Fidelity Series Emerging Markets Fund	3,659,268	37,470,906
Fidelity Southeast Asia Fund	816,159	14,633,731
TOTAL INTERNATIONAL EQUITY FUNDS		811,118,579
TOTAL EQUITY FUNDS (Cost $6,519,687,113)		4,071,000,786
Fixed-Income Funds - 29.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.6%
Fidelity Capital & Income Fund	38,545,662	$ 213,928,426
Fidelity High Income Fund	36,165,053	225,308,281
TOTAL HIGH YIELD FIXED-INCOME FUNDS		439,236,707
Investment Grade Fixed-Income Funds - 22.2%
Fidelity Government Income Fund	4,033,807	43,968,500
Fidelity Series Investment Grade Bond Fund	66,384,825	700,359,898
Fidelity Strategic Real Return Fund	36,560,966	247,517,737
Fidelity Total Bond Fund	31,892,954	296,604,474
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,288,450,609
TOTAL FIXED-INCOME FUNDS (Cost $2,052,610,265)		1,727,687,316
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,572,297,378)		$ 5,798,688,102
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,798,688,102	$ 5,798,688,102	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $128,436,443, all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $186,393,886 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $8,572,297,378) - See accompanying schedule		$ 5,798,688,102
Cash		580
Receivable for investments sold		620,886
Receivable for fund shares sold		16,536,802
Distributions receivable from underlying funds		1,903,373
Total assets		5,817,749,743

Liabilities
Payable for investments purchased	$ 100
Payable for fund shares redeemed	19,061,679
Total liabilities		19,061,779

Net Assets		$ 5,798,687,964
Net Assets consist of:
Paid in capital		$ 8,900,891,943
Undistributed net investment income		19,861,288
Accumulated undistributed net realized gain (loss) on investments		(348,455,991)
Net unrealized appreciation (depreciation) on investments		(2,773,609,276)
Net Assets, for 755,334,936 shares outstanding		$ 5,798,687,964
Net Asset Value, offering price and redemption price per share ($5,798,687,964 ÷ 755,334,936 shares)		$ 7.68

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 168,963,808

Expenses
Independent trustees' compensation	$ 25,830
Total expenses before reductions	25,830
Expense reductions	(25,830)	-
Net investment income (loss)		168,963,808
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(356,365,549)
Capital gain distributions from underlying funds	33,600,997	(322,764,552)
Change in net unrealized appreciation (depreciation) on underlying funds		(2,382,142,055)
Net gain (loss)		(2,704,906,607)
Net increase (decrease) in net assets resulting from operations		$ (2,535,942,799)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 168,963,808	$ 122,392,965
Net realized gain (loss)	(322,764,552)	260,202,592
Change in net unrealized appreciation (depreciation)	(2,382,142,055)	(602,980,581)
Net increase (decrease) in net assets resulting from operations	(2,535,942,799)	(220,385,024)
Distributions to shareholders from net investment income	(171,882,739)	(112,963,788)
Distributions to shareholders from net realized gain	(211,227,891)	(172,614,012)
Total distributions	(383,110,630)	(285,577,800)
Share transactions Proceeds from sales of shares	3,202,233,157	3,681,868,491
Reinvestment of distributions	382,799,740	285,285,015
Cost of shares redeemed	(1,518,332,456)	(1,159,346,950)
Net increase (decrease) in net assets resulting from share transactions	2,066,700,441	2,807,806,556
Total increase (decrease) in net assets	(852,352,988)	2,301,843,732

Net Assets
Beginning of period	6,651,040,952	4,349,197,220
End of period (including undistributed net investment income of $19,861,288 and undistributed net investment income of $22,780,219, respectively)	$ 5,798,687,964	$ 6,651,040,952
Other Information Shares
Sold	328,872,946	281,048,308
Issued in reinvestment of distributions	38,379,248	21,491,234
Redeemed	(159,304,121)	(88,531,680)
Net increase (decrease)	207,948,073	214,007,862

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.15	$ 13.05	$ 12.52	$ 11.07	$ 10.64
Income from Investment Operations
Net investment income (loss) B	.26	.28	.24	.21	.18
Net realized and unrealized gain (loss)	(4.10)	(.49)	.89	1.48	.39
Total from investment operations	(3.84)	(.21)	1.13	1.69	.57
Distributions from net investment income	(.26)	(.25)	(.19)	(.15)	(.13)
Distributions from net realized gain	(.37)	(.44)	(.41)	(.10)	(.01)
Total distributions	(.63)	(.69)	(.60)	(.24) E	(.14)
Net asset value, end of period	$ 7.68	$ 12.15	$ 13.05	$ 12.52	$ 11.07
Total Return A	(32.84)%	(2.00)%	9.18%	15.41%	5.33%
Ratios to Average Net Assets C,D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.64%	2.16%	1.88%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,798,688	$ 6,651,041	$ 4,349,197	$ 2,099,810	$ 682,499
Portfolio turnover rate	29%	24%	3%	1%	0%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. E Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.2	10.2
Fidelity Blue Chip Growth Fund	3.1	3.5
Fidelity Disciplined Equity Fund	11.8	13.0
Fidelity Equity-Income Fund	10.8	13.0
Fidelity Growth Company Fund	9.2	8.5
Fidelity Mid-Cap Stock Fund	0.0	3.7
Fidelity OTC Portfolio	0.0	0.8
Fidelity Series All-Sector Equity Fund	6.5	0.0
Fidelity Series Large Cap Value Fund	5.5	0.0
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Opportunities Fund	1.6	1.8
Fidelity Small Cap Value Fund	1.0	1.1
Fidelity Value Fund	3.5	8.0
	63.1	64.5
International Equity Funds
Fidelity Diversified International Fund	5.2	4.4
Fidelity Europe Fund	3.4	4.3
Fidelity Japan Fund	1.2	1.3
Fidelity Overseas Fund	5.0	4.3
Fidelity Series Emerging Markets Fund	0.4	0.0
Fidelity Southeast Asia Fund	0.3	0.5
	15.5	14.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	3.8
Fidelity High Income Fund	4.2	4.0
	8.1	7.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.4	3.6
Fidelity Intermediate Bond Fund	0.0	1.6
Fidelity Investment Grade Bond Fund	0.0	2.9
Fidelity Series Investment Grade Bond Fund	7.6	0.0
Fidelity Strategic Real Return Fund	2.5	2.5
Fidelity Total Bond Fund	2.8	2.3
	13.3	12.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	63.1%
International Equity Funds	15.5%
High Yield Fixed-Income Funds	8.1%
Investment Grade Fixed-Income Funds	13.3%

Six months ago
Domestic Equity Funds	64.5%
International Equity Funds	14.8%
High Yield Fixed-Income Funds	7.8%
Investment Grade Fixed-Income Funds	12.9%

Expected
Domestic Equity Funds	62.2%
International Equity Funds	15.6%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	14.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.6%
	Shares	Value
Domestic Equity Funds - 63.1%
Fidelity 100 Index Fund	153,036,533	$ 895,263,717
Fidelity Blue Chip Growth Fund	12,110,279	302,514,770
Fidelity Disciplined Equity Fund	73,629,427	1,139,047,230
Fidelity Equity-Income Fund	38,926,135	1,041,274,103
Fidelity Growth Company Fund	18,783,902	895,992,112
Fidelity Series All-Sector Equity Fund	75,909,279	632,324,293
Fidelity Series Large Cap Value Fund	63,013,166	530,570,858
Fidelity Small Cap Growth Fund (a)	10,763,842	87,187,117
Fidelity Small Cap Opportunities Fund	30,756,415	152,551,821
Fidelity Small Cap Value Fund	11,381,282	93,098,890
Fidelity Value Fund	9,997,317	341,208,416
TOTAL DOMESTIC EQUITY FUNDS		6,111,033,327
International Equity Funds - 15.5%
Fidelity Diversified International Fund	26,249,129	497,945,970
Fidelity Europe Fund	16,851,323	332,476,608
Fidelity Japan Fund	14,664,153	115,846,812
Fidelity Overseas Fund	22,707,873	485,494,331
Fidelity Series Emerging Markets Fund	4,123,814	42,227,860
Fidelity Southeast Asia Fund	1,578,740	28,306,802
TOTAL INTERNATIONAL EQUITY FUNDS		1,502,298,383
TOTAL EQUITY FUNDS (Cost $12,150,323,040)		7,613,331,710
Fixed-Income Funds - 21.4%
	Shares	Value
High Yield Fixed-Income Funds - 8.1%
Fidelity Capital & Income Fund	68,319,659	$ 379,174,109
Fidelity High Income Fund	65,342,935	407,086,483
TOTAL HIGH YIELD FIXED-INCOME FUNDS		786,260,592
Investment Grade Fixed-Income Funds - 13.3%
Fidelity Government Income Fund	3,155,598	34,396,020
Fidelity Series Investment Grade Bond Fund	70,104,659	739,604,157
Fidelity Strategic Real Return Fund	35,473,335	240,154,479
Fidelity Total Bond Fund	29,203,801	271,595,351
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,285,750,007
TOTAL FIXED-INCOME FUNDS (Cost $2,535,193,540)		2,072,010,599
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,685,516,580)		$ 9,685,342,309
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,685,342,309	$ 9,685,342,309	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $175,742,492 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $343,702,351 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $14,685,516,580) - See accompanying schedule		$ 9,685,342,309
Cash		59
Receivable for investments sold		688,480
Receivable for fund shares sold		21,848,270
Distributions receivable from underlying funds		2,167,948
Other receivables		12,013
Total assets		9,710,059,079

Liabilities
Payable for investments purchased	$ 104
Payable for fund shares redeemed	24,706,647
Other payables and accrued expenses	12,013
Total liabilities		24,718,764

Net Assets		$ 9,685,340,315
Net Assets consist of:
Paid in capital		$ 15,252,125,738
Undistributed net investment income		36,372,369
Accumulated undistributed net realized gain (loss) on investments		(602,983,521)
Net unrealized appreciation (depreciation) on investments		(5,000,174,271)
Net Assets, for 1,079,393,995 shares outstanding		$ 9,685,340,315
Net Asset Value, offering price and redemption price per share ($9,685,340,315 ÷ 1,079,393,995 shares)		$ 8.97

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 270,587,830
Interest		241
Total income		270,588,071

Expenses
Independent trustees' compensation	$ 48,812
Total expenses before reductions	48,812
Expense Reductions	(48,812)	-
Net investment income (loss)		270,588,071
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(597,058,878)
Capital gain distributions from underlying funds	44,211,105	(552,847,773)
Change in net unrealized appreciation (depreciation) on underlying funds		(4,886,743,804)
Net gain (loss)		(5,439,591,577)
Net increase (decrease) in net assets resulting from operations		$ (5,169,003,506)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 270,588,071	$ 231,710,251
Net realized gain (loss)	(552,847,773)	691,749,953
Change in net unrealized appreciation (depreciation)	(4,886,743,804)	(1,363,407,219)
Net increase (decrease) in net assets resulting from operations	(5,169,003,506)	(439,947,015)
Distributions to shareholders from net investment income	(267,331,657)	(223,916,045)
Distributions to shareholders from net realized gain	(539,880,032)	(555,992,230)
Total distributions	(807,211,689)	(779,908,275)
Share transactions Proceeds from sales of shares	4,346,782,800	5,113,969,081
Reinvestment of distributions	806,106,328	778,954,554
Cost of shares redeemed	(2,938,074,652)	(3,104,739,906)
Net increase (decrease) in net assets resulting from share transactions	2,214,814,476	2,788,183,729
Total increase (decrease) in net assets	(3,761,400,719)	1,568,328,439

Net Assets
Beginning of period	13,446,741,034	11,878,412,595
End of period (including undistributed net investment income of $36,372,369 and undistributed net investment income of $34,494,030, respectively)	$ 9,685,340,315	$ 13,446,741,034
Other Information Shares
Sold	374,817,642	311,694,664
Issued in reinvestment of distributions	62,924,841	46,777,835
Redeemed	(253,721,173)	(188,969,160)
Net increase (decrease)	184,021,310	169,503,339

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 16.36	$ 15.82	$ 13.81	$ 13.27
Income from Investment Operations
Net investment income (loss) B	.27	.28	.24	.22	.20
Net realized and unrealized gain (loss)	(5.46)	(.63)	1.21	2.09	.56
Total from investment operations	(5.19)	(.35)	1.45	2.31	.76
Distributions from net investment income	(.27)	(.27)	(.21)	(.19)	(.22)
Distributions from net realized gain	(.59)	(.72)	(.70)	(.11)	-
Total distributions	(.86)	(.99)	(.91)	(.30)	(.22)
Net asset value, end of period	$ 8.97	$ 15.02	$ 16.36	$ 15.82	$ 13.81
Total Return A	(36.25)%	(2.65)%	9.40%	16.86%	5.72%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.29%	1.72%	1.51%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,685,340	$ 13,446,741	$ 11,878,413	$ 8,550,504	$ 5,856,816
Portfolio turnover rate	23%	36%	6%	5%	0%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	8.6	9.8
Fidelity Blue Chip Growth Fund	3.1	3.4
Fidelity Disciplined Equity Fund	12.3	13.6
Fidelity Equity-Income Fund	10.7	13.6
Fidelity Growth Company Fund	9.7	8.9
Fidelity Mid-Cap Stock Fund	0.0	3.7
Fidelity OTC Portfolio	0.0	0.8
Fidelity Series All-Sector Equity Fund	7.5	0.0
Fidelity Series Large Cap Value Fund	6.6	0.0
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Opportunities Fund	1.7	1.8
Fidelity Small Cap Value Fund	1.0	1.1
Fidelity Value Fund	3.5	8.4
	65.7	66.1
International Equity Funds
Fidelity Diversified International Fund	5.7	4.7
Fidelity Europe Fund	3.1	4.1
Fidelity Japan Fund	1.0	1.2
Fidelity Overseas Fund	5.6	4.7
Fidelity Series Emerging Markets Fund	0.6	0.0
Fidelity Southeast Asia Fund	0.3	0.5
	16.3	15.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.8	3.8
Fidelity High Income Fund	3.9	3.9
	7.7	7.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.5	3.6
Fidelity Intermediate Bond Fund	0.0	1.2
Fidelity Investment Grade Bond Fund	0.0	2.1
Fidelity Series Investment Grade Bond Fund	5.6	0.0
Fidelity Strategic Real Return Fund	1.9	2.1
Fidelity Total Bond Fund	2.3	2.0
	10.3	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.7%
International Equity Funds	16.3%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	10.3%

Six months ago
Domestic Equity Funds	66.1%
International Equity Funds	15.2%
High Yield Fixed-Income Funds	7.7%
Investment Grade Fixed-Income Funds	11.0%

Expected
Domestic Equity Funds	66.0%
International Equity Funds	16.5%
High Yield Fixed-Income Funds	7.5%
Investment Grade Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.7%
Fidelity 100 Index Fund	52,813,205	$ 308,957,251
Fidelity Blue Chip Growth Fund	4,439,812	110,906,507
Fidelity Disciplined Equity Fund	28,502,425	440,932,516
Fidelity Equity-Income Fund	14,271,693	381,767,785
Fidelity Growth Company Fund	7,301,148	348,264,750
Fidelity Series All-Sector Equity Fund	32,094,773	267,349,462
Fidelity Series Large Cap Value Fund	27,921,753	235,101,162
Fidelity Small Cap Growth Fund (a)	4,235,703	34,309,198
Fidelity Small Cap Opportunities Fund	12,043,115	59,733,852
Fidelity Small Cap Value Fund	4,481,960	36,662,436
Fidelity Value Fund	3,628,095	123,826,891
TOTAL DOMESTIC EQUITY FUNDS		2,347,811,810
International Equity Funds - 16.3%
Fidelity Diversified International Fund	10,683,021	202,656,910
Fidelity Europe Fund	5,715,826	112,773,249
Fidelity Japan Fund	4,585,365	36,224,385
Fidelity Overseas Fund	9,300,597	198,846,770
Fidelity Series Emerging Markets Fund	2,147,303	21,988,383
Fidelity Southeast Asia Fund	600,438	10,765,845
TOTAL INTERNATIONAL EQUITY FUNDS		583,255,542
TOTAL EQUITY FUNDS (Cost $4,691,926,716)		2,931,067,352
Fixed-Income Funds - 18.0%
	Shares	Value
High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	24,124,410	$ 133,890,475
Fidelity High Income Fund	22,634,652	141,013,879
TOTAL HIGH YIELD FIXED-INCOME FUNDS		274,904,354
Investment Grade Fixed-Income Funds - 10.3%
Fidelity Government Income Fund	1,826,767	19,911,762
Fidelity Series Investment Grade Bond Fund	19,089,615	201,395,442
Fidelity Strategic Real Return Fund	9,899,474	67,019,438
Fidelity Total Bond Fund	8,788,431	81,732,411
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		370,059,053
TOTAL FIXED-INCOME FUNDS (Cost $795,918,918)		644,963,407
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,487,845,634)		$ 3,576,030,759
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,576,030,759	$ 3,576,030,759	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $97,863,769 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $84,903,344 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009
Assets
Investment in securities, at value (cost $5,487,845,634) - See accompanying schedule		$ 3,576,030,759
Cash		321
Receivable for investments sold		27,077
Receivable for fund shares sold		12,160,932
Distributions receivable from underlying funds		501,882
Total assets		3,588,720,971

Liabilities
Payable for investments purchased	$ 3,145,895
Payable for fund shares redeemed	9,544,349
Total liabilities		12,690,244

Net Assets		$ 3,576,030,727
Net Assets consist of:
Paid in capital		$ 5,687,482,903
Undistributed net investment income		10,228,093
Accumulated undistributed net realized gain (loss) on investments		(209,865,394)
Net unrealized appreciation (depreciation) on investments		(1,911,814,875)
Net Assets, for 485,798,621 shares outstanding		$ 3,576,030,727
Net Asset Value, offering price and redemption price per share ($3,576,030,727 ÷ 485,798,621 shares)		$ 7.36

Statement of Operations

	Year ended March 31, 2009
Investment Income
Income distributions from underlying funds		$ 85,703,102

Expenses
Independent trustees' compensation	$ 15,352
Total expenses before reductions	15,352
Expense reductions	(15,352)	-
Net investment income (loss)		85,703,102
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(213,801,733)
Capital gain distributions from underlying funds	13,642,702	(200,159,031)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,626,321,311)
Net gain (loss)		(1,826,480,342)
Net increase (decrease) in net assets resulting from operations		$ (1,740,777,240)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,703,102	$ 56,933,149
Net realized gain (loss)	(200,159,031)	185,393,264
Change in net unrealized appreciation (depreciation)	(1,626,321,311)	(417,865,074)
Net increase (decrease) in net assets resulting from operations	(1,740,777,240)	(175,538,661)
Distributions to shareholders from net investment income	(82,310,020)	(54,240,115)
Distributions to shareholders from net realized gain	(144,516,516)	(116,139,616)
Total distributions	(226,826,536)	(170,379,731)
Share transactions Proceeds from sales of shares	2,224,664,186	2,306,674,618
Reinvestment of distributions	226,695,516	170,293,385
Cost of shares redeemed	(822,702,432)	(769,809,327)
Net increase (decrease) in net assets resulting from share transactions	1,628,657,270	1,707,158,676
Total increase (decrease) in net assets	(338,946,506)	1,361,240,284

Net Assets
Beginning of period	3,914,977,233	2,553,736,949
End of period (including undistributed net investment income of $10,228,093 and undistributed net investment income of $6,835,011, respectively)	$ 3,576,030,727	$ 3,914,977,233
Other Information Shares
Sold	234,638,302	170,425,104
Issued in reinvestment of distributions	21,849,305	12,346,190
Redeemed	(86,270,500)	(56,612,140)
Net increase (decrease)	170,217,107	126,159,154

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 13.48	$ 12.89	$ 11.22	$ 10.69
Income from Investment Operations
Net investment income (loss) B	.22	.23	.19	.18	.17
Net realized and unrealized gain (loss)	(4.63)	(.57)	1.01	1.73	.49
Total from investment operations	(4.41)	(.34)	1.20	1.91	.66
Distributions from net investment income	(.20)	(.21)	(.17)	(.13)	(.13)
Distributions from net realized gain	(.44)	(.52)	(.44)	(.11)	-
Total distributions	(.64)	(.73)	(.61)	(.24)	(.13)
Net asset value, end of period	$ 7.36	$ 12.41	$ 13.48	$ 12.89	$ 11.22
Total Return A	(37.11)%	(3.00)%	9.51%	17.18%	6.12%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.08%
Net investment income (loss)	2.24%	1.70%	1.50%	1.48%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,576,031	$ 3,914,977	$ 2,553,737	$ 1,155,906	$ 352,091
Portfolio turnover rate	20%	28%	3%	1%	0%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.3	10.5
Fidelity Blue Chip Growth Fund	3.2	3.6
Fidelity Disciplined Equity Fund	12.3	13.9
Fidelity Equity-Income Fund	11.5	13.9
Fidelity Growth Company Fund	9.7	9.1
Fidelity Mid-Cap Stock Fund	0.0	3.9
Fidelity OTC Portfolio	0.0	0.8
Fidelity Series All-Sector Equity Fund	7.0	0.0
Fidelity Series Large Cap Value Fund	6.2	0.0
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Opportunities Fund	1.7	1.9
Fidelity Small Cap Value Fund	1.0	1.2
Fidelity Value Fund	4.0	8.5
	66.9	68.3
International Equity Funds
Fidelity Diversified International Fund	5.7	4.8
Fidelity Europe Fund	3.6	4.5
Fidelity Japan Fund	1.2	1.3
Fidelity Overseas Fund	5.5	4.7
Fidelity Series Emerging Markets Fund	0.4	0.0
Fidelity Southeast Asia Fund	0.3	0.5
	16.7	15.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.9	4.9
Fidelity High Income Fund	5.2	5.0
	10.1	9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.3	1.8
Fidelity Intermediate Bond Fund	0.0	0.7
Fidelity Investment Grade Bond Fund	0.0	1.3
Fidelity Series Investment Grade Bond Fund	3.6	0.0
Fidelity Strategic Real Return Fund	1.2	1.2
Fidelity Total Bond Fund	1.2	1.0
	6.3	6.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	66.9%
International Equity Funds	16.7%
High Yield Fixed-Income Funds	10.1%
Investment Grade Fixed-Income Funds	6.3%

Six months ago
Domestic Equity Funds	68.3%
International Equity Funds	15.8%
High Yield Fixed-Income Funds	9.9%
Investment Grade Fixed-Income Funds	6.0%

Expected
Domestic Equity Funds	67.3%
International Equity Funds	16.8%
High Yield Fixed-Income Funds	9.1%
Investment Grade Fixed-Income Funds	6.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.6%
	Shares	Value
Domestic Equity Funds - 66.9%
Fidelity 100 Index Fund	84,459,540	$ 494,088,309
Fidelity Blue Chip Growth Fund	6,808,779	170,083,292
Fidelity Disciplined Equity Fund	42,471,754	657,038,024
Fidelity Equity-Income Fund	22,965,151	614,317,797
Fidelity Growth Company Fund	10,897,949	519,832,181
Fidelity Series All-Sector Equity Fund	45,152,853	376,123,265
Fidelity Series Large Cap Value Fund	39,122,154	329,408,535
Fidelity Small Cap Growth Fund (a)	6,325,923	51,239,976
Fidelity Small Cap Opportunities Fund	17,901,343	88,790,660
Fidelity Small Cap Value Fund	6,680,039	54,642,720
Fidelity Value Fund	6,238,615	212,923,923
TOTAL DOMESTIC EQUITY FUNDS		3,568,488,682
International Equity Funds - 16.7%
Fidelity Diversified International Fund	15,852,427	300,720,547
Fidelity Europe Fund	9,818,251	193,714,095
Fidelity Japan Fund	8,119,823	64,146,599
Fidelity Overseas Fund	13,756,293	294,109,538
Fidelity Series Emerging Markets Fund	2,077,366	21,272,230
Fidelity Southeast Asia Fund	897,173	16,086,320
TOTAL INTERNATIONAL EQUITY FUNDS		890,049,329
TOTAL EQUITY FUNDS (Cost $7,168,495,868)		4,458,538,011
Fixed-Income Funds - 16.4%
	Shares	Value
High Yield Fixed-Income Funds - 10.1%
Fidelity Capital & Income Fund	47,045,811	$ 261,104,250
Fidelity High Income Fund	44,703,750	278,504,364
TOTAL HIGH YIELD FIXED-INCOME FUNDS		539,608,614
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Government Income Fund	1,556,963	16,970,898
Fidelity Series Investment Grade Bond Fund	18,450,662	194,654,483
Fidelity Strategic Real Return Fund	9,457,892	64,029,926
Fidelity Total Bond Fund	6,720,572	62,501,324
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		338,156,631
TOTAL FIXED-INCOME FUNDS (Cost $1,138,545,001)		877,765,245
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,307,040,869)		$ 5,336,303,256
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,336,303,256	$ 5,336,303,256	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $90,976,931 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $160,709,932 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $8,307,040,869) - See accompanying schedule		$ 5,336,303,256
Cash		39
Receivable for investments sold		113,992
Receivable for fund shares sold		15,298,132
Distributions receivable from underlying funds		522,433
Total assets		5,352,237,852

Liabilities
Payable for investments purchased	$ 5,459,566
Payable for fund shares redeemed	10,475,040
Total liabilities		15,934,606

Net Assets		$ 5,336,303,246
Net Assets consist of:
Paid in capital		$ 8,583,090,205
Undistributed net investment income		12,106,447
Accumulated undistributed net realized gain (loss) on investments		(288,155,793)
Net unrealized appreciation (depreciation) on investments		(2,970,737,613)
Net Assets, for 1,046,875,120 shares outstanding		$ 5,336,303,246
Net Asset Value, offering price and redemption price per share ($5,336,303,246 ÷ 1,046,875,120 shares)		$ 5.10

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 139,494,935
Interest		182
Total income		139,495,117

Expenses
Independent trustees' compensation	$ 25,790
Total expenses before reductions	25,790
Expense reduction	(25,790)	-
Net investment income (loss)		139,495,117
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(297,140,290)
Capital gain distributions from underlying funds	17,781,156	(279,359,134)
Change in net unrealized appreciation (depreciation) on underlying funds		(2,794,544,369)
Net gain (loss)		(3,073,903,503)
Net increase (decrease) in net assets resulting from operations		$ (2,934,408,386)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year endedMarch 31,2009	Year endedMarch 31,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 139,495,117	$ 113,480,346
Net realized gain (loss)	(279,359,134)	398,280,811
Change in net unrealized appreciation (depreciation)	(2,794,544,369)	(797,537,548)
Net increase (decrease) in net assets resulting from operations	(2,934,408,386)	(285,776,391)
Distributions to shareholders from net investment income	(138,458,577)	(108,667,308)
Distributions to shareholders from net realized gain	(276,991,800)	(319,081,044)
Total distributions	(415,450,377)	(427,748,352)
Share transactions Proceeds from sales of shares	2,916,595,155	3,336,033,521
Reinvestment of distributions	414,693,332	427,115,796
Cost of shares redeemed	(1,655,688,497)	(1,933,991,244)
Net increase (decrease) in net assets resulting from share transactions	1,675,599,990	1,829,158,073
Total increase (decrease) in net assets	(1,674,258,773)	1,115,633,330

Net Assets
Beginning of period	7,010,562,019	5,894,928,689
End of period (including undistributed net investment income of $12,106,447 and undistributed net investment income of $15,277,014, respectively)	$ 5,336,303,246	$ 7,010,562,019
Other Information Shares
Sold	438,869,569	344,759,374
Issued in reinvestment of distributions	55,254,584	43,417,661
Redeemed	(244,734,846)	(199,462,588)
Net increase (decrease)	249,389,307	188,714,447

Financial Highlights

Years ended March 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 9.68	$ 9.33	$ 8.10	$ 7.75
Income from Investment Operations
Net investment income (loss) B	.15	.16	.14	.13	.11
Net realized and unrealized gain (loss)	(3.35)	(.42)	.74	1.29	.38
Total from investment operations	(3.20)	(.26)	.88	1.42	.49
Distributions from net investment income	(.15)	(.15)	(.13)	(.10)	(.13)
Distributions from net realized gain	(.34)	(.48)	(.40)	(.09)	(.02)
Total distributions	(.49)	(.63)	(.53)	(.19)	(.14) E
Net asset value, end of period	$ 5.10	$ 8.79	$ 9.68	$ 9.33	$ 8.10
Total Return A	(38.20)%	(3.29)%	9.68%	17.65%	6.35%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.01%	.10%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.01%	.08%
Expenses net of all reductions	.00%	.00%	.00%	.01%	.08%
Net investment income (loss)	2.22%	1.66%	1.49%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,336,303	$ 7,010,562	$ 5,894,929	$ 3,867,885	$ 2,138,102
Portfolio turnover rate	17%	37%	4%	4%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Amounts do not include the activity of the underlying funds. D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. E Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.0	8.4
Fidelity Blue Chip Growth Fund	3.3	3.8
Fidelity Disciplined Equity Fund	13.0	15.2
Fidelity Equity-Income Fund	12.0	14.4
Fidelity Growth Company Fund	10.1	8.9
Fidelity Mid-Cap Stock Fund	0.0	3.6
Fidelity OTC Portfolio	0.0	1.1
Fidelity Series All-Sector Equity Fund	7.0	0.0
Fidelity Series Large Cap Value Fund	6.5	0.0
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Opportunities Fund	1.8	1.9
Fidelity Small Cap Value Fund	1.1	1.2
Fidelity Value Fund	5.2	9.1
	67.0	68.6
International Equity Funds
Fidelity Diversified International Fund	6.2	4.9
Fidelity Europe Fund	3.1	4.4
Fidelity Japan Fund	1.0	1.3
Fidelity Overseas Fund	6.1	4.8
Fidelity Series Emerging Markets Fund	0.3	0.0
Fidelity Southeast Asia Fund	0.3	0.5
	17.0	15.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.1	5.0
Fidelity High Income Fund	5.3	5.2
	10.4	10.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.5	2.3
Fidelity Intermediate Bond Fund	0.0	0.4
Fidelity Investment Grade Bond Fund	0.0	0.8
Fidelity Series Investment Grade Bond Fund	2.5	0.0
Fidelity Strategic Real Return Fund	0.9	1.0
Fidelity Total Bond Fund	0.7	0.8
	5.6	5.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.0%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	10.4%
Investment Grade Fixed-Income Funds	5.6%

Six months ago
Domestic Equity Funds	68.6%
International Equity Funds	15.9%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	5.3%

Expected
Domestic Equity Funds	68.0%
International Equity Funds	17.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.0%
	Shares	Value
Domestic Equity Funds - 67.0%
Fidelity 100 Index Fund	9,753,182	$ 57,056,114
Fidelity Blue Chip Growth Fund	1,237,634	30,916,097
Fidelity Disciplined Equity Fund	7,972,484	123,334,322
Fidelity Equity-Income Fund	4,254,542	113,808,995
Fidelity Growth Company Fund	2,003,141	95,549,821
Fidelity Series All-Sector Equity Fund	8,026,657	66,862,053
Fidelity Series Large Cap Value Fund	7,286,489	61,352,240
Fidelity Small Cap Growth Fund (a)	1,187,854	9,621,620
Fidelity Small Cap Opportunities Fund	3,426,902	16,997,432
Fidelity Small Cap Value Fund	1,243,406	10,171,063
Fidelity Value Fund	1,442,220	49,222,958
TOTAL DOMESTIC EQUITY FUNDS		634,892,715
International Equity Funds - 17.0%
Fidelity Diversified International Fund	3,112,701	59,047,931
Fidelity Europe Fund	1,486,263	29,323,978
Fidelity Japan Fund	1,167,843	9,225,958
Fidelity Overseas Fund	2,682,200	57,345,437
Fidelity Series Emerging Markets Fund	281,957	2,887,239
Fidelity Southeast Asia Fund	161,330	2,892,647
TOTAL INTERNATIONAL EQUITY FUNDS		160,723,190
TOTAL EQUITY FUNDS (Cost $1,185,985,650)		795,615,905
Fixed-Income Funds - 16.0%
	Shares	Value
High Yield Fixed-Income Funds - 10.4%
Fidelity Capital & Income Fund	8,606,425	$ 47,765,658
Fidelity High Income Fund	8,063,265	50,234,144
TOTAL HIGH YIELD FIXED-INCOME FUNDS		97,999,802
Investment Grade Fixed-Income Funds - 5.6%
Fidelity Government Income Fund	1,265,638	13,795,457
Fidelity Series Investment Grade Bond Fund	2,267,531	23,922,449
Fidelity Strategic Real Return Fund	1,332,816	9,023,167
Fidelity Total Bond Fund	707,762	6,582,190
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		53,323,263
TOTAL FIXED-INCOME FUNDS (Cost $184,771,430)		151,323,065
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,370,757,080)		$ 946,938,970
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 946,938,970	$ 946,938,970	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $23,238,703 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $13,633,838 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $1,370,757,080) - See accompanying schedule		$ 946,938,970
Receivable for fund shares sold		6,758,124
Distributions receivable from underlying funds		40,023
Total assets		953,737,117

Liabilities
Payable for investments purchased	$ 5,149,306
Payable for fund shares redeemed	1,648,841
Distributions payable	42
Total liabilities		6,798,189

Net Assets		$ 946,938,928
Net Assets consist of:
Paid in capital		$ 1,414,363,134
Undistributed net investment income		2,513,276
Accumulated undistributed net realized gain (loss) on investments		(46,119,372)
Net unrealized appreciation (depreciation) on investments		(423,818,110)
Net Assets, for 158,070,798 shares outstanding		$ 946,938,928
Net Asset Value, offering price and redemption price per share ($946,938,928 ÷ 158,070,798 shares)		$ 5.99

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 18,019,014
Interest		332
Total income		18,019,346

Expenses
Independent trustees' compensation	$ 3,011
Total expenses before reductions	3,011
Expense reductions	(3,011)	-
Net investment income (loss)		18,019,346
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(46,708,562)
Capital gain distributions from underlying funds	2,149,204	(44,559,358)
Change in net unrealized appreciation (depreciation) on underlying funds		(354,766,707)
Net gain (loss)		(399,326,065)
Net increase (decrease) in net assets resulting from operations		$ (381,306,719)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year endedMarch 31,2009	Year endedMarch 31,2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,019,346	$ 6,562,248
Net realized gain (loss)	(44,559,358)	26,037,272
Change in net unrealized appreciation (depreciation)	(354,766,707)	(72,067,473)
Net increase (decrease) in net assets resulting from operations	(381,306,719)	(39,467,953)
Distributions to shareholders from net investment income	(16,295,009)	(5,525,508)
Distributions to shareholders from net realized gain	(20,267,940)	(9,417,079)
Total distributions	(36,562,949)	(14,942,587)
Share transactions Proceeds from sales of shares	862,439,095	643,512,741
Reinvestment of distributions	36,548,853	14,934,109
Cost of shares redeemed	(190,389,551)	(125,663,145)
Net increase (decrease) in net assets resulting from share transactions	708,598,397	532,783,705
Total increase (decrease) in net assets	290,728,729	478,373,165

Net Assets
Beginning of period	656,210,199	177,837,034
End of period (including undistributed net investment income of $2,513,276 and undistributed net investment income of $878,974, respectively)	$ 946,938,928	$ 656,210,199
Other Information Shares
Sold	113,838,664	57,779,653
Issued in reinvestment of distributions	4,489,034	1,307,717
Redeemed	(24,356,704)	(11,210,894)
Net increase (decrease)	93,970,994	47,876,476

Financial Highlights

Years ended March 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.11
Net realized and unrealized gain (loss)	(4.00)	(.49)	1.01
Total from investment operations	(3.82)	(.31)	1.12
Distributions from net investment income	(.15)	(.13)	(.07)
Distributions from net realized gain	(.28)	(.28)	(.09)
Total distributions	(.43)	(.41)	(.16)
Net asset value, end of period	$ 5.99	$ 10.24	$ 10.96
Total Return B, C	(38.60)%	(3.19)%	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.29%	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,939	$ 656,210	$ 177,837
Portfolio turnover rate	17%	17%	0% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.2	9.3
Fidelity Blue Chip Growth Fund	3.3	3.9
Fidelity Disciplined Equity Fund	13.5	15.1
Fidelity Equity-Income Fund	11.7	14.5
Fidelity Growth Company Fund	10.5	9.0
Fidelity Mid-Cap Stock Fund	0.0	4.0
Fidelity OTC Portfolio	0.0	1.2
Fidelity Series All-Sector Equity Fund	7.9	0.0
Fidelity Series Large Cap Value Fund	6.9	0.0
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Opportunities Fund	1.9	2.0
Fidelity Small Cap Value Fund	1.1	1.2
Fidelity Value Fund	4.8	9.1
	68.9	70.3
International Equity Funds
Fidelity Diversified International Fund	7.2	5.7
Fidelity Europe Fund	3.9	5.4
Fidelity Japan Fund	1.2	1.6
Fidelity Overseas Fund	7.0	5.6
Fidelity Series Emerging Markets Fund	0.5	0.0
Fidelity Southeast Asia Fund	0.3	0.6
	20.1	18.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.0
Fidelity High Income Fund	5.3	5.2
	10.3	10.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.1	0.2
Fidelity Intermediate Bond Fund	0.0	0.1
Fidelity Investment Grade Bond Fund	0.0	0.1
Fidelity Series Investment Grade Bond Fund	0.4	0.0
Fidelity Strategic Real Return Fund	0.1	0.1
Fidelity Total Bond Fund	0.1	0.1
	0.7	0.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.9%
International Equity Funds	20.1%
High Yield Fixed-Income Funds	10.3%
Investment Grade Fixed-Income Funds	0.7%

Six months ago
Domestic Equity Funds	70.3%
International Equity Funds	18.9%
High Yield Fixed-Income Funds	10.2%
Investment Grade Fixed-Income Funds	0.6%

Expected
Domestic Equity Funds	69.5%
International Equity Funds	20.0%
High Yield Fixed-Income Funds	10.0%
Investment Grade Fixed-Income Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2008. The current allocation is based on the fund's holdings as of March 31, 2009. The expected allocation represents the fund's anticipated allocation at September 30, 2009.

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2009

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.0%
	Shares	Value
Domestic Equity Funds - 68.9%
Fidelity 100 Index Fund	8,090,175	$ 47,327,521
Fidelity Blue Chip Growth Fund	1,024,628	25,595,205
Fidelity Disciplined Equity Fund	6,687,843	103,460,936
Fidelity Equity-Income Fund	3,358,019	89,827,009
Fidelity Growth Company Fund	1,691,342	80,677,030
Fidelity Series All-Sector Equity Fund	7,301,769	60,823,738
Fidelity Series Large Cap Value Fund	6,336,233	53,351,084
Fidelity Small Cap Growth Fund (a)	994,449	8,055,036
Fidelity Small Cap Opportunities Fund	2,861,817	14,194,610
Fidelity Small Cap Value Fund	1,060,996	8,678,950
Fidelity Value Fund	1,083,833	36,991,226
TOTAL DOMESTIC EQUITY FUNDS		528,982,345
International Equity Funds - 20.1%
Fidelity Diversified International Fund	2,898,449	54,983,584
Fidelity Europe Fund	1,507,156	29,736,185
Fidelity Japan Fund	1,188,762	9,391,217
Fidelity Overseas Fund	2,501,965	53,492,021
Fidelity Series Emerging Markets Fund	418,726	4,287,758
Fidelity Southeast Asia Fund	151,891	2,723,408
TOTAL INTERNATIONAL EQUITY FUNDS		154,614,173
TOTAL EQUITY FUNDS (Cost $1,050,521,474)		683,596,518
Fixed-Income Funds - 11.0%
	Shares	Value
High Yield Fixed-Income Funds - 10.3%
Fidelity Capital & Income Fund	6,951,240	$ 38,579,382
Fidelity High Income Fund	6,544,446	40,771,897
TOTAL HIGH YIELD FIXED-INCOME FUNDS		79,351,279
Investment Grade Fixed-Income Funds - 0.7%
Fidelity Government Income Fund	83,924	914,770
Fidelity Series Investment Grade Bond Fund	252,468	2,663,540
Fidelity Strategic Real Return Fund	116,625	789,551
Fidelity Total Bond Fund	68,126	633,572
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,001,433
TOTAL FIXED-INCOME FUNDS (Cost $111,544,596)		84,352,712
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,162,066,070)		$ 767,949,230
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 767,949,230	$ 767,949,230	$ -	$ -
Income Tax Information
At March 31, 2009, the fund had a capital loss carryforward of approximately $23,028,339 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2010 approximately $13,228,323 of losses recognized during the period November 1, 2008 to March 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (cost $1,162,066,070) - See accompanying schedule		$ 767,949,230
Receivable for fund shares sold		6,546,026
Distributions receivable from underlying funds		3,635
Total assets		774,498,891

Liabilities
Payable for investments purchased	$ 5,231,205
Payable for fund shares redeemed	1,318,457
Total liabilities		6,549,662

Net Assets		$ 767,949,229
Net Assets consist of:
Paid in capital		$ 1,206,217,136
Undistributed net investment income		1,344,115
Accumulated undistributed net realized gain (loss) on investments		(45,495,182)
Net unrealized appreciation (depreciation) on investments		(394,116,840)
Net Assets, for 131,486,438 shares outstanding		$ 767,949,229
Net Asset Value, offering price and redemption price per share ($767,949,229 ÷ 131,486,438 shares)		$ 5.84

Statement of Operations

	Year ended March 31, 2009

Investment Income
Income distributions from underlying funds		$ 14,766,857
Interest		609
Total income		14,767,466

Expenses
Independent trustees' compensation	$ 2,703
Total expenses before reductions	2,703
Expense reductions	(2,703)	-
Net investment income (loss)		14,767,466
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(45,707,216)
Capital gain distributions from underlying funds	1,410,397	(44,296,819)
Change in net unrealized appreciation (depreciation) on underlying funds		(315,119,131)
Net gain (loss)		(359,415,950)
Net increase (decrease) in net assets resulting from operations		$ (344,648,484)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2009	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,767,466	$ 6,175,929
Net realized gain (loss)	(44,296,819)	26,201,577
Change in net unrealized appreciation (depreciation)	(315,119,131)	(81,277,676)
Net increase (decrease) in net assets resulting from operations	(344,648,484)	(48,900,170)
Distributions to shareholders from net investment income	(14,432,858)	(5,305,795)
Distributions to shareholders from net realized gain	(20,004,081)	(8,019,436)
Total distributions	(34,436,939)	(13,325,231)
Share transactions Proceeds from sales of shares	776,293,233	727,877,590
Reinvestment of distributions	34,359,884	13,279,880
Cost of shares redeemed	(288,279,995)	(202,303,302)
Net increase (decrease) in net assets resulting from share transactions	522,373,122	538,854,168
Total increase (decrease) in net assets	143,287,699	476,628,767

Net Assets
Beginning of period	624,661,530	148,032,763
End of period (including undistributed net investment income of $1,344,115 and undistributed net investment income of $975,474, respectively)	$ 767,949,229	$ 624,661,530
Other Information Shares
Sold	101,912,372	64,478,896
Issued in reinvestment of distributions	4,108,690	1,155,619
Redeemed	(35,427,969)	(18,224,274)
Net increase (decrease)	70,593,093	47,410,241

Financial Highlights

Years ended March 31,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.18	.11
Net realized and unrealized gain (loss)	(4.15)	(.53)	1.02
Total from investment operations	(3.98)	(.35)	1.13
Distributions from net investment income	(.15)	(.12)	(.06)
Distributions from net realized gain	(.29)	(.25)	(.09)
Total distributions	(.44)	(.37)	(.15)
Net asset value, end of period	$ 5.84	$ 10.26	$ 10.98
Total Return B, C	(40.19)%	(3.53)%	11.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.13%	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 767,949	$ 624,662	$ 148,033
Portfolio turnover rate	20%	16%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to the prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 2,530,186,297	$ 18,220,849	$ (368,482,334)	$ (350,261,485)
Freedom 2000	1,703,573,793	13,348,836	(273,372,299)	(260,023,463)
Freedom 2005	1,044,861,812	4,457,472	(278,676,908)	(274,219,436)
Freedom 2010	12,202,671,113	82,172,750	(3,154,144,740)	(3,071,971,990)
Freedom 2015	8,420,933,892	43,484,361	(2,374,998,372)	(2,331,514,011)
Freedom 2020	20,418,488,733	122,044,898	(6,223,836,135)	(6,101,791,237)
Freedom 2025	8,607,825,752	43,429,064	(2,852,566,714)	(2,809,137,650)
Freedom 2030	14,769,055,257	74,354,638	(5,158,067,586)	(5,083,712,948)
Freedom 2035	5,516,153,690	23,655,542	(1,963,778,473)	(1,940,122,931)
Freedom 2040	8,351,513,998	27,354,179	(3,042,564,921)	(3,015,210,742)
Freedom 2045	1,380,003,913	8,210,557	(441,275,500)	(433,064,943)
Freedom 2050	1,171,810,834	5,294,292	(409,155,896)	(403,861,604)
	Undistributed Ordinary Income	Capital Loss Carryforward
Freedom Income	$ 5,288,956	$ (8,879,718)
Freedom 2000	8,305,129	(7,629,953)
Freedom 2005	4,511,744	(15,520,321)
Freedom 2010	53,916,577	(133,502,896)
Freedom 2015	30,418,730	(98,777,053)
Freedom 2020	76,623,136	(233,519,669)
Freedom 2025	21,764,002	(128,436,443)
Freedom 2030	36,384,382	(175,742,492)
Freedom 2035	11,437,872	(97,863,769)
Freedom 2040	20,110,650	(90,976,931)
Freedom 2045	2,513,276	(23,238,703)
Freedom 2050	1,850,359	(23,028,339)

The tax character of distributions paid was as follows:

March 31, 2009	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 97,240,094	$ 22,832,954	$ 120,073,048
Freedom 2000	66,342,559	23,630,792	89,973,351
Freedom 2005	34,379,288	19,943,002	54,322,290
Freedom 2010	438,715,631	338,418,030	777,133,661
Freedom 2015	240,871,035	154,345,772	395,216,807
Freedom 2020	521,017,365	646,263,014	1,167,280,379
Freedom 2025	195,065,624	188,045,006	383,110,630
Freedom 2030	296,519,032	510,692,657	807,211,689
Freedom 2035	89,814,194	137,012,342	226,826,536
Freedom 2040	142,666,202	272,784,175	415,450,377
Freedom 2045	17,466,196	19,096,753	36,562,949
Freedom 2050	14,432,858	20,004,081	34,436,939

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2008	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 107,091,796	$ 29,570,750	$ 136,662,546
Freedom 2000	73,158,266	30,024,478	103,182,744
Freedom 2005	31,943,294	22,985,461	54,928,755
Freedom 2010	465,353,311	352,912,631	818,265,942
Freedom 2015	189,127,878	145,896,326	335,024,204
Freedom 2020	591,316,757	698,033,767	1,289,350,524
Freedom 2025	145,931,304	139,646,496	285,577,800
Freedom 2030	316,812,946	463,095,329	779,908,275
Freedom 2035	75,685,645	94,694,086	170,379,731
Freedom 2040	160,469,566	267,278,786	427,748,352
Freedom 2045	9,971,128	4,971,459	14,942,587
Freedom 2050	9,045,964	4,279,267	13,325,231

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	893,825,670	832,524,455
Freedom 2000	532,299,298	570,067,234
Freedom 2005	407,691,906	398,589,955
Freedom 2010	4,602,725,684	5,517,992,730
Freedom 2015	3,768,069,313	2,440,211,741
Freedom 2020	7,519,922,040	6,134,852,435
Freedom 2025	3,763,335,717	1,877,176,790
Freedom 2030	4,475,025,977	2,749,909,956
Freedom 2035	2,271,262,590	770,084,129
Freedom 2040	2,509,670,757	1,090,071,790
Freedom 2045	829,149,765	136,945,493
Freedom 2050	642,405,596	138,291,881

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated certain investments of the Funds' to include shares of three newly created Fidelity Series Funds. This involved a taxable redemption of each Fund's interest, or partial interest, in Fidelity Mid-Cap Stock Fund, Fidelity OTC Portfolio, Fidelity Value Fund, Fidelity Intermediate Bond Fund and Fidelity Investment Grade Bond Fund ("selected Underlying Funds") for cash and securities in-kind and a non-taxable exchange of those securities for shares of Fidelity Series All-Sector Equity Fund, Fidelity Series Large Cap Value Fund and Fidelity Series Investment Grade Bond Fund. Realized gains and losses on redemptions of the selected Underlying Funds in connection with the reallocation are presented in the accompanying Statement of Operations as "Realized gain (loss) on sale of underlying fund shares".

Details of these transactions with the related gain/(loss) for each Fund are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain/(Loss) on redemptions of selected Underlying Funds
Freedom Income	$ 332,823,850	$ (54,107,233)
Freedom 2000	201,568,500	(33,179,209)
Freedom 2005	128,042,808	(32,921,760)
Freedom 2010	1,771,954,534	(362,650,849)
Freedom 2015	1,003,373,936	(265,859,351)
Freedom 2020	2,457,029,647	(631,225,884)
Freedom 2025	757,248,970	(262,628,648)
Freedom 2030	1,131,732,264	(402,912,209)
Freedom 2035	326,489,325	(160,517,809)
Freedom 2040	477,287,200	(230,700,968)
Freedom 2045	60,022,451	(39,899,463)
Freedom 2050	46,516,872	(36,219,014)

6. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

During the period ended March 31, 2009, this reimbursement reduced each Fund's expenses by the following:

Reimbursement from adviser
Freedom Income	$ 9,669
Freedom 2000	6,609
Freedom 2005	3,847
Freedom 2010	49,491
Freedom 2015	27,572
Freedom 2020	72,679
Freedom 2025	25,830
Freedom 2030	48,812
Freedom 2035	15,352
Freedom 2040	25,790
Freedom 2045	3,011
Freedom 2050	2,703

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2040
Fidelity 100 Index Fund	13%	-	24%	-	19%	11%
Fidelity Disciplined Equity Fund	-	-	17%	-	14%	-
Fidelity Europe Fund	-	-	19%	-	15%	-
Fidelity High Income fund	-	-	13%	-	-	-
Fidelity Japan Fund	-	-	16%	-	13%	-
Fidelity Overseas Fund	-	-	12%	-	-	-
Fidelity Series All-Sector Equity Fund	-	-	20%	-	16%	-
Fidelity Series Emerging Markets Fund	14%	13%	28%	12%	13%	-
Fidelity Series Investment Grade Bond Fund	22%	13%	27%	-	-	-
Fidelity Series Large Cap Value Fund	11%	-	22%	11%	17%	11%
Fidelity Small Cap Growth Fund	-	-	12%	-	10%	-
Fidelity Small Cap Opportunities Fund	-	-	20%	-	17%	-
Fidelity Small Cap Value Fund	-	-	11%	-	-	-
Fidelity Strategic Real Return Fund	15%	-	17%	-	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity 100 Index Fund	95%
Fidelity Capital & Income Fund	32%
Fidelity Disciplined Equity Fund	70%
Fidelity Equity-Income Fund	35%
Fidelity Europe Fund	72%
Fidelity Growth Company	20%
Fidelity High Income Fund	49%
Fidelity Japan Fund	62%
Fidelity Overseas Fund	50%
Fidelity Series All-Sector Equity Fund	84%
Fidelity Series Emerging Markets Fund	96%
Fidelity Series Investment Grade Bond Fund	94%
Fidelity Series Large Cap Value Fund	95%
Fidelity Short-Term Bond Fund	28%
Fidelity Small Cap Growth Fund	52%
Fidelity Small Cap Opportunities Fund	84%
Fidelity Small Cap Value Fund	47%
Fidelity Strategic Real Return Fund	64%
Fidelity Total Bond Fund	30%
Fidelity Value Fund	24%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 22, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Freedom Fund's activities, review contractual arrangements with companies that provide services to each Freedom Fund, and review each Freedom Fund's performance. If the interests of a Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 161 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 383 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the Board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006) and Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007).

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (55)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)
Year of Election or Appointment: 2008 President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments.
Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005).

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	05/04/09	05/01/09	$0.02	$-
Fidelity Freedom 2000 Fund	05/18/09	05/15/09	$0.06	$-
Fidelity Freedom 2005 Fund	05/18/09	05/15/09	$0.045	$0.005
Fidelity Freedom 2010 Fund	05/18/09	05/15/09	$0.055	$0.005
Fidelity Freedom 2015 Fund	05/18/09	05/15/09	$0.035	$0.005
Fidelity Freedom 2020 Fund	05/18/09	05/15/09	$0.045	$0.005
Fidelity Freedom 2025 Fund	05/18/09	05/15/09	$0.025	$0.005
Fidelity Freedom 2030 Fund	05/18/09	05/15/09	$0.04	$-
Fidelity Freedom 2035 Fund	05/18/09	05/15/09	$0.02	$0.005
Fidelity Freedom 2040 Fund	05/18/09	05/15/09	$0.01	$0.01
Fidelity Freedom 2045 Fund	05/18/09	05/15/09	$0.015	$-
Fidelity Freedom 2050 Fund	05/18/09	05/15/09	$0.01	$0.005

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May 2008	6%
June 2008	8%
July 2008	8%
August 2008	8%
September 2008	8%
October 2008	8%
November 2008	8%
December 2008	8%
February 2009	1%
March 2009	1%
Fidelity Freedom 2000 Fund
May 2008	1%
December 2008	10%
Fidelity Freedom 2005 Fund
May 2008	-
December 2008	16%
Fidelity Freedom 2010 Fund
May 2008	2%
December 2008	17%
Fidelity Freedom 2015 Fund
May 2008	2%
December 2008	18%
Fidelity Freedom 2020 Fund
May 2008	2%
December 2008	25%
Fidelity Freedom 2025 Fund
May 2008	1%
December 2008	27%
Fidelity Freedom 2030 Fund
May 2008	4%
December 2008	37%
Fidelity Freedom 2035 Fund
May 2008	3%
December 2008	40%
Fidelity Freedom 2040 Fund
May 2008	3%
December 2008	43%
Fidelity Freedom 2045 Fund
May 2008	8%
December 2008	42%
Fidelity Freedom 2050 Fund
May 2008	13%
December 2008	45%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May 2008	7%
June 2008	9%
July 2008	9%
August 2008	9%
September 2008	9%
October 2008	9%
November 2008	9%
December 2008	9%
February 2009	1%
March 2009	1%
Fidelity Freedom 2000 Fund
May 2008	2%
December 2008	11%
Fidelity Freedom 2005 Fund
May 2008	1%
December 2008	22%
Fidelity Freedom 2010 Fund
May 2008	3%
December 2008	22%
Fidelity Freedom 2015 Fund
May 2008	3%
December 2008	25%
Fidelity Freedom 2020 Fund
May 2008	2%
December 2008	33%
Fidelity Freedom 2025 Fund
May 2008	2%
December 2008	36%
Fidelity Freedom 2030 Fund
May 2008	6%
December 2008	49%
Fidelity Freedom 2035 Fund
May 2008	5%
December 2008	53%
Fidelity Freedom 2040 Fund
May 2008	4%
December 2008	58%
Fidelity Freedom 2045 Fund
May 2008	10%
December 2008	58%
Fidelity Freedom 2050 Fund
May 2008	18%
December 2008	64%

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-ANN-0509
1.702316.111

FF-UANNPRO-0509
1.814503.104

Item 2. Code of Ethics

As of the end of the period, March 31, 2009, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2005 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2010 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2015 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2020 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2025 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2030 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2035 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2040 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2045 Fund	$24,000	$-	$5,600	$-
Fidelity Advisor Freedom 2050 Fund	$24,000	$-	$5,600	$-

March 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2005 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2010 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2015 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2020 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2025 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2030 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2035 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2040 Fund	$22,000	$-	$4,500	$-
Fidelity Advisor Freedom 2045 Fund	$21,000	$-	$5,600	$-
Fidelity Advisor Freedom 2050 Fund	$21,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, and Fidelity Freedom 2050 Fund (the "Funds"):

Services Billed by PwC

March 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2000 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2005 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2010 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2015 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2020 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2025 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2030 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2035 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2040 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2045 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2050 Fund	$21,000	$-	$2,200	$500

March 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2000 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2005 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2010 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2015 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2020 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2025 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2030 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2035 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2040 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2045 Fund	$20,000	$-	$2,200	$800
Fidelity Freedom 2050 Fund	$20,000	$-	$2,200	$800

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2009A	March 31, 2008A
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$445,000	$430,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	March 31, 2009A	March 31, 2008A
Audit-Related Fees	$3,305,000	$510,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2009 A	March 31, 2008 A
PwC	$3,745,000	$1,710,000
Deloitte Entities	$1,525,000	$580,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2009